1933 Act Registration No. 002-74747
1940 Act Registration No. 811-03313

As filed with the Securities and Exchange Commission on June 10, 2016

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 81	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940

Amendment No. 81	[X]

FIRST AMERICAN FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)

800 Nicollet Mall
Minneapolis, Minnesota 55402
(Address of Principal Executive Offices) (Zip Code)

(612) 303-7987
(Registrant’s Telephone Number, including Area Code)

Richard J. Ertel
U.S. Bancorp Asset Management, Inc.
800 Nicollet Mall, BC-MN-H04N
Minneapolis, Minnesota 55402-7020
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on July 8, 2016 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485
[ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

The information in this prospectus is not complete and may be changed. No person may sell these securities under this prospectus until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Preliminary Prospectus

Subject to Completion

Please find First American Funds’ Privacy Policy inside the back cover of this Prospectus.

This prospectus and the related Statement of Additional Information (SAI) do not constitute an offer to sell or a solicitation of an offer to buy shares in the funds, nor shall any such shares be offered or sold to any person in any jurisdiction in which an offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

The funds may be offered only to persons in the United States. This prospectus should not be considered a solicitation or offering of fund shares outside the United States.

Fund Summary

Retail Prime Obligations Fund

Investment Objective

Retail Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)	Class A
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
Annual Low Balance Account Fee (for accounts under $2,500)	$15
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses:
Shareholder Servicing Fee	0.25%
Miscellaneous[1]	0.24%
Total Annual Fund Operating Expenses	0.84%
Less Fee Waivers[2]	(0.09)%
Net Expenses[2]	0.75%

[1]	Miscellaneous expenses are based on estimated amounts for the fund’s first fiscal year of operations.
[2]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through July 18, 2017, so that total annual fund operating expenses, after waivers, do not exceed 0.75%. These fee waivers and expense reimbursements may be terminated at any time after July 18, 2017 at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated . The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class A
1 year	$ 77
3 years	$259

1	Prospectus –	First American Money Market Funds Class A Shares

Fund Summary

Retail Prime Obligations Fund continued

Principal Investment Strategies

Retail Prime Obligations Fund invests in high-quality short-term debt obligations, including:

•	commercial paper;
•	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);
•	non-convertible corporate debt securities;
•	securities issued by the U.S. government or one of its agencies or instrumentalities;
•	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations;
•	loan participation interests; and
•	repurchase agreements.

The fund may invest more than 25% of its total assets in obligations of U.S. banks.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security, unless they have determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, have obtained the approval of the fund’s board of directors to continue to hold the security.

Principal Risks

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The advisor or its affiliates have no legal obligation to provide financial support to the fund, and you should not expect that the advisor will provide financial support to the fund at any time.

Principal risks of investing in this fund include:

Banking Industry Risk — An adverse development in the banking industry (domestic or foreign) may affect the value of the fund’s investments more than if the fund was not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

2	Prospectus –	First American Money Market Funds Class A Shares

Fund Summary

Retail Prime Obligations Fund continued

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk — In July 2014, the Securities and Exchange Commission (SEC) adopted reforms to money market fund regulation. As the reforms are implemented through October 2016, they could affect the fund’s operations and return potential. The reforms will, among other things, permit the fund to impose a liquidity fee or redemption gate under certain circumstances effective October 14, 2016. In addition, changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price.

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option.

3	Prospectus –	First American Money Market Funds Class A Shares

Fund Summary

Retail Prime Obligations Fund continued

Fund Performance

Because the fund had not yet commenced operations as of the date of this prospectus, there is no performance information to present for the fund.

Investment Advisor

U.S. Bancorp Asset Management, Inc.

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page 5 of the prospectus.

4	Prospectus –	First American Money Market Funds Class A Shares

Additional Summary Information

Purchase and Sale of Fund Shares

Investments in the fund are limited to accounts beneficially owned by natural persons. You may purchase or redeem shares of the fund on any business day. You can become a shareholder in the fund by making a minimum initial investment of $2,500. The minimum additional investment is $100. The fund reserves the right to waive or lower purchase minimums under certain circumstances and to reject any purchase order or to stop offering shares for sale at any time.

You can redeem shares through your financial intermediary or by contacting the fund at:

Phone	Regular Mail	Overnight Express Mail
800-677-3863	First American Funds P.O. Box 701 Milwaukee, WI 53201-0701	First American Funds 615 East Michigan Street Milwaukee, WI 53202

Tax Information

Dividends you receive from the fund are generally taxable as ordinary income. Dividends attributable to income from U.S. government securities may be exempt from state personal income taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

5	Prospectus –	First American Money Market Funds Class A Shares

More about the Fund

Investment Objectives

The investment objective of the fund is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity. The fund’s investment objective may be changed without shareholder approval. Please remember, there is no guarantee that the fund will achieve its objective.

Principal Investment Strategies

The fund’s principal investment strategies are discussed below. These are the strategies that the fund’s investment advisor believes are most likely to be important in trying to achieve the fund’s objectives. You should be aware that the fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the SAI. For a copy of the SAI, call Investor Services at 800 677-3863.

Principal Investment Strategies Applicable to the Fund

The fund complies with SEC regulations that apply to money market funds. These regulations require that the fund’s investments mature within 397 days from the date of purchase and that the fund maintain a weighted average maturity of 60 days or less and a weighted average life of 120 days or less. The fund may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the fund to consider some of these securities as having maturities shorter than their stated maturity dates. All of the fund’s investments must be in U.S. dollar-denominated high quality securities which have been determined by the fund’s advisor to present minimal credit risk and are rated in one of the two highest rating categories by one or more nationally recognized statistical rating organizations (NRSROs) or are deemed by the advisor to be of comparable quality to securities having such ratings. In addition, no more than 3% of the fund’s total assets may be invested in securities rated in the second highest rating category by an NRSRO or deemed to be of comparable quality by the fund’s advisor at the time of purchase (“second-tier securities”). With limited exceptions, the fund may not invest more than 5% of its total assets in securities issued by the same issuer. The fund is further limited to investing no more than ½ of 1% in second-tier securities of any issuer. The fund must comply with weekly liquidity standards that require a fund to hold at least 30% of its total assets in cash, direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less, or securities convertible into cash within five business days. The fund must also comply with daily liquidity standards that require a fund to hold at least 10% of its total assets in cash, direct obligations of the U.S. Government, or securities convertible into cash within one business day. The fund is limited to investing no more than 5% of its total assets in illiquid securities.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

For liquidity and to respond to unusual market conditions, the fund may hold all or a significant portion of its total assets in cash for temporary defensive purposes. This may result in a lower yield and prevent the fund from meeting its investment objective.

6	Prospectus –	First American Money Market Funds Class A Shares

More about the Fund

Principal Investment Strategies continued

The fund pursues its objective by investing in high-quality short-term debt obligations, including:

•	commercial paper;
•	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);
•	non-convertible corporate debt securities;
•	securities issued by the U.S. government or one of its agencies or instrumentalities;
•	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations;
•	loan participation interests; and
•	repurchase agreements.

The fund may invest more than 25% of its total assets in obligations of U.S. banks.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security, unless they have determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, have obtained the approval of the fund’s board of directors to continue to hold the security.

U.S. government securities issued by the Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLB) are neither issued nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the United States. These entities, however, were chartered or supported by Acts of Congress and are supported by federal subsidies, loans or other benefits. The Government National Mortgage Association (Ginnie Mae) is a wholly-owned U.S. corporation that is authorized to guarantee timely payment and interest of its securities. U.S. government securities issued by Ginnie Mae are guaranteed by the full faith and credit of the United States. Other U.S. government securities do not have an explicit guarantee but support is implied due to the government sponsorship of their mandated activities, including securities issued by the Tennessee Valley Authority and Federal Farm Credit Banks.

Other Investment Strategies

Other Money Market Funds

The fund may invest in other money market funds that invest in the same types of securities as the fund, as a non-principal investment strategy, including each of the other money market funds advised by the fund’s investment advisor. To avoid duplicative investment advisory fees, when the fund invests in another money market fund advised by the fund’s investment advisor, the investment advisor reimburses the fund an amount equal to the fund’s proportionate share of the investment advisory fee paid by the other money market fund to the investment advisor. If the fund invests in money market funds advised by another investment advisor, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.

7	Prospectus –	First American Money Market Funds Class A Shares

More about the Fund

Other Investment Strategies continued

Securities Lending

To generate additional income, and as a non-principal investment strategy, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions deemed by the fund’s advisor to present minimal credit risk. When a fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to at least 102% of the value of the loaned securities, which is invested consistent with the fund’s investment strategies. If the borrower fails to return the loaned securities, the fund could suffer a loss if the value of the invested collateral is insufficient to purchase replacement securities.

Principal Investment Risks

The principal risks of investing in the fund are identified and further discussed below.

•	Banking Industry Risk	•	Liquidity Risk
•	Credit Risk	•	Municipal Security Risk
•	Cybersecurity Risk	•	Redemption Risk
•	Foreign Security Risk	•	Regulatory Risk
•	Income Risk	•	Repurchase Agreement Risk
•	Interest Rate Risk	•	Variable Rate Demand Note (VRDN) Risk

Description of Principal Investment Risks

Banking Industry Risk. An adverse development in the banking industry (domestic or foreign) may affect the value of the fund’s investments more than if the fund was not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. For example, deteriorating economic and business conditions can disproportionately impact companies in the banking industry due to increased defaults on payments by borrowers. Moreover, political and regulatory changes can affect the operations and financial results of companies in the banking industry, potentially imposing additional costs and expenses or restricting the types of business activities of these companies.

Credit Risk. The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk. With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, a fund may be subject to operational and informational security risks resulting from breaches in cybersecurity (“cyber-attacks”). A cyber-attack refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption, or lose operational capacity. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks, or devices that are used to service the fund’s operations through “hacking” or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption.

8	Prospectus –	First American Money Market Funds Class A Shares

More about the Fund

Description of Principal Investment Risks continued

Cybersecurity failures or breaches by the fund’s affiliates or service providers, may cause disruptions and impact the business operations, potentially resulting in financial losses to both a fund and its shareholders, the inability of fund shareholders to transact business, inability to calculate a fund’s net asset value, impediments to trading, violations of applicable privacy and other laws (including the release of private shareholder information), regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the advisor has risk management systems designed to prevent or reduce the impact of such cyber-attacks, there are inherent limitations in such controls, systems and protocols, including the possibility that certain risks have not been identified, as well as the rapid development of new threats. These cybersecurity risks are also present for issuers of securities in which a fund invests, which could result in material adverse consequences for such issuers, and may cause a fund’s investment in such securities to lose value and may result in financial loss for fund shareholders.

Foreign Security Risk. The foreign securities in which the fund may invest, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. Political or social instability or diplomatic developments could adversely affect the securities. There is also the risk of possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by the fund. In addition, there may be less public information available about foreign corporations and foreign banks and their branches.

Income Risk. The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk. The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk. The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security or because a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Municipal Security Risk. The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk. If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

9	Prospectus –	First American Money Market Funds Class A Shares

More about the Fund

Description of Principal Investment Risks continued

Regulatory Risk. In July 2014, the SEC adopted reforms to money market fund regulation. The compliance periods for these reforms range between July 2015 and October 2016. When the reforms are implemented, they could affect the fund’s operations and return potential. The reforms will, among other things, beginning October 14, 2016, permit (and, under certain circumstances, require) money market funds, including the fund, to impose a “liquidity fee” (up to 2% of redemption proceeds) or “redemption gate” that temporarily restricts redemptions from a money market fund, if a fund’s weekly liquidity level falls below the required regulatory threshold. In addition, changes to monetary policy by the Federal Reserve or other regulatory actions could expose fixed income and related markets to heightened volatility, interest rate sensitivity and reduced liquidity, which may impact the fund’s operations, universe of potential investment options, and return potential.

Repurchase Agreement Risk. For the fund, if the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price. Securities purchased by the fund under a repurchase agreement may include securities that the fund is not otherwise permitted to purchase directly, such as long-term government bonds, investment and non-investment grade corporate bonds, asset- and mortgage-backed securities, collateralized mortgage obligations, agency real estate mortgage investment conduits, and equity securities. The value of these securities may be more volatile or less liquid than the securities the fund is permitted to purchase directly, which increases the risk that the fund will be unable to recover fully in the event of the seller’s default.

Variable Rate Demand Note (VRDN) Risk. Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option. While the fund invests only in VRDNs of high quality issuers, or which are supported by high quality financial institutions, it is still possible that an issuer or financial institution could default on its obligations.

Disclosure of Portfolio Holdings

A description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the fund’s SAI.

10	Prospectus –	First American Money Market Funds Class A Shares

Fund Management

Investment Advisor

U.S. Bancorp Asset Management, Inc.
800 Nicollet Mall
Minneapolis, MN 55402

U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of December 31, 2015, U.S. Bancorp Asset Management had more than $56 billion in assets under management, including investment company assets of more than $44 billion. As investment advisor, U.S. Bancorp Asset Management manages the fund’s business and investment activities, subject to the authority of the fund’s board of directors.

The fund pays the investment advisor a monthly management fee equal to an annual rate of 0.10% of average daily net assets for providing investment advisory services to the fund.

U.S. Bancorp Asset Management may voluntarily waive or reimburse certain fees and expenses in order to maintain a zero or positive yield for each share class of the fund. These waivers and reimbursements may be terminated at any time by U.S. Bancorp Asset Management.

A discussion regarding the basis for the board’s approval of the fund’s investment advisory agreement will appear in the fund’s annual report to shareholders for the fiscal year ending August 31, 2016.

Additional Compensation

U.S. Bancorp Asset Management, U.S. Bank National Association (U.S. Bank) and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American funds. As described above, U.S. Bancorp Asset Management receives compensation for acting as the fund’s investment advisor. U.S. Bancorp Asset Management, U.S. Bank and their affiliates also receive compensation from the fund as set forth below.

Administration Services.  U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services, LLC (Fund Services), act as the fund’s administrator and sub-administrator, respectively, providing administration services that include general administrative and accounting services, blue sky services and shareholder services. For such services, the fund pays U.S. Bancorp Asset Management the fund’s pro rata portion of up to 0.20%, on an annual basis, of the aggregate average daily net assets attributable to Class A shares of all First American money market funds. U.S. Bancorp Asset Management pays Fund Services a portion of its fee, as agreed to from time to time. In addition to these fees, the fund may reimburse U.S. Bancorp Asset Management for any out-of-pocket expenses incurred in providing administration services.

11	Prospectus –	First American Money Market Funds Class A Shares

Fund Management

Investment Advisor continued

Custody Services.  U.S. Bank provides custody services to the fund. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.005% of the fund’s average daily net assets.

Distribution Services.  Quasar Distributors, LLC, an affiliate of U.S. Bancorp Asset Management, receives distribution and shareholder servicing fees for acting as the fund’s distributor.

Securities Lending Services.  In connection with lending their portfolio securities, the funds pay fees to U.S. Bank of 20% of the fund’s net income from securities lending transactions and U.S. Bank pays half of such fees to U.S. Bancorp Asset Management for certain securities lending services provided by U.S. Bancorp Asset Management.

Shareholder Servicing Fees.  The fund pays U.S. Bancorp Asset Management a shareholder servicing fee at an annual rate of 0.25% of its average daily net assets attributable to Class A shares for providing or arranging for the provision of shareholder services to the holders of its Class A shares.

Transfer Agency Services.  Fund Services provides transfer agency and dividend disbursing services, as well as certain shareholder services, to the fund. Fund Services receives fees for transfer agency and dividend disbursing services on a per shareholder account basis, subject to a minimum fee per share class. In addition, the fund may reimburse Fund Services for any out-of-pocket expenses incurred in providing transfer agency services.

Other Compensation.  To the extent that fund shares are held through U.S. Bank or its broker-dealer affiliate, U.S. Bancorp Investments, Inc., those entities may receive distribution and/or shareholder servicing fees from the fund’s distributor as well as other payments from the fund’s distributor and/or advisor as described below under “Shareholder Information — Additional Payments to Institutions.”

Portfolio Managers

The fund is managed by a team of persons who are employed by U.S. Bancorp Asset Management.

12	Prospectus –	First American Money Market Funds Class A Shares

Shareholder Information

Pricing of Fund Shares

You may purchase or redeem shares of the fund on any business day that the Federal Reserve Bank of New York (Federal Reserve) is open, except as noted below. In addition to weekends, the Federal Reserve is closed on the following Federal holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day, and Christmas Day. The fund may close when the Federal Reserve is open and the NYSE is closed, such as Good Friday. On any business day when the Securities Industry Financial Markets Association recommends that the bond markets close trading early, the fund may also close trading early.

Your purchase or redemption price will be based on that day’s NAV per share if your order is received by the fund in proper form prior to the time the fund calculates its NAV. See “Additional Information on Purchasing, Redeeming, and Exchanging Fund Shares — Calculating Net Asset Value” below. Contact your investment professional or financial institution to determine the time by which it must receive your order to be assured same day processing. To make sure your order is in proper form, you must follow the instructions set forth below under “Purchasing Fund Shares” and “Redeeming Fund Shares.”

Some investment professionals or financial institutions may charge a fee for helping you purchase, redeem, or exchange shares. Contact your investment professional or financial institution for more information. No such fee will be imposed if you purchase shares directly from the fund.

Share Classes

The fund issues its shares in multiple classes. This prospectus offers Class A shares.

Class A shares are offered at net asset value with no front-end or contingent deferred sales charge, but with an annual distribution (12b-1) fee of 0.25% and an annual shareholder servicing fee of 0.25%.

12b-1 Fees

The fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act that allows the fund to pay its distributor an annual fee for the distribution and sale of its shares and/or for services provided to shareholders. The 12b-1 fees are equal to 0.25% of the average daily net assets of Class A shares.

Because these fees are paid out of a fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Class A share 12b-1 fee is a distribution fee. The fund’s distributor uses the distribution fee to compensate investment professionals or financial institutions for providing distribution-related services to the fund.

Your investment professional or financial institution will continue to receive Rule 12b-1 fees relating to your shares for as long as you hold those shares.

The board of directors has approved the suspension or reduction of 12b-1 fee payments by the fund as needed in order to maintain a yield for each share class of at least 0%. Any such suspension or reduction will result in a corresponding suspension or reduction of amounts paid by the fund’s distributor to investment professionals and financial institutions.

13	Prospectus –	First American Money Market Funds Class A Shares

Shareholder Information

Shareholder Servicing Plan

The fund also has adopted a non-Rule 12b-1 shareholder servicing plan and agreement with respect to the Class A shares. Under this plan and agreement, the fund pays U.S. Bancorp Asset Management a shareholder servicing fee at an annual rate of 0.25% of average daily Class A share net assets for providing or arranging for the provision of shareholder services to the holders of Class A shares. No distribution-related services are provided under this plan and agreement.

Determining Your Share Price

Because the current prospectus and SAI are available on First American Funds’ website free of charge, we do not disclose the following information separately on the website.

Your purchase or redemption price for Class A shares is the fund’s next determined net asset value after the fund, or its designated agent, receives your order in proper form. To understand how the fund calculates its net asset value, see “Additional Information on Purchasing, Redeeming, and Exchanging Fund Shares — Calculating Net Asset Value” below.

Purchasing Fund Shares

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. As a result, when you open an account, we will ask for your name, permanent street address, date of birth, and social security or taxpayer identification number. Addresses containing a P.O. Box only will not be accepted. We may also ask for other identifying documents or information.

Investments in the fund are intended to be limited to accounts beneficially owned by natural persons. Natural persons are permitted to invest in the fund through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, including, for example:

•	Participant-directed defined contribution plans;
•	Individual retirement accounts;
•	Simplified employee pension arrangements;
•	SIMPLE retirement accounts;
•	Custodial accounts;
•	Deferred compensation plans for government or tax-exempt organization employees;
•	Archer medical savings accounts;
•	College savings plans;
•	Health savings account plans;
•	Ordinary trusts and estates of natural persons; or
•	Certain other retirement and investment accounts having an institutional decision maker (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).

On or before October 14, 2016, the fund will adopt policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. The fund reserves the right to repurchase shares in any accounts that are not beneficially owned by natural persons, after providing 60 days’ written notice.

You may become a shareholder in the fund by making a minimum initial investment of $2,500. The minimum additional investment is $100. The fund reserves the right to waive or lower purchase minimums under certain circumstances and to reject any purchase order or to stop offering shares for sale at any time.

By Phone.  You may purchase shares of the fund on any business day by calling your investment professional or financial institution, if they have a sales agreement with the fund’s distributor.

14	Prospectus –	First American Money Market Funds Class A Shares

Shareholder Information

Purchasing Fund Shares continued

You may also purchase shares by calling Investor Services and making a wire transfer or an Automated Clearing House (ACH) transaction from your bank. Before making an initial investment by wire or ACH, you must submit a new account form to the fund and select this option. Be sure to include a cancelled check or pre-printed deposit slip with the form. Once the account is established, you may request the account number and wiring instructions from Investor Services by calling 800 677-3863. Purchases may then be made by wire transfer or ACH by calling the same number. All information will be taken over the telephone, and your order will be priced at the next NAV calculated after the fund’s custodian receives your payment by wire or ACH.

You cannot purchase shares by wire or ACH on days when federally chartered banks are closed.

By Mail.  To purchase shares by mail, simply complete and sign a new account form, enclose a check made payable to the fund and mail both to:

Regular U.S. Mail:	Overnight Express Mail:
First American Funds	First American Funds
P.O. Box 701	615 East Michigan Street
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

After you have established an account, you may continue to purchase shares by mailing your check to First American Funds at the same address.

Please note the following:

•	All purchases must be drawn on a bank located within the United States and payable in U.S. dollars to First American Funds.
•	Cash, money orders, third-party checks, credit card checks, traveler’s checks, starter checks, and credit cards will not be accepted. We are unable to accept post-dated checks or any conditional order as payment.
•	If a check or ACH transaction does not clear your bank, the fund reserves the right to cancel the purchase, and you may be charged a fee of $25 per check or transaction. You could be liable for any losses or fees incurred by the fund as a result of your check or ACH transaction failing to clear.

By Systematic Investment Plan.  To purchase shares as part of a savings discipline, you may add to your investment on a regular basis by having $100 or more automatically withdrawn from your bank account on a periodic basis and invested in fund shares. You may apply for participation in this program through your investment professional or financial institution or by calling Investor Services at 800 677-3863.

Purchases In-Kind.  Generally, all purchases will be in cash. However, the fund reserves the right to permit you to purchase shares through the exchange of other securities that you own if consistent with the fund’s investment objective, policies, and operations. The market value of any securities exchanged, plus any cash, must be at least $25 million. Please contact your investment professional, financial institution or Investor Services at 800 677-3863.

Redeeming Fund Shares

When you redeem shares, the proceeds are normally sent on the next business day, but in no event more than seven days, after your request is received in proper form.

By Phone.  If you purchased shares through an investment professional or financial institution, simply call them to redeem your shares of the fund on any business day.

15	Prospectus –	First American Money Market Funds Class A Shares

Shareholder Information

Redeeming Fund Shares continued

If you did not purchase shares through an investment professional or financial institution, you may redeem your shares by calling Investor Services at 800 677-3863. Proceeds can be wired to your bank account (if you have previously supplied your bank account information to the fund) or sent to you by check. The fund charges a $15 fee for wire redemptions, but have the right to waive this fee for shares redeemed through certain financial intermediaries and by certain accounts. Proceeds also can be sent directly to your bank or brokerage account via electronic funds transfer if your bank or brokerage firm is a member of the ACH network. The fund reserves the right to limit telephone redemptions to $50,000 per account per day.

If you recently purchased your shares by check or through the ACH network, proceeds from the sale of those shares may not be available until your check or ACH payment has cleared, which may take up to 15 calendar days from the date of purchase.

By Mail.  To redeem shares by mail, send a written request to your investment professional or financial institution, or to the fund at the following address:

Regular U.S. Mail:	Overnight Express Mail:
First American Funds	First American Funds
P.O. Box 701	615 East Michigan Street
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

Your request should include the following information:

•	name of the fund;
•	account number;
•	dollar amount or number of shares redeemed;
•	name on the account; and
•	signatures of all registered account owners.

After you have established your account, signatures on a written request must be guaranteed if:

•	you would like redemption proceeds to be paid or mailed to any person, address, or bank account other than that on record;
•	you have changed the address on the fund’s records within the last 30 calendar days;
•	your redemption request is in excess of $50,000; or
•	you intend to change legal ownership of your account.

In addition to the situations described above, the fund reserves the right to require a signature guarantee, or another acceptable form of signature verification, in other instances based on the circumstances of a particular situation.

A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. Banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange may guarantee signatures. Call your financial intermediary to determine if it has this capability. A notary public is not an acceptable signature guarantor.

Proceeds from a written redemption request will be sent to you by check unless another form of payment is requested.

16	Prospectus –	First American Money Market Funds Class A Shares

Shareholder Information

Redeeming Fund Shares continued

By Checking Account.  You may sign up for check writing privileges when you complete a new account form, or by calling your investment professional, financial institution, or the fund. With a fund checking account, you may redeem shares simply by writing a check for $100 or more, unless your investment professional or financial institution requires a higher minimum. The fund may charge a $25 fee for draft checks written against insufficient funds and requests to stop payment on a check. Call Investor Services at 800 677-3863 for more information.

Please note that you may not use a check to close your account.

By Systematic Withdrawal Plan.  If your account has a value of $5,000 or more, you may redeem a specific dollar amount from your account on a regular basis. You may set up a systematic withdrawal when you complete a new account form or by calling your investment professional or financial institution.

Redemptions In-Kind.  Generally, all redemptions will be for cash. However, the fund reserves the right to pay all or part of your redemption proceeds in readily marketable securities instead of cash. If payment by the fund is made in securities, the fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the fund and its remaining shareholders. If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon disposition of those securities. In addition, if you receive redemption proceeds in-kind, you will be subject to market gains or losses upon the disposition of those securities.

Suspension or Postponement of Redemptions.   The fund reserves the right to suspend the right of shareholder redemption, or postpone the date of payment:

•	if emergency conditions should exist, as specified in the Investment Company Act of 1940 (the “Investment Company Act”), or as determined by the Securities and Exchange Commission (SEC), as a result of which disposal of portfolio securities or determination of the net asset value (NAV) of the fund is not reasonably practicable;
•	for any period during which trading on the New York Stock Exchange (NYSE) is restricted as determined by the SEC or the NYSE is closed (other than customary weekend and holiday closings);
•	for any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists; or
•	for such other periods as the SEC may by order permit for the protection of shareholders of the fund.

In addition, in the unlikely event that the fund’s board of directors were to determine pursuant to SEC regulations that the extent of the deviation between the fund’s amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the board will cause the fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results, including suspending redemption of shares and liquidating the fund under Rule 22e-3 of the Investment Company Act.

Potential Restrictions on Fund Redemptions – Fees and Gates.  Beginning October 14, 2016, the fund’s board of directors will be permitted to impose a liquidity fee on redemptions (up to 2% of redemption proceeds) or temporarily restrict redemptions from the fund up to 10 business days during a 90-day period (a “redemption gate”), in the event that the fund’s weekly liquid assets fall below the following thresholds:

•	30% weekly liquid assets – If the fund’s weekly liquid assets fall below 30% of the fund’s total assets, and the fund’s board of directors determines it is in the best interest of the Fund, the board of directors may impose a liquidity fee of no more than 2% of the amount redeemed and/or a redemption gate that temporarily suspends the right of redemption.
•	10% weekly liquid assets – If the fund’s weekly liquid assets fall below 10% of the fund’s total assets, the fund will impose, at the beginning of the next business day, a liquidity fee of 1% of the amount redeemed, unless the fund’s board of directors determines that imposing such a fee would not be in the best interests of the fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the fund.

17	Prospectus –	First American Money Market Funds Class A Shares

Shareholder Information

Redeeming Fund Shares continued

Liquidity fees and redemption gates may be terminated at any time in the discretion of the fund’s board of directors. Liquidity fees and redemption gates will also terminate at the beginning of the next business day once the fund has invested 30% or more of its total assets in weekly liquid assets as of the end of a business day.

Weekly liquid assets generally include cash; direct obligations of the U.S. government; certain U.S. government agency discount notes with remaining maturities of 60 days or less; securities that will mature or are subject to a demand feature that is exercisable and payable within five business days; or amounts receivable and due unconditionally within five business days on pending sales of portfolio securities. For these purposes, weekly liquid assets will be calculated as of the end of each business day.

Exchanging Fund Shares

Exchanges may be made only on days when the Federal Reserve is open. There is no fee to exchange shares.

Generally, you may exchange your shares only for the same class of shares of the other fund. Exchanges are made based on the net asset value per share of each fund at the time of the exchange.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time upon notice to shareholders, which may be given by means of a new or supplemented prospectus.

The First American money market funds also are offered as money market exchange vehicles for certain other mutual fund families that have entered into agreements with the funds’ distributor. If you are using one of the funds as such an exchange vehicle, you may exchange your shares only for shares of the funds in that other mutual fund family; you may not exchange your shares for shares of another First American fund. You may be assessed certain transactional or service fees by your original mutual fund family in connection with any such exchange. If you have any questions regarding the amount of fees assessed per transaction, please call the toll-free number on your statement.

By Phone.  If both funds have identical shareholder registrations, you may exchange shares by calling your investment professional, your financial institution, or by calling the funds directly at 800 677-3863.

By Mail.  To exchange shares by written request, please follow the procedures under “Redeeming Fund Shares” above. Be sure to include the names of both funds involved in the exchange.

By Systematic Exchange Plan.  You may make automatic exchanges on a regular basis of your Class A shares for the same class of shares of another First American fund. You may apply for participation in this program through your investment professional or financial institution, or by calling Investor Services at 800 677-3863.

18	Prospectus –	First American Money Market Funds Class A Shares

Shareholder Information

Additional Information on Purchasing, Redeeming, and Exchanging Fund Shares

Calculating Net Asset Value

The fund generally calculates its NAV per share as of 3:30 p.m. Central time on each business day that the fund is open, except that the NAV for the fund is generally calculated at 1:00 p.m. Central time on days on which the bond markets close early (typically on the business day preceding a Federal holiday) (an “Early Close”). Purchase and redemption orders received after closing time, including an Early Close, will be processed the next business day.

The fund’s NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. The securities held by the fund is valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of any discount or premium until the instrument’s maturity, rather than looking at actual changes in the market value of the instrument. The fund’s net asset value is normally expected to be $1 per share.

Frequent Trading of Fund Shares

The fund is designed to offer investors a liquid cash option and it is anticipated that shareholders will purchase and redeem fund shares on a frequent basis. Frequent trading by shareholders may disrupt the management of the fund and increase fund expenses. However, given the short-term nature of the fund’s investments and its use of the amortized cost method for calculating the NAV of fund shares, the fund does not anticipate that in the normal case frequent or short-term trading into and out of the funds will have significant adverse consequences for the fund and its shareholders. Accordingly, the fund’s board of directors has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the fund’s shares.

Telephone Transactions

You may purchase, redeem, or exchange shares by telephone, unless you elected on your new account form to restrict this privilege. If you wish to reinstate this option on an existing account, please call Investor Services at 800 677-3863 to request the appropriate form.

The fund and its agents will not be responsible for any losses that may result from acting on wire or telephone instructions that they reasonably believe to be genuine. The fund and its agents will each follow reasonable procedures to confirm that instructions received by telephone are genuine, which may include recording telephone conversations. If an account has more than one owner or authorized person, the fund will accept telephone instructions from any one owner or authorized person.

19	Prospectus –	First American Money Market Funds Class A Shares

Shareholder Information

Additional Information on Purchasing, Redeeming, and Exchanging Fund Shares continued

Once a telephone transaction has been placed, it generally cannot be canceled or modified.

It may be difficult to reach the fund by telephone during periods of unusual market activity. If you are unable to reach the fund or its agents by telephone, please consider sending written instructions.

Accounts with Low Balances

The fund reserves the right to liquidate or assess a low balance fee to any account holding a balance that is less than the account balance minimum of $2,500 for any reason.

If the fund elects to liquidate or assess a low balance fee, then annually, on or about the second Wednesday of August, the fund will assess a $15 low balance account fee to certain retirement accounts, education savings plans, and UGMA/UTMA accounts that have balances under the account balance minimum. At the same time, other accounts with balances under the account balance minimum will be liquidated, with proceeds being mailed to the address of record. Prior to the assessment of any low balance fee or liquidation of low balance accounts, affected shareholders will receive a communication reminding them of the pending action, thereby providing time to ensure that balances are at or above the account balance minimum prior to any fee assessment or account liquidation.

An intermediary may apply its own procedures in attempting to comply with the fund’s low balance account policy.

Dividends and Distributions

The fund earns interest, dividends and other income from its investments, and distributes this income (less fund expenses) to you as dividends. Dividends from the fund’s net investment income are declared daily and paid monthly. The fund may take into account capital gains and losses (other than net long-term capital gains) in its daily dividend declarations. A fund may also make additional distributions for tax purposes if necessary.

If the fund receives your wire transfer payment for fund shares by the time the fund determines its NAV, you will begin to accrue dividends on that day. If you place an exchange order for fund shares by the time the fund determines its NAV, you will begin to accrue dividends on the next business day. In the case of shares purchased by check, because money market instruments must be purchased with federal funds and it takes a money market mutual fund one business day to convert check proceeds into federal funds, you will begin to accrue dividends on the first business day after the fund receives your check (provided your check is received by the time the fund determines its NAV). If you redeem shares and your request is received by the time the fund determines its NAV, you will receive a dividend on the day of your redemption request if the fund pays your redemption proceeds by check, but you will not receive a dividend on the day of your redemption request if the fund pays your redemption proceeds by wire.

Dividends will be reinvested in additional shares of the same fund, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form, by contacting your financial institution, or by calling Investor Services at 800 677-3863. Cash distributions will be paid on or about the first business day of each month. If you request that your distributions be paid in cash but those distributions cannot

20	Prospectus –	First American Money Market Funds Class A Shares

Shareholder Information

Dividends and Distributions continued

be delivered because of an incorrect mailing address, or if a distribution check remains uncashed for six months, the undelivered or uncashed distributions and all future distributions will be reinvested in fund shares at the current NAV.

Taxes

Some of the tax consequences of investing in the fund are discussed below. More information about taxes is provided in the SAI. However, because everyone’s tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

Dividends you receive from the fund are generally taxable as ordinary income, whether you reinvest them or take them in cash. Dividends from the fund will not be eligible for the reduced rate of tax that applies to “qualified dividend income.”

Additional Payments to Institutions

The advisor and/or the distributor may pay additional compensation to investment professionals, participating institutions and “one-stop” mutual fund networks (each an “institution” and, collectively, “institutions”) out of their own resources in connection with the sale or retention of fund shares and/or in exchange for sales and/or administrative services performed on behalf of the institution’s customers. The amounts of these payments may be significant, and may create an incentive for the institution or its employees or associated persons to recommend or sell shares of the fund to you. These payments are not reflected in the fees and expenses listed in the “Fund Summary” section of the prospectus because they are not paid by the fund.

These payments are negotiated and may be based on such factors as the number or value of First American money market fund shares that the institution sells or may sell; the value of the assets invested in the First American money market funds by the institution’s customers; reimbursement of ticket or operational charges (fees that an institution charges its representatives for effecting transactions in fund shares); lump sum payment for services provided; the type and nature of services or support furnished by the institution; and/or other measures as determined from time to time by the advisor and/or distributor.

The advisor and/or distributor may make other payments or allow other promotional incentives to institutions to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations. Certain institutions may also receive payments in recognition of sub-accounting or other services they provide to shareholders or plan participants who invest in the fund through their employee benefit or retirement plan.

You can ask your institution for information about any payments it receives from the advisor and/or the distributor and from the fund, and any services your institution provides, as well as about fees and/or commissions your institution charges. You can also find more details about payments made by the advisor and/or the distributor in the fund’s SAI.

21	Prospectus –	First American Money Market Funds Class A Shares

Shareholder Information

Staying Informed

Shareholder Reports

Shareholder reports are mailed twice a year, in October and April. They include financial statements and performance information, and, on an annual basis, the report of independent registered public accounting firm.

In an attempt to reduce shareholder costs and help eliminate duplication, the fund will try to limit its mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-3863.

Statements and Confirmations

Statements summarizing activity in accounts held directly with the fund are mailed quarterly. Confirmations generally are mailed following each non-systematic purchase or sale of fund shares. Generally, the fund does not send statements for shares held in a brokerage account. Please review your statements and confirmations as soon as you receive them and promptly report any discrepancies to your financial intermediary or to Investor Services at 800 677-3863.

22	Prospectus –	First American Money Market Funds Class A Shares

Financial Highlights

As of the date of this prospectus, the fund had not yet commenced operations and had no financial highlights to report.

23	Prospectus –	First American Money Market Funds Class A Shares

First American Funds’ Privacy Policy

We want to provide an explanation to Consumers of what nonpublic personal information is and how it’s collected and used.

A “Consumer” is considered an individual investor who invests or has invested in our products for personal, family or household purposes.

“Nonpublic personal information” is nonpublic information that we obtain while providing financial products or services to you.

How we collect your information

We obtain nonpublic information about you during the account opening process from the applications and other forms you are asked to complete and from the transactions you make with us. We may also receive nonpublic information about you from companies affiliated with us or from other companies that provide services to you.

The types of information we collect

We may collect the following nonpublic personal information about you:

•	Information about your identity, such as your name, address, and social security number.
•	Information about your transactions with us.
•	Information you provide on applications, such as your beneficiaries and banking information, if provided to us.

Why we collect your information

We gather nonpublic personal information about you and your accounts so that we can:

•	Know who you are and prevent unauthorized access to your information.
•	Comply with the laws and regulations that govern us.

What information we disclose

We may share some or all of the nonpublic personal information that we collect about you with our affiliated providers of financial services, including our family of funds and their advisor, and with companies that perform shareholder services on our behalf. We do not use nonpublic information received from our affiliates for marketing purposes.

We’re permitted by law to disclose nonpublic personal information about you to other third parties in certain circumstances. For example, we may disclose nonpublic personal information about you to affiliated and nonaffiliated third parties to assist us in servicing your account (e.g., mailing of fund-related materials) and to government entities (e.g., IRS for tax purposes).

We’ll continue to adhere to the privacy policies and practices described here even after your account is closed or becomes inactive.

Confidentiality and security

To protect nonpublic personal information about you, we restrict access to such information to only those employees and authorized agents who need to use the information. We maintain physical, electronic, and procedural safeguards to maintain the confidentiality and security of nonpublic information about you. In addition, we require our service providers to restrict access to nonpublic personal information about you to those employees who need that information in order to provide products or services to you. We also require them to maintain physical, electronic, and procedural safeguards that comply with applicable federal standards and regulations to guard your information.

Additional rights and protections

You may have other privacy protections under applicable state laws. To the extent that these state laws apply, we will comply with them when we share information about you. This privacy policy does not apply to your relationship with other financial service providers, such as broker-dealers. We may amend this privacy notice at any time, and we will inform you of changes as required by law.

Our pledge applies to products and services offered by the First American Family of Funds

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

THIS PAGE IS NOT PART OF THE PROSPECTUS

First American Funds

P.O. Box 1330

Minneapolis, MN 55440-1330

The Statement of Additional Information (SAI) provides more details about the fund and its policies and is incorporated into this prospectus by reference (which means that it is legally part of this prospectus).

Additional information about the fund’s investments will be available in the fund’s annual and semi-annual reports to shareholders. Prior to the date of this prospectus, the fund had not commenced operations.

You can obtain a free copy of the fund’s annual or semi-annual reports or the SAI, request other information about the fund, or make other shareholder inquiries by calling Investor Services at 800 677-3863 or by contacting the fund at the address above. Annual or semi-annual reports and the SAI will also be available on the fund’s Internet site at www.firstamericanfunds.com.

Information about the fund (including the SAI) can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 1-202-551-8090. Reports and other information about the fund are also available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, or you can obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

SEC file number: 811-03313	PROMMA 07/16

The information in this prospectus is not complete and may be changed. No person may sell these securities under this prospectus until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Preliminary Prospectus

Subject to Completion

Please find First American Funds’ Privacy Policy inside the back cover of this Prospectus.

This prospectus and the related Statement of Additional Information (SAI) do not constitute an offer to sell or a solicitation of an offer to buy shares in the funds, nor shall any such shares be offered or sold to any person in any jurisdiction in which an offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

The funds may be offered only to persons in the United States. This prospectus should not be considered a solicitation or offering of fund shares outside the United States.

Fund Summary

Retail Prime Obligations Fund

Investment Objective

Retail Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)	Class D
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	0.15%
Other Expenses:
Shareholder Servicing Fee	0.25%
Miscellaneous[1]	0.19%
Total Annual Fund Operating Expenses	0.69%
Less Fee Waivers[2]	(0.09)%
Net Expenses[2]	0.60%

[1]	Miscellaneous expenses are based on estimated amounts for the fund's first fiscal year of operations.
[2]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through July 18, 2017, so that total annual fund operating expenses, after waivers, do not exceed 0.60%. These fee waivers and expense reimbursements may be terminated at any time after July 18, 2017 at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.

Example:    This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated . The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class D
1 year	$ 61
3 years	$212

1	Prospectus –	First American Money Market Funds Class D Shares

Fund Summary

Retail Prime Obligations Fund continued

Principal Investment Strategies

Retail Prime Obligations Fund invests in high-quality short-term debt obligations, including:

•	commercial paper;

•	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);
•	non-convertible corporate debt securities;
•	securities issued by the U.S. government or one of its agencies or instrumentalities;
•	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations;

•	loan participation interests; and

•	repurchase agreements.

The fund may invest more than 25% of its total assets in obligations of U.S. banks.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security, unless they have determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, have obtained the approval of the fund’s board of directors to continue to hold the security.

Principal Risks

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The advisor or its affiliates have no legal obligation to provide financial support to the fund, and you should not expect that the advisor will provide financial support to the fund at any time.

Principal risks of investing in this fund include:

Banking Industry Risk — An adverse development in the banking industry (domestic or foreign) may affect the value of the fund’s investments more than if the fund was not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

2	Prospectus –	First American Money Market Funds Class D Shares

Fund Summary

Retail Prime Obligations Fund continued

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk — In July 2014, the Securities and Exchange Commission (SEC) adopted reforms to money market fund regulation. As the reforms are implemented through October 2016, they could affect the fund’s operations and return potential. The reforms will, among other things, permit the fund to impose a liquidity fee or redemption gate under certain circumstances effective October 14, 2016. In addition, changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price.

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option.

3	Prospectus –	First American Money Market Funds Class D Shares

Fund Summary

Retail Prime Obligations Fund continued

Fund Performance

Because the fund had not yet commenced operations as of the date of this prospectus, there is no performance information to present for the fund.

Investment Advisor

U.S. Bancorp Asset Management, Inc.

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page 5 of the prospectus.

4	Prospectus –	First American Money Market Funds Class D Shares

Additional Summary Information

Purchase and Sale of Fund Shares

Investments in the fund are limited to accounts beneficially owned by natural persons. You may purchase or redeem shares of the fund on any business day by calling your financial institution. The minimum additional investment is $100. The fund reserves the right to waive or lower purchase minimums under certain circumstances and to reject any purchase order or to stop offering shares for sale at any time. You can redeem shares through your financial institution.

Tax Information

Dividends you receive from the fund are generally taxable as ordinary income. Dividends attributable to income from U.S. government securities may be exempt from state personal income taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

5	Prospectus –	First American Money Market Funds Class D Shares

More about the Fund

Investment Objectives

The investment objective of the fund is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity. The fund’s investment objective may be changed without shareholder approval. Please remember, there is no guarantee that the fund will achieve its objective.

Principal Investment Strategies

The fund’s principal investment strategies are discussed below. These are the strategies that the fund’s investment advisor believes are most likely to be important in trying to achieve the fund’s objectives. You should be aware that the fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the SAI. For a copy of the SAI, call Investor Services at 800 677-3863.

Principal Investment Strategies Applicable to the Fund

The fund complies with SEC regulations that apply to money market funds. These regulations require that the fund’s investments mature within 397 days from the date of purchase and that the fund maintain a weighted average maturity of 60 days or less and a weighted average life of 120 days or less. The fund may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the fund to consider some of these securities as having maturities shorter than their stated maturity dates. All of the fund’s investments must be in U.S. dollar-denominated high quality securities which have been determined by the fund’s advisor to present minimal credit risk and are rated in one of the two highest rating categories by one or more nationally recognized statistical rating organizations (NRSROs) or are deemed by the advisor to be of comparable quality to securities having such ratings. In addition, no more than 3% of the fund’s total assets may be invested in securities rated in the second highest rating category by an NRSRO or deemed to be of comparable quality by the fund’s advisor at the time of purchase (“second-tier securities”). With limited exceptions, the fund may not invest more than 5% of its total assets in securities issued by the same issuer. The fund is further limited to investing no more than ½ of 1% in second-tier securities of any issuer. The fund must comply with weekly liquidity standards that require a fund to hold at least 30% of its total assets in cash, direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less, or securities convertible into cash within five business days. The fund must also comply with daily liquidity standards that require a fund to hold at least 10% of its total assets in cash, direct obligations of the U.S. Government, or securities convertible into cash within one business day. The fund is limited to investing no more than 5% of its total assets in illiquid securities.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

For liquidity and to respond to unusual market conditions, the fund may hold all or a significant portion of its total assets in cash for temporary defensive purposes. This may result in a lower yield and prevent the fund from meeting its investment objective.

6	Prospectus –	First American Money Market Funds Class D Shares

More about the Fund

Principal Investment Strategies continued

The fund pursues its objective by investing in high-quality short-term debt obligations, including:

•	commercial paper;
•	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);
•	non-convertible corporate debt securities;
•	securities issued by the U.S. government or one of its agencies or instrumentalities;
•	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations;
•	loan participation interests; and
•	repurchase agreements.

The fund may invest more than 25% of its total assets in obligations of U.S. banks.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security, unless they have determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, have obtained the approval of the fund’s board of directors to continue to hold the security.

U.S. government securities issued by the Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLB) are neither issued nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the United States. These entities, however, were chartered or supported by Acts of Congress and are supported by federal subsidies, loans or other benefits. The Government National Mortgage Association (Ginnie Mae) is a wholly-owned U.S. corporation that is authorized to guarantee timely payment and interest of its securities. U.S. government securities issued by Ginnie Mae are guaranteed by the full faith and credit of the United States. Other U.S. government securities do not have an explicit guarantee but support is implied due to the government sponsorship of their mandated activities, including securities issued by the Tennessee Valley Authority and Federal Farm Credit Banks.

Other Investment Strategies

Other Money Market Funds

The fund may invest in other money market funds that invest in the same types of securities as the fund, as a non-principal investment strategy, including each of the other money market funds advised by the fund’s investment advisor. To avoid duplicative investment advisory fees, when the fund invests in another money market fund advised by the fund’s investment advisor, the investment advisor reimburses the fund an amount equal to the fund’s proportionate share of the investment advisory fee paid by the other money market fund to the investment advisor. If the fund invests in money market funds advised by another investment advisor, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.

7	Prospectus –	First American Money Market Funds Class D Shares

More about the Fund

Other Investment Strategies continued

Securities Lending

To generate additional income, and as a non-principal investment strategy, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions deemed by the fund’s advisor to present minimal credit risk. When a fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to at least 102% of the value of the loaned securities, which is invested consistent with the fund’s investment strategies. If the borrower fails to return the loaned securities, the fund could suffer a loss if the value of the invested collateral is insufficient to purchase replacement securities.

Principal Investment Risks

The principal risks of investing in the fund are identified and further discussed below.

•	Banking Industry Risk	•	Liquidity Risk
•	Credit Risk	•	Municipal Security Risk
•	Cybersecurity Risk	•	Redemption Risk
•	Foreign Security Risk	•	Regulatory Risk
•	Income Risk	•	Repurchase Agreement Risk
•	Interest Rate Risk	•	Variable Rate Demand Note (VRDN) Risk

Description of Principal Investment Risks

Banking Industry Risk. An adverse development in the banking industry (domestic or foreign) may affect the value of the fund’s investments more than if the fund was not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. For example, deteriorating economic and business conditions can disproportionately impact companies in the banking industry due to increased defaults on payments by borrowers. Moreover, political and regulatory changes can affect the operations and financial results of companies in the banking industry, potentially imposing additional costs and expenses or restricting the types of business activities of these companies.

Credit Risk. The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk. With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, a fund may be subject to operational and informational security risks resulting from breaches in cybersecurity (“cyber-attacks”). A cyber-attack refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption, or lose operational capacity. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks, or devices that are used to service the fund’s operations through “hacking” or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption.

8	Prospectus –	First American Money Market Funds Class D Shares

More about the Fund

Description of Principal Investment Risks continued

Cybersecurity failures or breaches by the fund’s affiliates or service providers, may cause disruptions and impact the business operations, potentially resulting in financial losses to both a fund and its shareholders, the inability of fund shareholders to transact business, inability to calculate a fund’s net asset value, impediments to trading, violations of applicable privacy and other laws (including the release of private shareholder information), regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the advisor has risk management systems designed to prevent or reduce the impact of such cyber-attacks, there are inherent limitations in such controls, systems and protocols, including the possibility that certain risks have not been identified, as well as the rapid development of new threats. These cybersecurity risks are also present for issuers of securities in which a fund invests, which could result in material adverse consequences for such issuers, and may cause a fund’s investment in such securities to lose value and may result in financial loss for fund shareholders.

Foreign Security Risk. The foreign securities in which the fund may invest, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. Political or social instability or diplomatic developments could adversely affect the securities. There is also the risk of possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by the fund. In addition, there may be less public information available about foreign corporations and foreign banks and their branches.

Income Risk. The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk. The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk. The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security or because a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Municipal Security Risk. The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk. If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

9	Prospectus –	First American Money Market Funds Class D Shares

More about the Fund

Description of Principal Investment Risks continued

Regulatory Risk. In July 2014, the SEC adopted reforms to money market fund regulation. The compliance periods for these reforms range between July 2015 and October 2016. When the reforms are implemented, they could affect the fund’s operations and return potential. The reforms will, among other things, beginning October 14, 2016, permit (and, under certain circumstances, require) money market funds, including the fund, to impose a “liquidity fee” (up to 2% of redemption proceeds) or “redemption gate” that temporarily restricts redemptions from a money market fund, if a fund’s weekly liquidity level falls below the required regulatory threshold. In addition, changes to monetary policy by the Federal Reserve or other regulatory actions could expose fixed income and related markets to heightened volatility, interest rate sensitivity and reduced liquidity, which may impact the fund’s operations, universe of potential investment options, and return potential.

Repurchase Agreement Risk. For the fund, if the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price. Securities purchased by the fund under a repurchase agreement may include securities that the fund is not otherwise permitted to purchase directly, such as long-term government bonds, investment and non-investment grade corporate bonds, asset- and mortgage-backed securities, collateralized mortgage obligations, agency real estate mortgage investment conduits, and equity securities. The value of these securities may be more volatile or less liquid than the securities the fund is permitted to purchase directly, which increases the risk that the fund will be unable to recover fully in the event of the seller’s default.

Variable Rate Demand Note (VRDN) Risk. Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option. While the fund invests only in VRDNs of high quality issuers, or which are supported by high quality financial institutions, it is still possible that an issuer or financial institution could default on its obligations.

Disclosure of Portfolio Holdings

A description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the fund’s SAI.

10	Prospectus –	First American Money Market Funds Class D Shares

Fund Management

Investment Advisor

U.S. Bancorp Asset Management, Inc.

800 Nicollet Mall

Minneapolis, MN 55402

U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of December 31, 2015, U.S. Bancorp Asset Management had more than $56 billion in assets under management, including investment company assets of more than $44 billion. As investment advisor, U.S. Bancorp Asset Management manages the fund’s business and investment activities, subject to the authority of the fund’s board of directors.

The fund pays the investment advisor a monthly management fee equal to an annual rate of 0.10% of average daily net assets for providing investment advisory services to the fund.

U.S. Bancorp Asset Management may voluntarily waive or reimburse certain fees and expenses in order to maintain a zero or positive yield for each share class of the fund. These waivers and reimbursements may be terminated at any time by U.S. Bancorp Asset Management.

A discussion regarding the basis for the board’s approval of the fund’s investment advisory agreement will appear in the fund’s annual report to shareholders for the fiscal year ending August 31, 2016.

Additional Compensation

U.S. Bancorp Asset Management, U.S. Bank National Association (U.S. Bank) and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American funds. As described above, U.S. Bancorp Asset Management receives compensation for acting as the fund’s investment advisor. U.S. Bancorp Asset Management, U.S. Bank and their affiliates also receive compensation from the fund as set forth below.

Administration Services.  U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services, LLC (Fund Services), act as the fund’s administrator and sub-administrator, respectively, providing administration services that include general administrative and accounting services, blue sky services and shareholder services. For such services, the fund pays U.S. Bancorp Asset Management the fund’s pro rata portion of up to 0.15%, on an annual basis, of the aggregate average daily net assets attributable to Class D shares of all First American money market funds. U.S. Bancorp Asset Management pays Fund Services a portion of its fee, as agreed to from time to time. In addition to these fees, the fund may reimburse U.S. Bancorp Asset Management for any out-of-pocket expenses incurred in providing administration services.

11	Prospectus –	First American Money Market Funds Class D Shares

Fund Management

Investment Advisor continued

Custody Services.  U.S. Bank provides custody services to each fund. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.005% of the fund’s average daily net assets.

Distribution Services.  Quasar Distributors, LLC, an affiliate of U.S. Bancorp Asset Management, receives distribution and shareholder servicing fees for acting as the fund’s distributor.

Securities Lending Services.  In connection with lending their portfolio securities, the fund pay fees to U.S. Bank of 20% of the fund’s net income from securities lending transactions and U.S. Bank pays half of such fees to U.S. Bancorp Asset Management for certain securities lending services provided by U.S. Bancorp Asset Management.

Shareholder Servicing Fees.  The fund pays U.S. Bancorp Asset Management a shareholder servicing fee at an annual rate of 0.25% of its average daily net assets attributable to Class D shares for providing or arranging for the provision of shareholder services to the holders of its Class D shares.

Transfer Agency Services.  Fund Services provides transfer agency and dividend disbursing services, as well as certain shareholder services, to the fund. Fund Services receives fees for transfer agency and dividend disbursing services on a per shareholder account basis, subject to a minimum fee per share class. In addition, the fund may reimburse Fund Services for any out-of-pocket expenses incurred in providing transfer agency services.

Other Compensation.  To the extent that fund shares are held through U.S. Bank or its broker-dealer affiliate, U.S. Bancorp Investments, Inc., those entities may receive distribution and/or shareholder servicing fees from the fund’s distributor as well as other payments from the fund’s distributor and/or advisor as described below under “Shareholder Information —Additional Payments to Institutions.”

Portfolio Managers

The fund is managed by a team of persons who are employed by U.S. Bancorp Asset Management.

12	Prospectus –	First American Money Market Funds Class D Shares

Shareholder Information

Pricing of Fund Shares

You may purchase or redeem shares of the fund on any business day that the Federal Reserve Bank of New York (Federal Reserve) is open, except as noted below. In addition to weekends, the Federal Reserve is closed on the following Federal holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day, and Christmas Day. The fund may close when the Federal Reserve is open and the NYSE is closed, such as Good Friday. On any business day when the Securities Industry Financial Markets Association recommends that the bond markets close trading early, the fund may also close trading early.

Your purchase or redemption price will be based on that day’s NAV per share if your order is received by the fund in proper form prior to the time the fund calculates its NAV. See “Additional Information on Purchasing and Redeeming Fund Shares — Calculating Net Asset Value” below. Contact your investment professional or financial institution to determine the time by which it must receive your order to be assured same day processing. To make sure your order is in proper form, you must follow the instructions set forth below under “Purchasing and Redeeming Fund Shares.”

Share Classes

The fund issues its shares in multiple classes. This prospectus offers Class D shares.

Class D shares are only available to certain accounts for which a financial intermediary acts in a fiduciary, agency, custodial, or other service capacity. Class D shares are offered at net asset value, with no front-end or contingent deferred sales charge, but with an annual distribution (12b-1) fee of 0.15% and an annual shareholder servicing fee of 0.25%.

12b-1 Fees

The fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act that allows the fund to pay its distributor an annual fee for the distribution and sale of its shares and for services provided to shareholders. Each fund pays a Rule 12b-1 distribution fee equal to 0.15% of its Class D share average daily net assets.

Because these fees are paid out of a fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The fund’s distributor uses the distribution fee to compensate financial intermediaries for providing distribution-related services to the fund. Financial intermediaries receive annual fees equal to 0.15% of each fund’s Class D average daily net assets attributable to shares sold through them. Financial intermediaries will continue to receive Rule 12b-1 distribution fees relating to your Class D shares for as long as you hold those shares.

The board of directors has approved the suspension or reduction of 12b-1 fee payments by the fund as needed in order to maintain a yield for the Class D shares of at least 0%. Any such suspension or reduction will result in a corresponding suspension or reduction of amounts paid by the fund’s distributor to financial intermediaries.

13	Prospectus –	First American Money Market Funds Class D Shares

Shareholder Information

Shareholder Servicing Plan

The fund also has adopted a non-Rule 12b-1 shareholder servicing plan and agreement with respect to its Class D shares. Under this plan and agreement, the fund pays U.S. Bancorp Asset Management a shareholder servicing fee at an annual rate of 0.25% of average daily Class D share net assets for providing or arranging for the provision of shareholder services to the holders of Class D shares. No distribution-related services are provided under this plan and agreement.

Determining Your Share Price

Because the current prospectus and SAI are available on First American Funds’ website free of charge, we do not disclose the following information separately on the website.

Your purchase or redemption price for Class D shares is the fund’s next determined net asset value after the fund, or its designated agent, receives your order in proper form. To understand how the fund calculates its net asset value, see “Additional Information on Purchasing and Redeeming Fund Shares – Calculating Net Asset Value” below.

Purchasing and Redeeming Fund Shares

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. As a result, when you open an account, we will ask for your name, permanent street address, date of birth, and social security or taxpayer identification number. Addresses containing a P.O. Box only will not be accepted. We may also ask for other identifying documents or information.

Investments in the fund are intended to be limited to accounts beneficially owned by natural persons. Natural persons are permitted to invest in the fund through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, including, for example:

•	Participant-directed defined contribution plans;
•	Individual retirement accounts;
•	Simplified employee pension arrangements;
•	SIMPLE retirement accounts;
•	Custodial accounts;
•	Deferred compensation plans for government or tax-exempt organization employees;
•	Archer medical savings accounts;
•	College savings plans;
•	Health savings account plans;
•	Ordinary trusts and estates of natural persons; or
•	Certain other retirement and investment accounts having an institutional decision maker (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).

On or before October 14, 2016, the fund will adopt policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. The fund reserves the right to repurchase shares in any accounts that are not beneficially owned by natural persons, after providing 60 days’ written notice.

You may purchase or redeem shares of the fund on any business day by calling your financial institution.

When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial institution. You cannot purchase shares by wire on days when federally chartered banks are closed.

If the fund receives a redemption request by the time the fund calculates its NAV, as specified below, payment will be made the same day by transfer of federal funds if the Fedwire transfer system is available for use that day. Otherwise, payment will be made on the next business day.

Suspension or Postponement of Redemptions.  The fund reserves the right to suspend the right of shareholder redemption, or postpone the date of payment:

•	if emergency conditions should exist, as specified in the Investment Company Act of 1940 (the “Investment Company Act”), or as determined by the Securities and Exchange Commission (SEC), as a result of which disposal of portfolio securities or determination of the net asset value (NAV) of the fund is not reasonably practicable;
•	for any period during which trading on the New York Stock Exchange (NYSE) is restricted as determined by the SEC or the NYSE is closed (other than customary weekend and holiday closings);
•	for any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists; or
•	for such other periods as the SEC may by order permit for the protection of shareholders of the fund.

14	Prospectus –	First American Money Market Funds Class D Shares

Shareholder Information

Purchasing and Redeeming Fund Shares continued

In addition, in the unlikely event that the fund’s board of directors were to determine pursuant to SEC regulations that the extent of the deviation between the fund’s amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the board will cause the fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results, including suspending redemption of shares and liquidating the fund under Rule 22e-3 of the Investment Company Act.

Purchases In-Kind.  Generally, all purchases will be in cash. However, the fund reserves the right to permit you to purchase shares through the exchange of other securities that you own if consistent with a fund’s investment objective, policies, and operations. The market value of any securities exchanged, plus any cash, must be at least $25 million. Please contact your financial institution.

Redemptions In-Kind.  Generally, all redemptions will be for cash. However, the fund reserves the right to pay all or part of your redemption proceeds in readily marketable securities instead of cash. If payment by the fund is made in securities, the fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the fund and its remaining shareholders. If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon disposition of those securities. In addition, if you receive redemption proceeds in-kind, you will be subject to market gains or losses upon the disposition of those securities.

Potential Restrictions on Fund Redemptions – Fees and Gates.  Beginning October 14, 2016, the fund’s board of directors will be permitted to impose a liquidity fee on redemptions (up to 2% of redemption proceeds) or temporarily restrict redemptions from the fund up to 10 business days during a 90-day period (a “redemption gate”), in the event that the fund’s weekly liquid assets fall below the following thresholds:

•	30% weekly liquid assets – If the fund’s weekly liquid assets fall below 30% of the fund’s total assets, and the fund’s board of directors determines it is in the best interest of the Fund, the board of directors may impose a liquidity fee of no more than 2% of the amount redeemed and/or a redemption gate that temporarily suspends the right of redemption.
•	10% weekly liquid assets – If the fund’s weekly liquid assets fall below 10% of the fund’s total assets, the fund will impose, at the beginning of the next business day, a liquidity fee of 1% of the amount redeemed, unless the fund’s board of directors determines that imposing such a fee would not be in the best interests of the fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the fund.

Liquidity fees and redemption gates may be terminated at any time in the discretion of the fund’s board of directors. Liquidity fees and redemption gates will also terminate at the beginning of the next business day once the fund has invested 30% or more of its total assets in weekly liquid assets as of the end of a business day.

Weekly liquid assets generally include cash; direct obligations of the U.S. government; certain U.S. government agency discount notes with remaining maturities of 60 days or less; securities that will mature or are subject to a demand feature that is exercisable and payable within five business days; or amounts receivable and due unconditionally within five business days on pending sales of portfolio securities. For these purposes, weekly liquid assets will be calculated as of the end of each business day.

Additional Information on Purchasing and Redeeming Fund Shares

Calculating Net Asset Value

The fund generally calculates its NAV per share as of 3:30 p.m. Central time on each business day that the fund is open, except that the NAV for the fund is generally calculated at 1:00 p.m. Central time on days on which the bond markets close early (typically on the business day preceding a Federal holiday) (an “Early Close”). Purchase and redemption orders received after closing time, including an Early Close, will be processed the next business day.

The fund’s NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. The securities held by the fund is valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of any discount or premium until the instrument’s maturity, rather than looking at actual changes in the market value of the instrument. The fund’s net asset value is normally expected to be $1 per share.

Frequent Trading of Fund Shares

The fund is designed to offer investors a liquid cash option and it is anticipated that shareholders will purchase and redeem fund shares on a frequent basis. Frequent trading by shareholders may disrupt the management of the fund and increase fund expenses. However, given the short-term nature of the fund’s investments and its use of the amortized cost method for calculating the NAV of fund shares, the fund does not anticipate that in the normal case frequent or short-term trading into and out of the fund will have significant adverse consequences for the fund and its shareholders. Accordingly, the fund’s board of directors has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the fund’s shares.

15	Prospectus –	First American Money Market Funds Class D Shares

Shareholder Information

Dividends and Distributions

The fund earns interest, dividends and other income from its investments, and distributes this income (less fund expenses) to you as dividends. Dividends from the fund’s net investment income are declared daily and paid monthly. The fund may take into account capital gains and losses (other than net long-term capital gains) in its daily dividend declarations. A fund may also make additional distributions for tax purposes if necessary.

If the fund receives your wire transfer payment for fund shares by the time the fund determines its NAV, you will begin to accrue dividends on that day. If you redeem shares, you will not receive a dividend on the day of your redemption request if your request is received by the time the fund determines its NAV.

Dividends will be reinvested in additional shares of the same fund, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form, by contacting your financial institution, or by calling Investor Services at 800 677-3863. Cash distributions will be paid on or about the first business day of each month. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, or if a distribution check remains uncashed for six months, the undelivered or uncashed distributions and all future distributions will be reinvested in fund shares at the current NAV.

Taxes

Some of the tax consequences of investing in the fund are discussed below. More information about taxes is provided in the SAI. However, because everyone’s tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

Dividends you receive from the fund are generally taxable as ordinary income, whether you reinvest them or take them in cash. Dividends from the fund will not be eligible for the reduced rate of tax that applies to “qualified dividend income.”

Additional Payments to Institutions

The advisor and/or the distributor may pay additional compensation to participating institutions (each an “institution” and, collectively, “institutions”) out of their own resources in connection with the sale or retention of fund shares and/or in exchange for sales and/or administrative services performed on behalf of the institution’s customers. The amounts of these payments may be significant, and may create an incentive for the institution or its employees or associated persons to recommend or sell shares of the fund to you. These payments are not reflected in the fees and expenses listed in the “Fund Summary” section of the prospectus because they are not paid by the fund.

These payments are negotiated and may be based on such factors as the number or value of First American money market fund shares that the institution sells or may sell; the value of the assets invested in the First American money market funds by the institution’s customers; lump sum payment for services provided; the type and nature of services or support furnished by the institution; and/or other measures as determined from time to time by the advisor and/or distributor.

16	Prospectus –	First American Money Market Funds Class D Shares

Shareholder Information

Additional Payments to Institutions continued

The advisor and/or distributor may make other payments or allow other promotional incentives to institutions to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations.

You can ask your institution for information about any payments it receives from the advisor and/or the distributor and from the fund, and any services your institution provides, as well as about fees and/or commissions your institution charges. You can also find more details about payments made by the advisor and/or the distributor in the fund’s SAI.

Staying Informed

Shareholder Reports

Shareholder reports are mailed twice a year, in October and April. They include financial statements and performance information, and, on an annual basis, the report of independent registered public accounting firm.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-3863.

Statements and Confirmations

Statements summarizing activity in your account are mailed quarterly. Confirmations generally are mailed following each purchase or sale of fund shares. Generally, the fund does not send statements to individuals who have their shares held in an omnibus account.

17	Prospectus –	First American Money Market Funds Class D Shares

Financial Highlights

As of the date of this prospectus, the fund had not yet commenced operations and had no financial highlights to report.

18	Prospectus –	First American Money Market Funds Class D Shares

First American Funds’ Privacy Policy

We want to provide an explanation to Consumers of what nonpublic personal information is and how it’s collected and used.

A “Consumer” is considered an individual investor who invests or has invested in our products for personal, family or household purposes.

“Nonpublic personal information” is nonpublic information that we obtain while providing financial products or services to you.

How we collect your information

We obtain nonpublic information about you during the account opening process from the applications and other forms you are asked to complete and from the transactions you make with us. We may also receive nonpublic information about you from companies affiliated with us or from other companies that provide services to you.

The types of information we collect

We may collect the following nonpublic personal information about you:

•	Information about your identity, such as your name, address, and social security number.

•	Information about your transactions with us.

•	Information you provide on applications, such as your beneficiaries and banking information, if provided to us.

Why we collect your information

We gather nonpublic personal information about you and your accounts so that we can:

•	Know who you are and prevent unauthorized access to your information.

•	Comply with the laws and regulations that govern us.

What information we disclose

We may share some or all of the nonpublic personal information that we collect about you with our affiliated providers of financial services, including our family of funds and their advisor, and with companies that perform shareholder services on our behalf. We do not use nonpublic information received from our affiliates for marketing purposes.

We’re permitted by law to disclose nonpublic personal information about you to other third parties in certain circumstances. For example, we may disclose nonpublic personal information about you to affiliated and nonaffiliated third parties to assist us in servicing your account (e.g., mailing of fund-related materials) and to government entities (e.g., IRS for tax purposes).

We’ll continue to adhere to the privacy policies and practices described here even after your account is closed or becomes inactive.

Confidentiality and security

To protect nonpublic personal information about you, we restrict access to such information to only those employees and authorized agents who need to use the information. We maintain physical, electronic, and procedural safeguards to maintain the confidentiality and security of nonpublic information about you. In addition, we require our service providers to restrict access to nonpublic personal information about you to those employees who need that information in order to provide products or services to you. We also require them to maintain physical, electronic, and procedural safeguards that comply with applicable federal standards and regulations to guard your information.

Additional rights and protections

You may have other privacy protections under applicable state laws. To the extent that these state laws apply, we will comply with them when we share information about you. This privacy policy does not apply to your relationship with other financial service providers, such as broker-dealers. We may amend this privacy notice at any time, and we will inform you of changes as required by law.

Our pledge applies to products and services offered by the First American Family of Funds

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

THIS PAGE IS NOT PART OF THE PROSPECTUS

First American Funds

P.O. Box 1330

Minneapolis, MN 55440-1330

The Statement of Additional Information (SAI) provides more details about the fund and its policies and is incorporated into this prospectus by reference (which means that it is legally part of this prospectus).	Information about the fund (including the SAI) can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 1-202-551-8090. Reports and other information about the fund are also available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, or you can obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Additional information about the fund’s investments will be available in the fund’s annual and semi-annual reports to shareholders. Prior to the date of this prospectus, the fund had not commenced operations.

You can obtain a free copy of the fund’s annual or semi-annual reports or the SAI, request other information about the fund, or make other shareholder inquiries by calling Investor Services at 800 677-3863 or by contacting the fund at the address above. Annual or semi-annual reports and the SAI will also be available on the fund’s Internet site at www.firstamericanfunds.com.

SEC file number: 811-03313	PROMMD 07/16

The information in this prospectus is not complete and may be changed. No person may sell these securities under this prospectus until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Preliminary Prospectus

Subject to Completion

Table of

Please find First American Funds’ Privacy Policy inside the back cover of this Prospectus.

Dividends and Distributions	14
Taxes	14
Additional Payments to Institutions	15
Staying Informed	15
Financial Highlights	16

This prospectus and the related Statement of Additional Information (SAI) do not constitute an offer to sell or a solicitation of an offer to buy shares in the funds, nor shall any such shares be offered or sold to any person in any jurisdiction in which an offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

The funds may be offered only to persons in the United States. This prospectus should not be considered a solicitation or offering of fund shares outside the United States.

Fund Summary

Retail Prime Obligations Fund

Investment Objective

Retail Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)	Class T
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses:
Shareholder Servicing Fee	0.20%
Miscellaneous[1]	0.19%
Total Annual Fund Operating Expenses	0.49%
Less Fee Waivers[2]	(0.09)%
Net Expenses[2]	0.40%

[1]	Miscellaneous expenses are based on estimated amounts for the fund's first fiscal year of operations.
[2]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through July 18, 2017, so that total annual fund operating expenses, after waivers, do not exceed 0.40%. These fee waivers and expense reimbursements may be terminated at any time after July 18, 2017 at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated . The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class T
1 year	$ 41
3 years	$ 148

1	Prospectus –	First American Money Market Funds Class T Shares

Fund Summary

Retail Prime Obligations Fund continued

Principal Investment Strategies

Retail Prime Obligations Fund invests in high-quality short-term debt obligations, including:

•	commercial paper;

•	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);

•	non-convertible corporate debt securities;

•	securities issued by the U.S. government or one of its agencies or instrumentalities;

•	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations;

•	loan participation interests; and

•	repurchase agreements.

The fund may invest more than 25% of its total assets in obligations of U.S. banks.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security, unless they have determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, have obtained the approval of the fund’s board of directors to continue to hold the security.

Principal Risks

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The advisor or its affiliates have no legal obligation to provide financial support to the fund, and you should not expect that the advisor will provide financial support to the fund at any time.

Principal risks of investing in this fund include:

Banking Industry Risk — An adverse development in the banking industry (domestic or foreign) may affect the value of the fund’s investments more than if the fund was not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

2	Prospectus –	First American Money Market Funds Class T Shares

Fund Summary

Retail Prime Obligations Fund continued

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk — In July 2014, the Securities and Exchange Commission (SEC) adopted reforms to money market fund regulation. As the reforms are implemented through October 2016, they could affect the fund’s operations and return potential. The reforms will, among other things, permit the fund to impose a liquidity fee or redemption gate under certain circumstances effective October 14, 2016. In addition, changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price.

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option.

3	Prospectus –	First American Money Market Funds Class T Shares

Fund Summary

Retail Prime Obligations Fund continued

Fund Performance

Because the fund had not yet commenced operations as of the date of this prospectus, there is no performance information to present for the fund.

Investment Advisor

U.S. Bancorp Asset Management, Inc.

Purchase and Sale of Fund Shares

Investments in the fund are limited to accounts beneficially owned by natural persons. You may purchase or redeem shares of the fund on any business day by calling your financial institution. The fund reserves the right to reject any purchase order or to stop offering shares for sale at any time.

Tax Information

Dividends you receive from the fund are generally taxable as ordinary income. Dividends attributable to income from U.S. government securities may be exempt from state personal income taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4	Prospectus –	First American Money Market Funds Class T Shares

More about the Fund

Investment Objectives

The investment objective of the fund is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity. The fund’s investment objective may be changed without shareholder approval. Please remember, there is no guarantee that the fund will achieve its objective.

Principal Investment Strategies

The fund’s principal investment strategies are discussed below. These are the strategies that the fund’s investment advisor believes are most likely to be important in trying to achieve the fund’s objectives. You should be aware that the fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the SAI. For a copy of the SAI, call Investor Services at 800 677-3863.

Principal Investment Strategies Applicable to the Fund

The fund complies with SEC regulations that apply to money market funds. These regulations require that the fund’s investments mature within 397 days from the date of purchase and that the fund maintain a weighted average maturity of 60 days or less and a weighted average life of 120 days or less. The fund may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the fund to consider some of these securities as having maturities shorter than their stated maturity dates. All of the fund’s investments must be in U.S. dollar-denominated high quality securities which have been determined by the fund’s advisor to present minimal credit risk and are rated in one of the two highest rating categories by one or more nationally recognized statistical rating organizations (NRSROs) or are deemed by the advisor to be of comparable quality to securities having such ratings. In addition, no more than 3% of the fund’s total assets may be invested in securities rated in the second highest rating category by an NRSRO or deemed to be of comparable quality by the fund’s advisor at the time of purchase (“second-tier securities”). With limited exceptions, the fund may not invest more than 5% of its total assets in securities issued by the same issuer. The fund is further limited to investing no more than ½ of 1% in second-tier securities of any issuer. The fund must comply with weekly liquidity standards that require a fund to hold at least 30% of its total assets in cash, direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less, or securities convertible into cash within five business days. The fund must also comply with daily liquidity standards that require a fund to hold at least 10% of its total assets in cash, direct obligations of the U.S. Government, or securities convertible into cash within one business day. The fund is limited to investing no more than 5% of its total assets in illiquid securities.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

For liquidity and to respond to unusual market conditions, the fund may hold all or a significant portion of its total assets in cash for temporary defensive purposes. This may result in a lower yield and prevent the fund from meeting its investment objective.

5	Prospectus –	First American Money Market Funds Class T Shares

More about the Fund

Principal Investment Strategies continued

The fund pursues its objective by investing in high-quality short-term debt obligations, including:

•	commercial paper;
•	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);
•	non-convertible corporate debt securities;
•	securities issued by the U.S. government or one of its agencies or instrumentalities;
•	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations;
•	loan participation interests; and
•	repurchase agreements.

The fund may invest more than 25% of its total assets in obligations of U.S. banks.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security, unless they have determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, have obtained the approval of the fund’s board of directors to continue to hold the security.

U.S. government securities issued by the Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLB) are neither issued nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the United States. These entities, however, were chartered or supported by Acts of Congress and are supported by federal subsidies, loans or other benefits. The Government National Mortgage Association (Ginnie Mae) is a wholly-owned U.S. corporation that is authorized to guarantee timely payment and interest of its securities. U.S. government securities issued by Ginnie Mae are guaranteed by the full faith and credit of the United States. Other U.S. government securities do not have an explicit guarantee but support is implied due to the government sponsorship of their mandated activities, including securities issued by the Tennessee Valley Authority and Federal Farm Credit Banks.

Other Investment Strategies

Other Money Market Funds

The fund may invest in other money market funds that invest in the same types of securities as the fund, as a non-principal investment strategy, including each of the other money market funds advised by the fund’s investment advisor. To avoid duplicative investment advisory fees, when the fund invests in another money market fund advised by the fund’s investment advisor, the investment advisor reimburses the fund an amount equal to the fund’s proportionate share of the investment advisory fee paid by the other money market fund to the investment advisor. If the fund invests in money market funds advised by another investment advisor, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.

6	Prospectus –	First American Money Market Funds Class T Shares

More about the Fund

Other Investment Strategies continued

Securities Lending

To generate additional income, and as a non-principal investment strategy, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions deemed by the fund’s advisor to present minimal credit risk. When a fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to at least 102% of the value of the loaned securities, which is invested consistent with the fund’s investment strategies. If the borrower fails to return the loaned securities, the fund could suffer a loss if the value of the invested collateral is insufficient to purchase replacement securities.

Principal Investment Risks

The principal risks of investing in the fund are identified and further discussed below.

•	Banking Industry Risk	•	Liquidity Risk
•	Credit Risk	•	Municipal Security Risk
•	Cybersecurity Risk	•	Redemption Risk
•	Foreign Security Risk	•	Regulatory Risk
•	Income Risk	•	Repurchase Agreement Risk
•	Interest Rate Risk	•	Variable Rate Demand Note (VRDN) Risk

Description of Principal Investment Risks

Banking Industry Risk. An adverse development in the banking industry (domestic or foreign) may affect the value of the fund’s investments more than if the fund was not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. For example, deteriorating economic and business conditions can disproportionately impact companies in the banking industry due to increased defaults on payments by borrowers. Moreover, political and regulatory changes can affect the operations and financial results of companies in the banking industry, potentially imposing additional costs and expenses or restricting the types of business activities of these companies.

Credit Risk. The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk. With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, a fund may be subject to operational and informational security risks resulting from breaches in cybersecurity (“cyber-attacks”). A cyber-attack refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption, or lose operational capacity. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks, or devices that are used to service the fund’s operations through “hacking” or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption.

7	Prospectus –	First American Money Market Funds Class T Shares

More about the Fund

Description of Principal Investment Risks continued

Cybersecurity failures or breaches by the fund’s affiliates or service providers, may cause disruptions and impact the business operations, potentially resulting in financial losses to both a fund and its shareholders, the inability of fund shareholders to transact business, inability to calculate a fund’s net asset value, impediments to trading, violations of applicable privacy and other laws (including the release of private shareholder information), regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the advisor has risk management systems designed to prevent or reduce the impact of such cyber-attacks, there are inherent limitations in such controls, systems and protocols, including the possibility that certain risks have not been identified, as well as the rapid development of new threats. These cybersecurity risks are also present for issuers of securities in which a fund invests, which could result in material adverse consequences for such issuers, and may cause a fund’s investment in such securities to lose value and may result in financial loss for fund shareholders.

Foreign Security Risk. The foreign securities in which the fund may invest, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. Political or social instability or diplomatic developments could adversely affect the securities. There is also the risk of possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by the fund. In addition, there may be less public information available about foreign corporations and foreign banks and their branches.

Income Risk. The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk. The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk. The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security or because a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Municipal Security Risk. The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk. If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

8	Prospectus –	First American Money Market Funds Class T Shares

More about the Fund

Description of Principal Investment Risks continued

Regulatory Risk. In July 2014, the SEC adopted reforms to money market fund regulation. The compliance periods for these reforms range between July 2015 and October 2016. When the reforms are implemented, they could affect the fund’s operations and return potential. The reforms will, among other things, beginning October 14, 2016, permit (and, under certain circumstances, require) money market funds, including the fund, to impose a “liquidity fee” (up to 2% of redemption proceeds) or “redemption gate” that temporarily restricts redemptions from a money market fund, if a fund’s weekly liquidity level falls below the required regulatory threshold. In addition, changes to monetary policy by the Federal Reserve or other regulatory actions could expose fixed income and related markets to heightened volatility, interest rate sensitivity and reduced liquidity, which may impact the fund’s operations, universe of potential investment options, and return potential.

Repurchase Agreement Risk. For the fund, if the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price. Securities purchased by the fund under a repurchase agreement may include securities that the fund is not otherwise permitted to purchase directly, such as long-term government bonds, investment and non-investment grade corporate bonds, asset- and mortgage-backed securities, collateralized mortgage obligations, agency real estate mortgage investment conduits, and equity securities. The value of these securities may be more volatile or less liquid than the securities the fund is permitted to purchase directly, which increases the risk that the fund will be unable to recover fully in the event of the seller’s default.

Variable Rate Demand Note (VRDN) Risk. Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option. While the fund invests only in VRDNs of high quality issuers, or which are supported by high quality financial institutions, it is still possible that an issuer or financial institution could default on its obligations.

Disclosure of Portfolio Holdings

A description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the fund’s SAI.

9	Prospectus –	First American Money Market Funds Class T Shares

Fund Management

Investment Advisor

U.S. Bancorp Asset Management, Inc.
800 Nicollet Mall
Minneapolis, MN 55402

U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of December 31, 2015, U.S. Bancorp Asset Management had more than $56 billion in assets under management, including investment company assets of more than $44 billion. As investment advisor, U.S. Bancorp Asset Management manages the fund’s business and investment activities, subject to the authority of the fund’s board of directors.

The fund pays the investment advisor a monthly management fee equal to an annual rate of 0.10% of average daily net assets for providing investment advisory services to the fund.

U.S. Bancorp Asset Management may voluntarily waive or reimburse certain fees and expenses in order to maintain a zero or positive yield for each share class of the fund. These waivers and reimbursements may be terminated at any time by U.S. Bancorp Asset Management.

A discussion regarding the basis for the board’s approval of the fund’s investment advisory agreement will appear in the fund’s annual report to shareholders for the fiscal year ending August 31, 2016.

Additional Compensation

U.S. Bancorp Asset Management, U.S. Bank National Association (U.S. Bank) and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American funds. As described above, U.S. Bancorp Asset Management receives compensation for acting as the fund’s investment advisor. U.S. Bancorp Asset Management, U.S. Bank and their affiliates also receive compensation from the fund as set forth below.

Administration Services.  U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services, LLC (Fund Services), act as the fund’s administrator and sub-administrator, respectively, providing administration services that include general administrative and accounting services, blue sky services and shareholder services. For such services, the fund pays U.S. Bancorp Asset Management the fund’s pro rata portion of up to 0.15%, on an annual basis, of the aggregate average daily net assets attributable to Class T shares of all First American money market funds. U.S. Bancorp Asset Management pays Fund Services a portion of its fee, as agreed to from time to time. In addition to these fees, the fund may reimburse U.S. Bancorp Asset Management for any out-of-pocket expenses incurred in providing administration services.

Custody Services.  U.S. Bank provides custody services to the fund. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.005% of the fund’s average daily net assets.

Securities Lending Services.  In connection with lending its portfolio securities, the fund pays a fee to U.S. Bank of 20% of its net income from securities lending transactions and U.S. Bank pays half of such fees to U.S. Bancorp Asset Management for certain securities lending services provided by U.S. Bancorp Asset Management.

10	Prospectus –	First American Money Market Funds Class T Shares

Fund Management

Investment Advisor continued

Shareholder Servicing Fees.  The fund pays U.S. Bancorp Asset Management a shareholder servicing fee at an annual rate of 0.20% of its average daily net assets attributable to Class T shares for providing or arranging for the provision of shareholder services to the holders of its Class T shares.

Transfer Agency Services.  Fund Services provides transfer agency and dividend disbursing services, as well as certain shareholder services, to the fund. Fund Services receives fees for transfer agency and dividend disbursing services on a per shareholder account basis, subject to a minimum fee per share class. In addition, the fund may reimburse Fund Services for any out-of-pocket expenses incurred in providing transfer agency services.

Other Compensation.  To the extent that fund shares are held through U.S. Bank or its broker-dealer affiliate, U.S. Bancorp Investments, Inc., those entities may receive distribution and/or shareholder servicing fees from the fund’s distributor as well as other payments from the fund’s distributor and/or advisor as described below under “Shareholder Information —Additional Payments to Institutions.”

Portfolio Managers

The fund is managed by a team of persons who are employed by U.S. Bancorp Asset Management.

11	Prospectus –	First American Money Market Funds Class T Shares

Shareholder Information

Pricing of Fund Shares

You may purchase or redeem shares of the fund on any business day that the Federal Reserve Bank of New York (Federal Reserve) is open, except as noted below. In addition to weekends, the Federal Reserve is closed on the following Federal holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day, and Christmas Day. The fund may close when the Federal Reserve is open and the NYSE is closed, such as Good Friday. On any business day when the Securities Industry Financial Markets Association recommends that the bond markets close trading early, the fund may also close trading early.

Your purchase or redemption price will be based on that day’s NAV per share if your order is received by the fund in proper form prior to the time the fund calculates its NAV. See “Additional Information on Purchasing and Redeeming Fund Shares — Calculating Net Asset Value” below. Contact your investment professional or financial institution to determine the time by which it must receive your order to be assured same day processing. To make sure your order is in proper form, you must follow the instructions set forth below under “Purchasing and Redeeming Fund Shares.”

Share Classes

The fund issues its shares in multiple classes. This prospectus offers Class T shares.

Class T shares are only available to certain accounts for which a financial intermediary acts in a fiduciary, agency, custodial, or other service capacity. Class T shares are offered at net asset value, with no front-end or contingent deferred sales charge, but with an annual shareholder servicing fee of 0.20%.

Shareholder Servicing Plan

The fund also has adopted a non-Rule 12b-1 shareholder servicing plan and agreement with respect to its Class T shares. Under this plan and agreement, the fund pays U.S. Bancorp Asset Management, Inc. a shareholder servicing fee at an annual rate of 0.20% of average daily Class T share net assets for providing or arranging for the provision of shareholder services to the holders of Class T shares. No distribution-related services are provided under this plan and agreement.

Determining Your Share Price

Because the current prospectus and SAI are available on First American Funds’ website free of charge, we do not disclose the following information separately on the website.

Your purchase or redemption price for Class T shares is the fund’s next determined net asset value after the fund, or its designated agent, receives your order in proper form. To understand how the fund calculates its net asset value, see “Additional Information on Purchasing and Redeeming Fund Shares – Calculating Net Asset Value” below.

Purchasing and Redeeming Fund Shares

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. As a result, when you open an account, we will ask for your name, permanent street address, date of birth, and social security or taxpayer identification number. Addresses containing a P.O. Box only will not be accepted. We may also ask for other identifying documents or information.

Investments in the fund are intended to be limited to accounts beneficially owned by natural persons. Natural persons are permitted to invest in the fund through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, including, for example:

•	Participant-directed defined contribution plans;
•	Individual retirement accounts;
•	Simplified employee pension arrangements;
•	SIMPLE retirement accounts;
•	Custodial accounts;
•	Deferred compensation plans for government or tax-exempt organization employees;
•	Archer medical savings accounts;
•	College savings plans;
•	Health savings account plans;
•	Ordinary trusts and estates of natural persons; or
•	Certain other retirement and investment accounts having an institutional decision maker (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).

12	Prospectus –	First American Money Market Funds Class T Shares

Shareholder Information

Purchasing and Redeeming Fund Shares continued

On or before October 14, 2016, the fund will adopt policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. The fund reserves the right to repurchase shares in any accounts that are not beneficially owned by natural persons, after providing 60 days’ written notice.

You may purchase or redeem shares of the Fund on any business day by calling your financial institution.

When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial institution. You cannot purchase shares by wire on days when federally chartered banks are closed.

If the fund receives a redemption request by the time the fund calculates its NAV, as specified below, payment will be made the same day by transfer of federal funds if the Fedwire transfer system is available for use that day. Otherwise, payment will be made on the next business day.

Suspension or Postponement of Redemptions.   The fund reserves the right to suspend the right of shareholder redemption, or postpone the date of payment:

•	if emergency conditions should exist, as specified in the Investment Company Act of 1940 (the “Investment Company Act”), or as determined by the Securities and Exchange Commission (SEC), as a result of which disposal of portfolio securities or determination of the net asset value (NAV) of the fund is not reasonably practicable;
•	for any period during which trading on the New York Stock Exchange (NYSE) is restricted as determined by the SEC or the NYSE is closed (other than customary weekend and holiday closings);
•	for any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists; or
•	for such other periods as the SEC may by order permit for the protection of shareholders of the fund.

In addition, in the unlikely event that the fund’s board of directors were to determine pursuant to SEC regulations that the extent of the deviation between the fund’s amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the board will cause the fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results, including suspending redemption of shares and liquidating the fund under Rule 22e-3 of the Investment Company Act.

Purchases In-Kind.  Generally, all purchases will be in cash. However, the fund reserves the right to permit you to purchase shares through the exchange of other securities that you own if consistent with the fund’s investment objective, policies, and operations. The market value of any securities exchanged, plus any cash, must be at least $25 million. Please contact your financial institution.

Redemptions In-Kind.  Generally, all redemptions will be for cash. However, the fund reserves the right to pay all or part of your redemption proceeds in readily marketable securities instead of cash. If payment by the fund is made in securities, the fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the fund and its remaining shareholders. If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon disposition of those securities. In addition, if you receive redemption proceeds in-kind, you will be subject to market gains or losses upon the disposition of those securities.

Potential Restrictions on Fund Redemptions – Fees and Gates.  Beginning October 14, 2016, the fund’s board of directors will be permitted to impose a liquidity fee on redemptions (up to 2% of redemption proceeds) or temporarily restrict redemptions from the fund up to 10 business days during a 90-day period (a “redemption gate”), in the event that the fund’s weekly liquid assets fall below the following thresholds:

•	30% weekly liquid assets – If the fund’s weekly liquid assets fall below 30% of the fund’s total assets, and the fund’s board of directors determines it is in the best interest of the Fund, the board of directors may impose a liquidity fee of no more than 2% of the amount redeemed and/or a redemption gate that temporarily suspends the right of redemption.
•	10% weekly liquid assets – If the fund’s weekly liquid assets fall below 10% of the fund’s total assets, the fund will impose, at the beginning of the next business day, a liquidity fee of 1% of the amount redeemed, unless the fund’s board of directors determines that imposing such a fee would not be in the best interests of the fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the fund.

Liquidity fees and redemption gates may be terminated at any time in the discretion of the fund’s board of directors. Liquidity fees and redemption gates will also terminate at the beginning of the next business day once the fund has invested 30% or more of its total assets in weekly liquid assets as of the end of a business day.

Weekly liquid assets generally include cash; direct obligations of the U.S. government; certain U.S. government agency discount notes with remaining maturities of 60 days or less; securities that will mature or are subject to a demand feature that is exercisable and payable within five business days; or amounts receivable and due unconditionally within five business days on pending sales of portfolio securities. For these purposes, weekly liquid assets will be calculated as of the end of each business day.

13	Prospectus –	First American Money Market Funds Class T Shares

Shareholder Information

Additional Information on Purchasing and Redeeming Fund Shares

Calculating Net Asset Value

The fund generally calculates its NAV per share as of 3:30 p.m. Central time on each business day that the fund is open, except that the NAV for the fund is generally calculated at 1:00 p.m. Central time on days on which the bond markets close early (typically on the business day preceding a Federal holiday) (an “Early Close”). Purchase and redemption orders received after closing time, including an Early Close, will be processed the next business day.

The fund’s NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. The securities held by the fund are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of any discount or premium until the instrument’s maturity, rather than looking at actual changes in the market value of the instrument. The fund’s net asset value is normally expected to be $1 per share.

Frequent Trading of Fund Shares

The fund is designed to offer investors a liquid cash option and it is anticipated that shareholders will purchase and redeem fund shares on a frequent basis. Frequent trading by shareholders may disrupt the management of the fund and increase fund expenses. However, given the short-term nature of the fund’s investments and its use of the amortized cost method for calculating the NAV of fund shares, the fund does not anticipate that in the normal case frequent or short-term trading into and out of the fund will have significant adverse consequences for the fund and its shareholders. Accordingly, the fund’s board of directors has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the fund’s shares.

Dividends and Distributions

The fund earns interest, dividends and other income from its investments, and distributes this income (less fund expenses) to you as dividends. Dividends from the fund’s net investment income are declared daily and paid monthly. The fund may take into account capital gains and losses (other than net long-term capital gains) in its daily dividend declarations. The fund may also make additional distributions for tax purposes if necessary.

If the fund receives your wire transfer payment for fund shares by the time the fund determines its NAV, you will begin to accrue dividends on that day. If you redeem shares, you will not receive a dividend on the day of your redemption request if your request is received by the time the fund determines its NAV.

Dividends will be reinvested in additional shares of the same fund, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form, by contacting your financial institution, or by calling Investor Services at 800 677-3863. Cash distributions will be paid on or about the first business day of each month. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, or if a distribution check remains uncashed for six months, the undelivered or uncashed distributions and all future distributions will be reinvested in fund shares at the current NAV.

Taxes

Some of the tax consequences of investing in the fund are discussed below. More information about taxes is provided in the SAI. However, because everyone’s tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

Dividends you receive from the fund are generally taxable as ordinary income, whether you reinvest them or take them in cash. Dividends from the fund will not be eligible for the reduced rate of tax that applies to “qualified dividend income.”

14	Prospectus –	First American Money Market Funds Class T Shares

Shareholder Information

Additional Payments to Institutions

The advisor and/or the distributor may pay additional compensation to participating institutions (each an “institution” and, collectively, “institutions”) out of their own resources in connection with the sale or retention of fund shares and/or in exchange for sales and/or administrative services performed on behalf of the institution’s customers. The amounts of these payments may be significant, and may create an incentive for the institution or its employees or associated persons to recommend or sell shares of the fund to you. These payments are not reflected in the fees and expenses listed in the “Fund Summary” section of the prospectus because they are not paid by the fund.

These payments are negotiated and may be based on such factors as the number or value of First American money market fund shares that the institution sells or may sell; the value of the assets invested in the First American money market funds by the institution’s customers; lump sum payment for services provided; the type and nature of services or support furnished by the institution; and/or other measures as determined from time to time by the advisor and/or distributor.

The advisor and/or distributor may make other payments or allow other promotional incentives to institutions to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations. Certain institutions may also receive payments in recognition of sub-accounting or other services they provide to shareholders or plan participants who invest in the fund or other First American money market funds through their employee benefit or retirement plan.

You can ask your institution for information about any payments it receives from the advisor and/or the distributor and from the fund, and any services your institution provides, as well as about fees and/or commissions your institution charges. You can also find more details about payments made by the advisor and/or the distributor in the fund’s SAI.

Staying Informed

Shareholder Reports

Shareholder reports are mailed twice a year, in October and April. They include financial statements and performance information, and, on an annual basis, the report of independent registered public accounting firm.

In an attempt to reduce shareholder costs and help eliminate duplication, the fund will try to limit its mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-3863.

Statements and Confirmations

Statements summarizing activity in your account are mailed quarterly. Confirmations generally are mailed following each purchase or sale of fund shares. Generally, the fund does not send statements to individuals who have their shares held in an omnibus account.

15	Prospectus –	First American Money Market Funds Class T Shares

Financial Highlights

As of the date of this prospectus, the fund had not yet commenced operations and had no financial highlights to report.

16	Prospectus –	First American Money Market Funds Class T Shares

First American Funds’ Privacy Policy

We want to provide an explanation to Consumers of what nonpublic personal information is and how it’s collected and used.

A “Consumer” is considered an individual investor who invests or has invested in our products for personal, family or household purposes.

“Nonpublic personal information” is nonpublic information that we obtain while providing financial products or services to you.

How we collect your information

We obtain nonpublic information about you during the account opening process from the applications and other forms you are asked to complete and from the transactions you make with us. We may also receive nonpublic information about you from companies affiliated with us or from other companies that provide services to you.

The types of information we collect

We may collect the following nonpublic personal information about you:

•	Information about your identity, such as your name, address, and social security number.

•	Information about your transactions with us.

•	Information you provide on applications, such as your beneficiaries and banking information, if provided to us.

Why we collect your information

We gather nonpublic personal information about you and your accounts so that we can:

•	Know who you are and prevent unauthorized access to your information.

•	Comply with the laws and regulations that govern us.

What information we disclose

We may share some or all of the nonpublic personal information that we collect about you with our affiliated providers of financial services, including our family of funds and their advisor, and with companies that perform shareholder services on our behalf. We do not use nonpublic information received from our affiliates for marketing purposes.

We’re permitted by law to disclose nonpublic personal information about you to other third parties in certain circumstances. For example, we may disclose nonpublic personal information about you to affiliated and nonaffiliated third parties to assist us in servicing your account (e.g., mailing of fund-related materials) and to government entities (e.g., IRS for tax purposes).

We’ll continue to adhere to the privacy policies and practices described here even after your account is closed or becomes inactive.

Confidentiality and security

To protect nonpublic personal information about you, we restrict access to such information to only those employees and authorized agents who need to use the information. We maintain physical, electronic, and procedural safeguards to maintain the confidentiality and security of nonpublic information about you. In addition, we require our service providers to restrict access to nonpublic personal information about you to those employees who need that information in order to provide products or services to you. We also require them to maintain physical, electronic, and procedural safeguards that comply with applicable federal standards and regulations to guard your information.

Additional rights and protections

You may have other privacy protections under applicable state laws. To the extent that these state laws apply, we will comply with them when we share information about you. This privacy policy does not apply to your relationship with other financial service providers, such as broker-dealers. We may amend this privacy notice at any time, and we will inform you of changes as required by law.

Our pledge applies to products and services offered by the First American Family of Funds

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

THIS PAGE IS NOT PART OF THE PROSPECTUS

First American Funds

P.O. Box 1330

Minneapolis, MN 55440-1330

The Statement of Additional Information (SAI) provides more details about the fund and its policies and is incorporated into this prospectus by reference (which means that it is legally part of this prospectus).	Information about the fund (including the SAI) can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 1-202-551-8090. Reports and other information about the fund are also available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, or you can obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Additional information about the fund’s investments will be available in the fund’s annual and semi-annual reports to shareholders. Prior to the date of this prospectus, the fund had not commenced operations.

You can obtain a free copy of the fund’s annual or semi-annual reports or the SAI, request other information about the fund, or make other shareholder inquiries by calling Investor Services at 800 677-3863 or by contacting the fund at the address above. Annual or semi-annual reports and the SAI will also be available on the fund’s Internet site at www.firstamericanfunds.com.

SEC file number: 811-03313	PROPRIMET 07/16

The information in this prospectus is not complete and may be changed. No person may sell these securities under this prospectus until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Preliminary Prospectus

Subject to Completion

Table of

Please find First American Funds’ Privacy Policy inside the back cover of this Prospectus.

This prospectus and the related Statement of Additional Information (SAI) do not constitute an offer to sell or a solicitation of an offer to buy shares in the funds, nor shall any such shares be offered or sold to any person in any jurisdiction in which an offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

The funds may be offered only to persons in the United States. This prospectus should not be considered a solicitation or offering of fund shares outside the United States.

Fund Summary

Retail Prime Obligations Fund

Investment Objective

Retail Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)	Class Y
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses:
Shareholder Servicing Fee	0.25%
Miscellaneous[1]	0.19%
Total Annual Fund Operating Expenses	0.54%
Less Fee Waivers[2]	(0.09)%
Net Expenses[2]	0.45%

[1]	Miscellaneous expenses are based on estimated amounts for the fund's first fiscal year of operations.
[2]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through July 18, 2017, so that total annual fund operating expenses, after waivers, do not exceed 0.45%. These fee waivers and expense reimbursements may be terminated at any time after July 18, 2017 at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated . The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class Y
1 year	$46
3 years	$164

1	Prospectus –	First American Money Market Funds Class Y Shares

Fund Summary

Retail Prime Obligations Fund continued

Principal Investment Strategies

Retail Prime Obligations Fund invests in high-quality short-term debt obligations, including:

•	commercial paper;
•	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);
•	non-convertible corporate debt securities;
•	securities issued by the U.S. government or one of its agencies or instrumentalities;
•	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations;
•	loan participation interests; and
•	repurchase agreements.

The fund may invest more than 25% of its total assets in obligations of U.S. banks.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security, unless they have determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, have obtained the approval of the fund’s board of directors to continue to hold the security.

Principal Risks

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The advisor or its affiliates have no legal obligation to provide financial support to the fund, and you should not expect that the advisor will provide financial support to the fund at any time.

Principal risks of investing in this fund include:

Banking Industry Risk — An adverse development in the banking industry (domestic or foreign) may affect the value of the fund’s investments more than if the fund was not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

2	Prospectus –	First American Money Market Funds Class Y Shares

Fund Summary

Retail Prime Obligations Fund continued

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk — In July 2014, the Securities and Exchange Commission (SEC) adopted reforms to money market fund regulation. As the reforms are implemented through October 2016, they could affect the fund’s operations and return potential. The reforms will, among other things, permit the fund to impose a liquidity fee or redemption gate under certain circumstances effective October 14, 2016. In addition, changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price.

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option.

3	Prospectus –	First American Money Market Funds Class Y Shares

Fund Summary

Retail Prime Obligations Fund continued

Fund Performance

Because the fund had not yet commenced operations as of the date of this prospectus, there is no performance information to present for the fund.

Investment Advisor

U.S. Bancorp Asset Management, Inc.

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page 5 of the prospectus.

4	Prospectus –	First American Money Market Funds Class Y Shares

Additional Summary Information

Purchase and Sale of Fund Shares

Investments in the fund are limited to accounts beneficially owned by natural persons. You may purchase or redeem shares of the fund on any business day by calling your financial institution. The fund reserves the right to reject any purchase order or to stop offering shares for sale at any time.

Tax Information

Dividends you receive from the fund are generally taxable as ordinary income. Dividends attributable to income from U.S. government securities may be exempt from state personal income taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

5	Prospectus –	First American Money Market Funds Class Y Shares

More about the Fund

Investment Objectives

The investment objective of the fund is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity. The fund’s investment objective may be changed without shareholder approval. Please remember, there is no guarantee that the fund will achieve its objective.

Principal Investment Strategies

The fund’s principal investment strategies are discussed below. These are the strategies that the fund’s investment advisor believes are most likely to be important in trying to achieve the fund’s objectives. You should be aware that the fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the SAI. For a copy of the SAI, call Investor Services at 800 677-3863.

Principal Investment Strategies Applicable to the Fund

The fund complies with SEC regulations that apply to money market funds. These regulations require that the fund’s investments mature within 397 days from the date of purchase and that the fund maintain a weighted average maturity of 60 days or less and a weighted average life of 120 days or less. The fund may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the fund to consider some of these securities as having maturities shorter than their stated maturity dates. All of the fund’s investments must be in U.S. dollar-denominated high quality securities which have been determined by the fund’s advisor to present minimal credit risk and are rated in one of the two highest rating categories by one or more nationally recognized statistical rating organizations (NRSROs) or are deemed by the advisor to be of comparable quality to securities having such ratings. In addition, no more than 3% of the fund’s total assets may be invested in securities rated in the second highest rating category by an NRSRO or deemed to be of comparable quality by the fund’s advisor at the time of purchase (“second-tier securities”). With limited exceptions, the fund may not invest more than 5% of its total assets in securities issued by the same issuer. The fund is further limited to investing no more than ½ of 1% in second-tier securities of any issuer. The fund must comply with weekly liquidity standards that require a fund to hold at least 30% of its total assets in cash, direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less, or securities convertible into cash within five business days. The fund must also comply with daily liquidity standards that require a fund to hold at least 10% of its total assets in cash, direct obligations of the U.S. Government, or securities convertible into cash within one business day. The fund is limited to investing no more than 5% of its total assets in illiquid securities.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

For liquidity and to respond to unusual market conditions, the fund may hold all or a significant portion of its total assets in cash for temporary defensive purposes. This may result in a lower yield and prevent the fund from meeting its investment objective.

6	Prospectus –	First American Money Market Funds Class Y Shares

More about the Fund

Principal Investment Strategies continued

The fund pursues its objective by investing in high-quality short-term debt obligations, including:

•	commercial paper;
•	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);
•	non-convertible corporate debt securities;
•	securities issued by the U.S. government or one of its agencies or instrumentalities;
•	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations;
•	loan participation interests; and
•	repurchase agreements.

The fund may invest more than 25% of its total assets in obligations of U.S. banks.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security, unless they have determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, have obtained the approval of the fund’s board of directors to continue to hold the security.

U.S. government securities issued by the Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLB) are neither issued nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the United States. These entities, however, were chartered or supported by Acts of Congress and are supported by federal subsidies, loans or other benefits. The Government National Mortgage Association (Ginnie Mae) is a wholly-owned U.S. corporation that is authorized to guarantee timely payment and interest of its securities. U.S. government securities issued by Ginnie Mae are guaranteed by the full faith and credit of the United States. Other U.S. government securities do not have an explicit guarantee but support is implied due to the government sponsorship of their mandated activities, including securities issued by the Tennessee Valley Authority and Federal Farm Credit Banks.

Other Investment Strategies

Other Money Market Funds

The fund may invest in other money market funds that invest in the same types of securities as the fund, as a non-principal investment strategy, including each of the other money market funds advised by the fund’s investment advisor. To avoid duplicative investment advisory fees, when the fund invests in another money market fund advised by the fund’s investment advisor, the investment advisor reimburses the fund an amount equal to the fund’s proportionate share of the investment advisory fee paid by the other money market fund to the investment advisor. If the fund invests in money market funds advised by another investment advisor, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.

7	Prospectus –	First American Money Market Funds Class Y Shares

More about the Fund

Other Investment Strategies continued

Securities Lending

To generate additional income, and as a non-principal investment strategy, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions deemed by the fund’s advisor to present minimal credit risk. When a fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to at least 102% of the value of the loaned securities, which is invested consistent with the fund’s investment strategies. If the borrower fails to return the loaned securities, the fund could suffer a loss if the value of the invested collateral is insufficient to purchase replacement securities.

Principal Investment Risks

The principal risks of investing in the fund are identified and further discussed below.

•	Banking Industry Risk	•	Liquidity Risk
•	Credit Risk	•	Municipal Security Risk
•	Cybersecurity Risk	•	Redemption Risk
•	Foreign Security Risk	•	Regulatory Risk
•	Income Risk	•	Repurchase Agreement Risk
•	Interest Rate Risk	•	Variable Rate Demand Note (VRDN) Risk

Description of Principal Investment Risks

Banking Industry Risk. An adverse development in the banking industry (domestic or foreign) may affect the value of the fund’s investments more than if the fund was not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. For example, deteriorating economic and business conditions can disproportionately impact companies in the banking industry due to increased defaults on payments by borrowers. Moreover, political and regulatory changes can affect the operations and financial results of companies in the banking industry, potentially imposing additional costs and expenses or restricting the types of business activities of these companies.

Credit Risk. The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk. With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, a fund may be subject to operational and informational security risks resulting from breaches in cybersecurity (“cyber-attacks”). A cyber-attack refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption, or lose operational capacity. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks, or devices that are used to service the fund’s operations through “hacking” or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption.

8	Prospectus –	First American Money Market Funds Class Y Shares

More about the Fund

Description of Principal Investment Risks continued

Cybersecurity failures or breaches by the fund’s affiliates or service providers, may cause disruptions and impact the business operations, potentially resulting in financial losses to both a fund and its shareholders, the inability of fund shareholders to transact business, inability to calculate a fund’s net asset value, impediments to trading, violations of applicable privacy and other laws (including the release of private shareholder information), regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the advisor has risk management systems designed to prevent or reduce the impact of such cyber-attacks, there are inherent limitations in such controls, systems and protocols, including the possibility that certain risks have not been identified, as well as the rapid development of new threats. These cybersecurity risks are also present for issuers of securities in which a fund invests, which could result in material adverse consequences for such issuers, and may cause a fund’s investment in such securities to lose value and may result in financial loss for fund shareholders.

Foreign Security Risk. The foreign securities in which the fund may invest, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. Political or social instability or diplomatic developments could adversely affect the securities. There is also the risk of possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by the fund. In addition, there may be less public information available about foreign corporations and foreign banks and their branches.

Income Risk. The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk. The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk. The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security or because a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Municipal Security Risk. The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk. If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

9	Prospectus –	First American Money Market Funds Class Y Shares

More about the Fund

Description of Principal Investment Risks continued

Regulatory Risk. In July 2014, the SEC adopted reforms to money market fund regulation. The compliance periods for these reforms range between July 2015 and October 2016. When the reforms are implemented, they could affect the fund’s operations and return potential. The reforms will, among other things, beginning October 14, 2016, permit (and, under certain circumstances, require) money market funds, including the fund, to impose a “liquidity fee” (up to 2% of redemption proceeds) or “redemption gate” that temporarily restricts redemptions from a money market fund, if a fund’s weekly liquidity level falls below the required regulatory threshold. In addition, changes to monetary policy by the Federal Reserve or other regulatory actions could expose fixed income and related markets to heightened volatility, interest rate sensitivity and reduced liquidity, which may impact the fund’s operations, universe of potential investment options, and return potential.

Repurchase Agreement Risk. For the fund, if the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price. Securities purchased by the fund under a repurchase agreement may include securities that the fund is not otherwise permitted to purchase directly, such as long-term government bonds, investment and non-investment grade corporate bonds, asset- and mortgage-backed securities, collateralized mortgage obligations, agency real estate mortgage investment conduits, and equity securities. The value of these securities may be more volatile or less liquid than the securities the fund is permitted to purchase directly, which increases the risk that the fund will be unable to recover fully in the event of the seller’s default.

Variable Rate Demand Note (VRDN) Risk. Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option. While the fund invests only in VRDNs of high quality issuers, or which are supported by high quality financial institutions, it is still possible that an issuer or financial institution could default on its obligations.

Disclosure of Portfolio Holdings

A description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the fund’s SAI.

10	Prospectus –	First American Money Market Funds Class Y Shares

Fund Management

Investment Advisor

U.S. Bancorp Asset Management, Inc.
800 Nicollet Mall
Minneapolis, MN 55402

U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of December 31, 2015, U.S. Bancorp Asset Management had more than $56 billion in assets under management, including investment company assets of more than $44 billion. As investment advisor, U.S. Bancorp Asset Management manages the fund’s business and investment activities, subject to the authority of the fund’s board of directors.

The fund pays the investment advisor a monthly management fee equal to an annual rate of 0.10% of average daily net assets for providing investment advisory services to the fund.

U.S. Bancorp Asset Management may voluntarily waive or reimburse certain fees and expenses in order to maintain a zero or positive yield for each share class of the fund. These waivers and reimbursements may be terminated at any time by U.S. Bancorp Asset Management.

A discussion regarding the basis for the board’s approval of the fund’s investment advisory agreement will appear in the fund’s annual report to shareholders for the fiscal year ending August 31, 2016.

Additional Compensation

U.S. Bancorp Asset Management, U.S. Bank National Association (U.S. Bank) and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American funds. As described above, U.S. Bancorp Asset Management receives compensation for acting as the fund’s investment advisor. U.S. Bancorp Asset Management, U.S. Bank and their affiliates also receive compensation from the fund as set forth below.

Administration Services.  U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services, LLC (Fund Services), act as the fund’s administrator and sub-administrator, respectively, providing administration services that include general administrative and accounting services, blue sky services and shareholder services. For such services, the fund pays U.S. Bancorp Asset Management the fund’s pro rata portion of up to 0.15%, on an annual basis, of the aggregate average daily net assets attributable to Class Y shares of all First American money market funds. U.S. Bancorp Asset Management pays Fund Services a portion of its fee, as agreed to from time to time. In addition to these fees, the fund may reimburse U.S. Bancorp Asset Management for any out-of-pocket expenses incurred in providing administration services.

11	Prospectus –	First American Money Market Funds Class Y Shares

Fund Management

Investment Advisor continued

Custody Services.  U.S. Bank provides custody services to the fund. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.005% of the fund’s average daily net assets.

Securities Lending Services.  In connection with lending their portfolio securities, the funds pay fees to U.S. Bank of 20% of the fund’s net income from securities lending transactions and U.S. Bank pays half of such fees to U.S. Bancorp Asset Management for certain securities lending services provided by U.S. Bancorp Asset Management.

Shareholder Servicing Fees.  The fund pays U.S. Bancorp Asset Management a shareholder servicing fee at an annual rate of 0.25% of its average daily net assets attributable to Class Y shares for providing or arranging for the provision of shareholder services to the holders of its Class Y shares.

Transfer Agency Services.  Fund Services provides transfer agency and dividend disbursing services, as well as certain shareholder services, to the fund. Fund Services receives fees for transfer agency and dividend disbursing services on a per shareholder account basis, subject to a minimum fee per share class. In addition, the fund may reimburse Fund Services for any out-of-pocket expenses incurred in providing transfer agency services.

Other Compensation.  To the extent that fund shares are held through U.S. Bank or its broker-dealer affiliate, U.S. Bancorp Investments, Inc., those entities may receive distribution and/or shareholder servicing fees from the fund’s distributor as well as other payments from the fund’s distributor and/or advisor as described below under “Shareholder Information —Additional Payments to Institutions.”

Portfolio Managers

The fund is managed by a team of persons who are employed by U.S. Bancorp Asset Management.

12	Prospectus –	First American Money Market Funds Class Y Shares

Shareholder Information

Pricing of Fund Shares

You may purchase or redeem shares of the fund on any business day that the Federal Reserve Bank of New York (Federal Reserve) is open, except as noted below. In addition to weekends, the Federal Reserve is closed on the following Federal holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day, and Christmas Day. The fund may close when the Federal Reserve is open and the NYSE is closed, such as Good Friday. On any business day when the Securities Industry Financial Markets Association recommends that the bond markets close trading early, the fund may also close trading early.

Your purchase or redemption price will be based on that day’s NAV per share if your order is received by the fund in proper form prior to the time the fund calculates its NAV. See “Additional Information on Purchasing and Redeeming Fund Shares — Calculating Net Asset Value” below. Contact your investment professional or financial institution to determine the time by which it must receive your order to be assured same day processing. To make sure your order is in proper form, you must follow the instructions set forth below under “Purchasing and Redeeming Fund Shares.” Some financial institutions may charge a transaction-based fee for helping you purchase or redeem shares or an asset-based fee. Contact your financial institution for more information.

Share Classes

The fund issues its shares in multiple classes. This prospectus offers Class Y shares.

Class Y shares are offered at net asset value, with no front-end or contingent deferred sales charge, but with an annual shareholder servicing fee of 0.25%. Class Y shares are offered to group retirement and employee benefit plans and to certain persons who are charged fees for advisory, investment, consulting or similar services by a financial intermediary or other service provider. Such persons may include, but are not limited to, individuals, corporations, and endowments.

Shareholder Servicing Plan

The fund also has adopted a non-Rule 12b-1 shareholder servicing plan and agreement with respect to its Class Y shares. Under this plan and agreement, the fund pays U.S. Bancorp Asset Management a shareholder servicing fee at an annual rate of 0.25% of average daily Class Y share net assets for providing or arranging for the provision of shareholder services to the holders of Class Y shares. No distribution-related services are provided under this plan and agreement.

Determining Your Share Price

Because the current prospectus and SAI are available on First American Funds’ website free of charge, we do not disclose the following information separately on the website.

Your purchase or redemption price for Class Y shares is the fund’s next determined net asset value after the fund, or its designated agent, receives your order in proper form. To understand how the fund calculates its net asset value, see “Additional Information on Purchasing and Redeeming Fund Shares – Calculating Net Asset Value” below.

Purchasing and Redeeming Fund Shares

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. As a result, when you open an account, we will ask for your name, permanent street address, date of birth, and social security or taxpayer identification number. Addresses containing a P.O. Box only will not be accepted. We may also ask for other identifying documents or information.

Investments in the fund are intended to be limited to accounts beneficially owned by natural persons. Natural persons are permitted to invest in the fund through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, including, for example:

•	Participant-directed defined contribution plans;
•	Individual retirement accounts;
•	Simplified employee pension arrangements;
•	SIMPLE retirement accounts;
•	Custodial accounts;
•	Deferred compensation plans for government or tax-exempt organization employees;
•	Archer medical savings accounts;
•	College savings plans;
•	Health savings account plans;
•	Ordinary trusts and estates of natural persons; or
•	Certain other retirement and investment accounts having an institutional decision maker (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).

13	Prospectus –	First American Money Market Funds Class Y Shares

Shareholder Information

Purchasing and Redeeming Fund Shares continued

On or before October 14, 2016, the fund will adopt policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. The fund reserves the right to repurchase shares in any accounts that are not beneficially owned by natural persons, after providing 60 days’ written notice.

You may purchase or redeem shares of the fund on any business day by calling your financial institution.

When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial institution. You cannot purchase shares by wire on days when federally chartered banks are closed.

If the fund receives a redemption request by the time the fund calculates its NAV, as specified below, payment will be made the same day by transfer of federal funds if the Fedwire transfer system is available for use that day. Otherwise, payment will be made on the next business day.

Suspension or Postponement of Redemptions.   The fund reserves the right to suspend the right of shareholder redemption, or postpone the date of payment:

•	if emergency conditions should exist, as specified in the Investment Company Act of 1940 (the “Investment Company Act”), or as determined by the Securities and Exchange Commission (SEC), as a result of which disposal of portfolio securities or determination of the net asset value (NAV) of the fund is not reasonably practicable;
•	for any period during which trading on the New York Stock Exchange (NYSE) is restricted as determined by the SEC or the NYSE is closed (other than customary weekend and holiday closings);
•	for any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists; or
•	for such other periods as the SEC may by order permit for the protection of shareholders of the fund.

In addition, in the unlikely event that the fund’s board of directors were to determine pursuant to SEC regulations that the extent of the deviation between the fund’s amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the board will cause the fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results, including suspending redemption of shares and liquidating the fund under Rule 22e-3 of the Investment Company Act.

Purchases In-Kind.  Generally, all purchases will be in cash. However, the fund reserves the right to permit you to purchase shares through the exchange of other securities that you own if consistent with the fund’s investment objective, policies, and operations. The market value of any securities exchanged, plus any cash, must be at least $25 million. Please contact your investment professional, financial institution or Investor Services at 800 677-3863.

Redemptions In-Kind.  Generally, all redemptions will be for cash. However, the fund reserves the right to pay all or part of your redemption proceeds in readily marketable securities instead of cash. If payment by the fund is made in securities, the fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the fund and its remaining shareholders. If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon disposition of those securities. In addition, if you receive redemption proceeds in-kind, you will be subject to market gains or losses upon the disposition of those securities.

Potential Restrictions on Fund Redemptions – Fees and Gates.  Beginning October 14, 2016, the fund’s board of directors will be permitted to impose a liquidity fee on redemptions (up to 2% of redemption proceeds) or temporarily restrict redemptions from the fund up to 10 business days during a 90-day period (a “redemption gate”), in the event that the fund’s weekly liquid assets fall below the following thresholds:

•	30% weekly liquid assets – If the fund’s weekly liquid assets fall below 30% of the fund’s total assets, and the fund’s board of directors determines it is in the best interest of the Fund, the board of directors may impose a liquidity fee of no more than 2% of the amount redeemed and/or a redemption gate that temporarily suspends the right of redemption.
•	10% weekly liquid assets – If the fund’s weekly liquid assets fall below 10% of the fund’s total assets, the fund will impose, at the beginning of the next business day, a liquidity fee of 1% of the amount redeemed, unless the fund’s board of directors determines that imposing such a fee would not be in the best interests of the fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the fund.

Liquidity fees and redemption gates may be terminated at any time in the discretion of the fund’s board of directors. Liquidity fees and redemption gates will also terminate at the beginning of the next business day once the fund has invested 30% or more of its total assets in weekly liquid assets as of the end of a business day.

Weekly liquid assets generally include cash; direct obligations of the U.S. government; certain U.S. government agency discount notes with remaining maturities of 60 days or less; securities that will mature or are subject to a demand feature that is exercisable and payable within five business days; or amounts receivable and due unconditionally within five business days on pending sales of portfolio securities. For these purposes, weekly liquid assets will be calculated as of the end of each business day.

14	Prospectus –	First American Money Market Funds Class Y Shares

Shareholder Information

Additional Information on Purchasing and Redeeming Fund Shares

Calculating Net Asset Value

The fund generally calculates its NAV per share as of 3:30 p.m. Central time on each business day that the fund is open, except that the NAV for the fund is generally calculated at 1:00 p.m. Central time on days on which the bond markets close early (typically on the business day preceding a Federal holiday) (an “Early Close”). Purchase and redemption orders received after closing time, including an Early Close, will be processed the next business day.

The fund’s NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. The securities held by the fund is valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of any discount or premium until the instrument’s maturity, rather than looking at actual changes in the market value of the instrument. The fund’s net asset value is normally expected to be $1 per share.

Frequent Trading of Fund Shares

The fund is designed to offer investors a liquid cash option and it is anticipated that shareholders will purchase and redeem fund shares on a frequent basis. Frequent trading by shareholders may disrupt the management of the fund and increase fund expenses. However, given the short-term nature of the fund’s investments and its use of the amortized cost method for calculating the NAV of fund shares, the fund does not anticipate that in the normal case frequent or short-term trading into and out of the fund will have significant adverse consequences for the fund and its shareholders. Accordingly, the fund’s board of directors has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the fund’s shares.

Dividends and Distributions

The fund earns interest, dividends and other income from its investments, and distributes this income (less fund expenses) to you as dividends. Dividends from the fund’s net investment income are declared daily and paid monthly. The fund may take into account capital gains and losses (other than net long-term capital gains) in its daily dividend declarations. A fund may also make additional distributions for tax purposes if necessary.

If the fund receives your wire transfer payment for fund shares by the time the fund determines its NAV, you will begin to accrue dividends on that day. If you redeem shares, you will not receive a dividend on the day of your redemption request if your request is received by the time the fund determines its NAV.

Dividends will be reinvested in additional shares of the same fund, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form, by contacting your financial institution, or by calling Investor Services at 800 677-3863. Cash distributions will be paid on or about the first business day of each month. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, or if a distribution check remains uncashed for six months, the undelivered or uncashed distributions and all future distributions will be reinvested in fund shares at the current NAV.

Taxes

Some of the tax consequences of investing in the fund are discussed below. More information about taxes is provided in the SAI. However, because everyone’s tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

Dividends you receive from the fund are generally taxable as ordinary income, whether you reinvest them or take them in cash. Dividends from the fund will not be eligible for the reduced rate of tax that applies to “qualified dividend income.”

15	Prospectus –	First American Money Market Funds Class Y Shares

Shareholder Information

Additional Payments to Institutions

The advisor and/or the distributor may pay additional compensation to investment professionals, participating institutions and “one-stop” mutual fund networks (each an “institution” and, collectively, “institutions”) out of their own resources in connection with the sale or retention of fund shares and/or in exchange for sales and/or administrative services performed on behalf of the institution’s customers. The amounts of these payments may be significant, and may create an incentive for the institution or its employees or associated persons to recommend or sell shares of the fund to you. These payments are not reflected in the fees and expenses listed in the “Fund Summary” section of the prospectus because they are not paid by the fund.

These payments are negotiated and may be based on such factors as the number or value of First American money market fund shares that the institution sells or may sell; the value of the assets invested in the First American money market funds by the institution’s customers; reimbursement of ticket or operational charges (fees that an institution charges its representatives for effecting transactions in fund shares); lump sum payment for services provided; the type and nature of services or support furnished by the institution; and/or other measures as determined from time to time by the advisor and/or distributor.

The advisor and/or distributor may make other payments or allow other promotional incentives to institutions to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations. Certain institutions may also receive payments in recognition of sub-accounting or other services they provide to shareholders or plan participants who invest in the fund through their employee benefit or retirement plan.

You can ask your institution for information about any payments it receives from the advisor and/or the distributor and from the fund, and any services your institution provides, as well as about fees and/or commissions your institution charges. You can also find more details about payments made by the advisor and/or the distributor in the fund’s SAI.

Staying Informed

Shareholder Reports

Shareholder reports are mailed twice a year, in October and April. They include financial statements and performance information, and, on an annual basis, the report of independent registered public accounting firm.

16	Prospectus –	First American Money Market Funds Class Y Shares

Shareholder Information

Staying Informed continued

In an attempt to reduce shareholder costs and help eliminate duplication, the fund will try to limit its mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-3863.

Statements and Confirmations

Statements summarizing activity in your account are mailed quarterly. Confirmations generally are mailed following each purchase or sale of fund shares. Generally, the fund does not send statements to individuals who have their shares held in an omnibus account.

17	Prospectus –	First American Money Market Funds Class Y Shares

Financial Highlights

As of the date of this prospectus, the fund had not yet commenced operations and had no financial highlights to report.

18	Prospectus –	First American Money Market Funds Class Y Shares

First American Funds’ Privacy Policy

We want to provide an explanation to Consumers of what nonpublic personal information is and how it’s collected and used.

A “Consumer” is considered an individual investor who invests or has invested in our products for personal, family or household purposes.

“Nonpublic personal information” is nonpublic information that we obtain while providing financial products or services to you.

How we collect your information

We obtain nonpublic information about you during the account opening process from the applications and other forms you are asked to complete and from the transactions you make with us. We may also receive nonpublic information about you from companies affiliated with us or from other companies that provide services to you.

The types of information we collect

We may collect the following nonpublic personal information about you:

•	Information about your identity, such as your name, address, and social security number.
•	Information about your transactions with us.
•	Information you provide on applications, such as your beneficiaries and banking information, if provided to us.

Why we collect your information

We gather nonpublic personal information about you and your accounts so that we can:

•	Know who you are and prevent unauthorized access to your information.
•	Comply with the laws and regulations that govern us.

What information we disclose

We may share some or all of the nonpublic personal information that we collect about you with our affiliated providers of financial services, including our family of funds and their advisor, and with companies that perform shareholder services on our behalf. We do not use nonpublic information received from our affiliates for marketing purposes.

We’re permitted by law to disclose nonpublic personal information about you to other third parties in certain circumstances. For example, we may disclose nonpublic personal information about you to affiliated and nonaffiliated third parties to assist us in servicing your account (e.g., mailing of fund-related materials) and to government entities (e.g., IRS for tax purposes).

We’ll continue to adhere to the privacy policies and practices described here even after your account is closed or becomes inactive.

Confidentiality and security

To protect nonpublic personal information about you, we restrict access to such information to only those employees and authorized agents who need to use the information. We maintain physical, electronic, and procedural safeguards to maintain the confidentiality and security of nonpublic information about you. In addition, we require our service providers to restrict access to nonpublic personal information about you to those employees who need that information in order to provide products or services to you. We also require them to maintain physical, electronic, and procedural safeguards that comply with applicable federal standards and regulations to guard your information.

Additional rights and protections

You may have other privacy protections under applicable state laws. To the extent that these state laws apply, we will comply with them when we share information about you. This privacy policy does not apply to your relationship with other financial service providers, such as broker-dealers. We may amend this privacy notice at any time, and we will inform you of changes as required by law.

Our pledge applies to products and services offered by the First American Family of Funds

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

THIS PAGE IS NOT PART OF THE PROSPECTUS

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

The Statement of Additional Information (SAI) provides more details about the fund and its policies and is incorporated into this prospectus by reference (which means that it is legally part of this prospectus).

Additional information about the fund’s investments will be available in the fund’s annual and semi-annual reports to shareholders. Prior to the date of this prospectus, the fund had not commenced operations.

You can obtain a free copy of the fund’s annual or semi-annual reports or the SAI, request other information about the fund, or make other shareholder inquiries by calling Investor Services at 800 677-3863 or by contacting the fund at the address above. Annual or semi-annual reports and the SAI will also be available on the fund’s Internet site at www.firstamericanfunds.com.

Information about the fund (including the SAI) can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 1-202-551-8090. Reports and other information about the fund are also available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, or you can obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

SEC file number: 811-03313	PROMMY 07/16

The information in this prospectus is not complete and may be changed. No person may sell these securities under this prospectus until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Preliminary Prospectus

Subject to Completion

Please find First American Funds’ Privacy Policy inside the back cover of this Prospectus.

This prospectus and the related Statement of Additional Information (SAI) do not constitute an offer to sell or a solicitation of an offer to buy shares in the funds, nor shall any such shares be offered or sold to any person in any jurisdiction in which an offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

The funds may be offered only to persons in the United States. This prospectus should not be considered a solicitation or offering of fund shares outside the United States.

Fund Summary

Retail Prime Obligations Fund

Investment Objective

Retail Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)	Class Z
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses [1]	0.18%
Total Annual Fund Operating Expenses	0.28%
Less Fee Waivers[2]	(0.08)%
Net Expenses[2]	0.20%

[1]	Other expenses are based on estimated amounts for the fund's first fiscal year of operations.
[2]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through July 18, 2017, so that total annual fund operating expenses, after waivers, do not exceed 0.20%. These fee waivers and expense reimbursements may be terminated at any time after July 18, 2017, at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated . The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class Z
1 year	$20
3 years	$82

1	Prospectus –	First American Money Market Funds Class Z Shares

Fund Summary

Retail Prime Obligations Fund continued

Principal Investment Strategies

Retail Prime Obligations Fund invests in high-quality short-term debt obligations, including:

•	commercial paper;
•	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);
•	non-convertible corporate debt securities;
•	securities issued by the U.S. government or one of its agencies or instrumentalities;
•	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations;
•	loan participation interests; and
•	repurchase agreements.

The fund may invest more than 25% of its total assets in obligations to U.S. banks.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security, unless they have determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, have obtained the approval of the fund’s board of directors to continue to hold the security.

Principal Risks

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The advisor or its affiliates have no legal obligation to provide financial support to the fund, and you should not expect that the advisor will provide financial support to the fund at any time.

Principal risks of investing in this fund include:

Banking Industry Risk — An adverse development in the banking industry (domestic or foreign) may affect the value of the fund’s investments more than if the fund was not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

2	Prospectus –	First American Money Market Funds Class Z Shares

Fund Summary

Retail Prime Obligations Fund continued

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk — In July 2014, the Securities and Exchange Commission (SEC) adopted reforms to money market fund regulation. As the reforms are implemented through October 2016, they could affect the fund’s operations and return potential. The reforms will, among other things, permit the fund to impose a liquidity fee or redemption gate under certain circumstances effective October 14, 2016. In addition, changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price.

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option.

3	Prospectus –	First American Money Market Funds Class Z Shares

Fund Summary

Retail Prime Obligations Fund continued

Fund Performance

Because the fund had not yet commenced operations as of the date of this prospectus, there is no performance information to present for the fund.

Investment Advisor

U.S. Bancorp Asset Management, Inc.

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page 5 of the prospectus.

4	Prospectus –	First American Money Market Funds Class Z Shares

Additional Summary Information

Purchase and Sale of Fund Shares

Investments in the fund are limited to accounts beneficially owned by natural persons. You may purchase or redeem shares of the fund on any business day by calling your financial institution. You can become a shareholder in the fund by making a minimum initial investment of at least $10 million. The fund reserves the right to waive or lower purchase minimums under certain circumstances and to reject any purchase order or to stop offering shares for sale at any time. You can redeem shares through your financial institution.

Tax Information

Dividends you receive from the fund are generally taxable as ordinary income. Dividends attributable to income from U.S. government securities may be exempt from state personal income taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

5	Prospectus –	First American Money Market Funds Class Z Shares

More about the Fund

Investment Objectives

The investment objective of the fund is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity. The fund’s investment objective may be changed without shareholder approval. Please remember, there is no guarantee that the fund will achieve its objective.

Principal Investment Strategies

The fund’s principal investment strategies are discussed below. These are the strategies that the fund’s investment advisor believes are most likely to be important in trying to achieve the fund’s objectives. You should be aware that the fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the SAI. For a copy of the SAI, call Investor Services at 800 677-3863.

Principal Investment Strategies Applicable to the Fund

The fund complies with SEC regulations that apply to money market funds. These regulations require that the fund’s investments mature within 397 days from the date of purchase and that the fund maintain a weighted average maturity of 60 days or less and a weighted average life of 120 days or less. The fund may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the fund to consider some of these securities as having maturities shorter than their stated maturity dates. All of the fund’s investments must be in U.S. dollar-denominated high quality securities which have been determined by the fund’s advisor to present minimal credit risk and are rated in one of the two highest rating categories by one or more nationally recognized statistical rating organizations (NRSROs) or are deemed by the advisor to be of comparable quality to securities having such ratings. In addition, no more than 3% of the fund’s total assets may be invested in securities rated in the second highest rating category by an NRSRO or deemed to be of comparable quality by the fund’s advisor at the time of purchase (“second-tier securities”). With limited exceptions, the fund may not invest more than 5% of its total assets in securities issued by the same issuer. The fund is further limited to investing no more than ½ of 1% in second-tier securities of any issuer. The fund must comply with weekly liquidity standards that require a fund to hold at least 30% of its total assets in cash, direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less, or securities convertible into cash within five business days. The fund must also comply with daily liquidity standards that require a fund to hold at least 10% of its total assets in cash, direct obligations of the U.S. Government, or securities convertible into cash within one business day. The fund is limited to investing no more than 5% of its total assets in illiquid securities.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

For liquidity and to respond to unusual market conditions, the fund may hold all or a significant portion of its total assets in cash for temporary defensive purposes. This may result in a lower yield and prevent the fund from meeting its investment objective.

6	Prospectus –	First American Money Market Funds Class Z Shares

More about the Fund

Principal Investment Strategies continued

The fund pursues its objective by investing in high-quality short-term debt obligations, including:

•	commercial paper;
•	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);
•	non-convertible corporate debt securities;
•	securities issued by the U.S. government or one of its agencies or instrumentalities;
•	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations;
•	loan participation interests; and
•	repurchase agreements.

The fund may invest more than 25% of its total assets in obligations of U.S. banks.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security, unless they have determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, have obtained the approval of the fund’s board of directors to continue to hold the security.

U.S. government securities issued by the Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLB) are neither issued nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the United States. These entities, however, were chartered or supported by Acts of Congress and are supported by federal subsidies, loans or other benefits. The Government National Mortgage Association (Ginnie Mae) is a wholly-owned U.S. corporation that is authorized to guarantee timely payment and interest of its securities. U.S. government securities issued by Ginnie Mae are guaranteed by the full faith and credit of the United States. Other U.S. government securities do not have an explicit guarantee but support is implied due to the government sponsorship of their mandated activities, including securities issued by the Tennessee Valley Authority and Federal Farm Credit Banks.

Other Investment Strategies

Other Money Market Funds

The fund may invest in other money market funds that invest in the same types of securities as the fund, as a non-principal investment strategy, including each of the other money market funds advised by the fund’s investment advisor. To avoid duplicative investment advisory fees, when the fund invests in another money market fund advised by the fund’s investment advisor, the investment advisor reimburses the fund an amount equal to the fund’s proportionate share of the investment advisory fee paid by the other money market fund to the investment advisor. If the fund invests in money market funds advised by another investment advisor, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.

7	Prospectus –	First American Money Market Funds Class Z Shares

More about the Fund

Other Investment Strategies continued

Securities Lending

To generate additional income, and as a non-principal investment strategy, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions deemed by the fund’s advisor to present minimal credit risk. When a fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to at least 102% of the value of the loaned securities, which is invested consistent with the fund’s investment strategies. If the borrower fails to return the loaned securities, the fund could suffer a loss if the value of the invested collateral is insufficient to purchase replacement securities.

Principal Investment Risks

The principal risks of investing in the fund are identified and further discussed below.

•	Banking Industry Risk	•	Liquidity Risk
•	Credit Risk	•	Municipal Security Risk
•	Cybersecurity Risk	•	Redemption Risk
•	Foreign Security Risk	•	Regulatory Risk
•	Income Risk	•	Repurchase Agreement Risk
•	Interest Rate Risk	•	Variable Rate Demand Note (VRDN) Risk

Description of Principal Investment Risks

Banking Industry Risk. An adverse development in the banking industry (domestic or foreign) may affect the value of the fund’s investments more than if the fund was not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. For example, deteriorating economic and business conditions can disproportionately impact companies in the banking industry due to increased defaults on payments by borrowers. Moreover, political and regulatory changes can affect the operations and financial results of companies in the banking industry, potentially imposing additional costs and expenses or restricting the types of business activities of these companies.

Credit Risk. The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk. With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, a fund may be subject to operational and informational security risks resulting from breaches in cybersecurity (“cyber-attacks”). A cyber-attack refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption, or lose operational capacity. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks, or devices that are used to service the fund’s operations through “hacking” or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption.

8	Prospectus –	First American Money Market Funds Class Z Shares

More about the Fund

Description of Principal Investment Risks continued

Cybersecurity failures or breaches by the fund’s affiliates or service providers, may cause disruptions and impact the business operations, potentially resulting in financial losses to both a fund and its shareholders, the inability of fund shareholders to transact business, inability to calculate a fund’s net asset value, impediments to trading, violations of applicable privacy and other laws (including the release of private shareholder information), regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the advisor has risk management systems designed to prevent or reduce the impact of such cyber-attacks, there are inherent limitations in such controls, systems and protocols, including the possibility that certain risks have not been identified, as well as the rapid development of new threats. These cybersecurity risks are also present for issuers of securities in which a fund invests, which could result in material adverse consequences for such issuers, and may cause a fund’s investment in such securities to lose value and may result in financial loss for fund shareholders.

Foreign Security Risk. The foreign securities in which the fund may invest, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. Political or social instability or diplomatic developments could adversely affect the securities. There is also the risk of possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by the fund. In addition, there may be less public information available about foreign corporations and foreign banks and their branches.

Income Risk. The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk. The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk. The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security or because a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Municipal Security Risk. The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk. If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

9	Prospectus –	First American Money Market Funds Class Z Shares

More about the Fund

Description of Principal Investment Risks continued

Regulatory Risk. In July 2014, the SEC adopted reforms to money market fund regulation. The compliance periods for these reforms range between July 2015 and October 2016. When the reforms are implemented, they could affect the fund’s operations and return potential. The reforms will, among other things, beginning October 14, 2016, permit (and, under certain circumstances, require) money market funds, including the fund, to impose a “liquidity fee” (up to 2% of redemption proceeds) or “redemption gate” that temporarily restricts redemptions from a money market fund, if a fund’s weekly liquidity level falls below the required regulatory threshold. In addition, changes to monetary policy by the Federal Reserve or other regulatory actions could expose fixed income and related markets to heightened volatility, interest rate sensitivity and reduced liquidity, which may impact the fund’s operations, universe of potential investment options, and return potential.

Repurchase Agreement Risk. For the fund, if the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price. Securities purchased by the fund under a repurchase agreement may include securities that the fund is not otherwise permitted to purchase directly, such as long-term government bonds, investment and non-investment grade corporate bonds, asset- and mortgage-backed securities, collateralized mortgage obligations, agency real estate mortgage investment conduits, and equity securities. The value of these securities may be more volatile or less liquid than the securities the fund is permitted to purchase directly, which increases the risk that the fund will be unable to recover fully in the event of the seller’s default.

Variable Rate Demand Note (VRDN) Risk. Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option. While the fund invests only in VRDNs of high quality issuers, or which are supported by high quality financial institutions, it is still possible that an issuer or financial institution could default on its obligations.

Disclosure of Portfolio Holdings

A description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the fund’s SAI.

10	Prospectus –	First American Money Market Funds Class Z Shares

Fund Management

Investment Advisor

U.S. Bancorp Asset Management, Inc.
800 Nicollet Mall
Minneapolis, MN 55402

U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of December 31, 2015, U.S. Bancorp Asset Management had more than $56 billion in assets under management, including investment company assets of more than $44 billion. As investment advisor, U.S. Bancorp Asset Management manages the fund’s business and investment activities, subject to the authority of the fund’s board of directors.

The fund pays the investment advisor a monthly management fee equal to an annual rate of 0.10% of average daily net assets for providing investment advisory services to the fund.

U.S. Bancorp Asset Management may voluntarily waive or reimburse certain fees and expenses in order to maintain a zero or positive yield for each share class of the fund. These waivers and reimbursements may be terminated at any time by U.S. Bancorp Asset Management.

A discussion regarding the basis for the board’s approval of the fund’s investment advisory agreement will appear in the fund’s annual report to shareholders for the fiscal year ending August 31, 2016.

Additional Compensation

U.S. Bancorp Asset Management, U.S. Bank National Association (U.S. Bank) and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American funds. As described above, U.S. Bancorp Asset Management receives compensation for acting as the fund’s investment advisor. U.S. Bancorp Asset Management, U.S. Bank and their affiliates also receive compensation from the fund as set forth below.

Administration Services.  U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services, LLC (Fund Services), act as the fund’s administrator and sub-administrator, respectively, providing administration services that include general administrative and accounting services, blue sky services and shareholder services. For such services, the fund pays U.S. Bancorp Asset Management the fund’s pro rata portion of up to 0.15%, on an annual basis, of the aggregate average daily net assets attributable to Class Z shares of all First American money market funds. U.S. Bancorp Asset Management pays Fund Services a portion of its fee, as agreed to from time to time. In addition to these fees, the fund may reimburse U.S. Bancorp Asset Management for any out-of-pocket expenses incurred in providing administration services.

11	Prospectus –	First American Money Market Funds Class Z Shares

Fund Management

Investment Advisor continued

Custody Services.  U.S. Bank provides custody services to the fund. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.005% of the fund’s average daily net assets.

Securities Lending Services. In connection with lending their portfolio securities, the funds pay fees to U.S. Bank of 20% of the fund’s net income from securities lending transactions and U.S. Bank pays half of such fees to U.S. Bancorp Asset Management for certain securities lending services provided by U.S. Bancorp Asset Management.

Transfer Agency Services.  Fund Services provides transfer agency and dividend disbursing services, as well as certain shareholder services, to the fund. Fund Services receives fees for transfer agency and dividend disbursing services on a per shareholder account basis, subject to a minimum fee per share class. In addition, the fund may reimburse Fund Services for any out-of-pocket expenses incurred in providing transfer agency services.

Other Compensation.  To the extent that fund shares are held through U.S. Bank or its broker-dealer affiliate, U.S. Bancorp Investments, Inc., those entities may receive distribution and/or shareholder servicing fees from the fund’s distributor as well as other payments from the fund’s distributor and/or advisor as described below under “Shareholder Information — Additional Payments to Institutions.”

Portfolio Managers

The fund is managed by a team of persons who are employed by U.S. Bancorp Asset Management.

12	Prospectus –	First American Money Market Funds Class Z Shares

Shareholder Information

Pricing of Fund Shares

You may purchase or redeem shares of the fund on any business day that the Federal Reserve Bank of New York (Federal Reserve) is open, except as noted below. In addition to weekends, the Federal Reserve is closed on the following Federal holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day, and Christmas Day. The fund may close when the Federal Reserve is open and the NYSE is closed, such as Good Friday. On any business day when the Securities Industry Financial Markets Association recommends that the bond markets close trading early, the fund may also close trading early.

Your purchase or redemption price will be based on that day’s NAV per share if your order is received by the fund in proper form prior to the time the fund calculates its NAV. See “Additional Information on Purchasing and Redeeming Fund Shares — Calculating Net Asset Value” below. Contact your investment professional or financial institution to determine the time by which it must receive your order to be assured same day processing. To make sure your order is in proper form, you must follow the instructions set forth below under “Purchasing and Redeeming Fund Shares.”

Some investment professionals or financial institutions may charge a transaction-based fee for helping you purchase or redeem shares or an asset-based fee. Contact your investment professional or financial institution for more information.

Share Classes

The fund issues its shares in multiple classes. This prospectus offers Class Z shares.

Class Z shares are available for a minimum initial investment of at least $10 million in any one fund. Shares are also available to other mutual fund families for whom U.S. Bancorp Fund Services, LLC provides administration services. Class Z shares are offered at net asset value, with no front-end or contingent deferred sales charge and no distribution (12b-1) or shareholder servicing fee.

Determining Your Share Price

Because the current prospectus and SAI are available on First American Funds’ website free of charge, we do not disclose the following information separately on the website.

Your purchase or redemption price for Class Z shares is the fund’s next determined net asset value after the fund, or its designated agent, receives your order in proper form. To understand how the fund calculates its net asset value, see “Additional Information on Purchasing and Redeeming Fund Shares – Calculating Net Asset Value” below.

Purchasing and Redeeming Fund Shares

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. As a result, when you open an account, we will ask for your name, permanent street address, date of birth, and social security or taxpayer identification number. Addresses containing a P.O. Box only will not be accepted. We may also ask for other identifying documents or information. You may purchase or redeem shares by calling your financial institution.

Investments in the fund are intended to be limited to accounts beneficially owned by natural persons. Natural persons are permitted to invest in the fund through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, including, for example:

•	Participant-directed defined contribution plans;
•	Individual retirement accounts;
•	Simplified employee pension arrangements;
•	SIMPLE retirement accounts;
•	Custodial accounts;
•	Deferred compensation plans for government or tax-exempt organization employees;
•	Archer medical savings accounts;
•	College savings plans;
•	Health savings account plans;
•	Ordinary trusts and estates of natural persons; or
•	Certain other retirement and investment accounts having an institutional decision maker (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).

On or before October 14, 2016, the fund will adopt policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. The fund reserves the right to repurchase shares in any accounts that are not beneficially owned by natural persons, after providing 60 days’ written notice.

13	Prospectus –	First American Money Market Funds Class Z Shares

Shareholder Information

Purchasing and Redeeming Fund Shares continued

When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial institution. You cannot purchase shares by wire on days when federally chartered banks are closed.

If the fund receives a redemption request by the time the fund calculates its NAV, as specified below, payment will be made the same day by transfer of federal funds if the Fedwire transfer system is available for use that day. Otherwise, payment will be made on the next business day.

Suspension or Postponement of Redemptions.   The fund reserves the right to suspend the right of shareholder redemption, or postpone the date of payment:

•	if emergency conditions should exist, as specified in the Investment Company Act of 1940 (the “Investment Company Act”), or as determined by the Securities and Exchange Commission (SEC), as a result of which disposal of portfolio securities or determination of the net asset value (NAV) of the fund is not reasonably practicable;

•	for any period during which trading on the New York Stock Exchange (NYSE) is restricted as determined by the SEC or the NYSE is closed (other than customary weekend and holiday closings);

•	for any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists; or

•	for such other periods as the SEC may by order permit for the protection of shareholders of the fund.

In addition, in the unlikely event that the fund’s board of directors were to determine pursuant to SEC regulations that the extent of the deviation between the fund’s amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the board will cause the fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results, including suspending redemption of shares and liquidating the fund under Rule 22e-3 of the Investment Company Act.

Purchases In-Kind.  Generally, all purchases will be in cash. However, the fund reserves the right to permit you to purchase shares through the exchange of other securities that you own if consistent with the fund’s investment objective, policies, and operations. The market value of any securities exchanged, plus any cash, must be at least $25 million. Please contact your investment professional, financial institution or Investor Services at 800 677-3863.

Redemptions In-Kind.  Generally, all redemptions will be for cash. However, the fund reserves the right to pay all or part of your redemption proceeds in readily marketable securities instead of cash. If payment by the fund is made in securities, the fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the fund and its remaining shareholders. If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon disposition of those securities. In addition, if you receive redemption proceeds in-kind, you will be subject to market gains or losses upon the disposition of those securities.

Potential Restrictions on Fund Redemptions – Fees and Gates.  Beginning October 14, 2016, the fund’s board of directors will be permitted to impose a liquidity fee on redemptions (up to 2% of redemption proceeds) or temporarily restrict redemptions from the fund up to 10 business days during a 90-day period (a “redemption gate”), in the event that the fund’s weekly liquid assets fall below the following thresholds:

•	30% weekly liquid assets – If the fund’s weekly liquid assets fall below 30% of the fund’s total assets, and the fund’s board of directors determines it is in the best interest of the Fund, the board of directors may impose a liquidity fee of no more than 2% of the amount redeemed and/or a redemption gate that temporarily suspends the right of redemption.
•	10% weekly liquid assets – If the fund’s weekly liquid assets fall below 10% of the fund’s total assets, the fund will impose, at the beginning of the next business day, a liquidity fee of 1% of the amount redeemed, unless the fund’s board of directors determines that imposing such a fee would not be in the best interests of the fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the fund.

Liquidity fees and redemption gates may be terminated at any time in the discretion of the fund’s board of directors. Liquidity fees and redemption gates will also terminate at the beginning of the next business day once the fund has invested 30% or more of its total assets in weekly liquid assets as of the end of a business day.

Weekly liquid assets generally include cash; direct obligations of the U.S. government; certain U.S. government agency discount notes with remaining maturities of 60 days or less; securities that will mature or are subject to a demand feature that is exercisable and payable within five business days; or amounts receivable and due unconditionally within five business days on pending sales of portfolio securities. For these purposes, weekly liquid assets will be calculated as of the end of each business day.

14	Prospectus –	First American Money Market Funds Class Z Shares

Shareholder Information

Additional Information on Purchasing and Redeeming Fund Shares

Calculating Net Asset Value

The fund generally calculates its NAV per share as of 3:30 p.m. Central time on each business day that the fund is open, except that the NAV for the fund is generally calculated at 1:00 p.m. Central time on days on which the bond markets close early (typically on the business day preceding a Federal holiday) (an “Early Close”). Purchase and redemption orders received after closing time, including an Early Close, will be processed the next business day.

The fund’s NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. The securities held by the fund is valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of any discount or premium until the instrument’s maturity, rather than looking at actual changes in the market value of the instrument. The fund’s net asset value is normally expected to be $1 per share.

Frequent Trading of Fund Shares

The fund is designed to offer investors a liquid cash option and it is anticipated that shareholders will purchase and redeem fund shares on a frequent basis. Frequent trading by shareholders may disrupt the management of the fund and increase fund expenses. However, given the short-term nature of the fund’s investments and its use of the amortized cost method for calculating the NAV of fund shares, the fund does not anticipate that in the normal case frequent or short-term trading into and out of the fund will have significant adverse consequences for the fund and its shareholders. Accordingly, the fund’s board of directors has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the fund’s shares.

Dividends and Distributions

The fund earns interest, dividends and other income from its investments, and distributes this income (less fund expenses) to you as dividends. Dividends from the fund’s net investment income are declared daily and paid monthly. The fund may take into account capital gains and losses (other than net long-term capital gains) in its daily dividend declarations. A fund may also make additional distributions for tax purposes if necessary.

If the fund receives your wire transfer payment for fund shares by the time the fund determines its NAV, you will begin to accrue dividends on that day. If you redeem shares, you will not receive a dividend on the day of your redemption request if your request is received by the time the fund determines its NAV.

Dividends will be reinvested in additional shares of the same fund, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form, by contacting your financial institution, or by calling Investor Services at 800 677-3863. Cash distributions will be paid on or about the first business day of each month. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, or if a distribution check remains uncashed for six months, the undelivered or uncashed distributions and all future distributions will be reinvested in fund shares at the current NAV.

Taxes

Some of the tax consequences of investing in the fund are discussed below. More information about taxes is provided in the SAI. However, because everyone’s tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

Dividends you receive from the fund are generally taxable as ordinary income, whether you reinvest them or take them in cash. Dividends from the fund will not be eligible for the reduced rate of tax that applies to “qualified dividend income.”

15	Prospectus –	First American Money Market Funds Class Z Shares

Shareholder Information

Additional Payments to Institutions

The advisor and/or the distributor may pay additional compensation to investment professionals, participating institutions and “one-stop” mutual fund networks (each an “institution” and, collectively, “institutions”) out of their own resources in connection with the sale or retention of fund shares and/or in exchange for sales and/or administrative services performed on behalf of the institution’s customers. The amounts of these payments may be significant, and may create an incentive for the institution or its employees or associated persons to recommend or sell shares of the fund to you. These payments are not reflected in the fees and expenses listed in the “Fund Summary” section of the prospectus because they are not paid by the fund.

These payments are negotiated and may be based on such factors as the number or value of First American money market fund shares that the institution sells or may sell; the value of the assets invested in the First American money market funds by the institution’s customers; reimbursement of ticket or operational charges (fees that an institution charges its representatives for effecting transactions in fund shares); lump sum payment for services provided; the type and nature of services or support furnished by the institution; and/or other measures as determined from time to time by the advisor and/or distributor.

The advisor and/or distributor may make other payments or allow other promotional incentives to institutions to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations. Certain institutions may also receive payments in recognition of sub-accounting or other services they provide to shareholders or plan participants who invest in the fund through their employee benefit or retirement plan.

You can ask your institution for information about any payments it receives from the advisor and/or the distributor and from the fund, and any services your institution provides, as well as about fees and/or commissions your institution charges. You can also find more details about payments made by the advisor and/or the distributor in the fund’s SAI.

Staying Informed

Shareholder Reports

Shareholder reports are mailed twice a year, in October and April. They include financial statements and performance information, and, on an annual basis, the report of independent registered public accounting firm.

In an attempt to reduce shareholder costs and help eliminate duplication, the fund will try to limit its mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-3863.

Statements and Confirmations

Statements summarizing activity in your account are mailed quarterly. Confirmations generally are mailed following each purchase or sale of fund shares. Generally, the fund does not send statements to individuals who have their shares held in an omnibus account.

16	Prospectus –	First American Money Market Funds Class Z Shares

Financial Highlights

As of the date of this prospectus, the fund had not yet commenced operations and had no financial highlights to report.

17	Prospectus –	First American Money Market Funds Class Z Shares

First American Funds’ Privacy Policy

We want to provide an explanation to Consumers of what nonpublic personal information is and how it’s collected and used.

A “Consumer” is considered an individual investor who invests or has invested in our products for personal, family or household purposes.

“Nonpublic personal information” is nonpublic information that we obtain while providing financial products or services to you.

How we collect your information

We obtain nonpublic information about you during the account opening process from the applications and other forms you are asked to complete and from the transactions you make with us. We may also receive nonpublic information about you from companies affiliated with us or from other companies that provide services to you.

The types of information we collect

We may collect the following nonpublic personal information about you:

•  Information about your identity, such as your name, address, and social security number.

•  Information about your transactions with us.

•  Information you provide on applications, such as your beneficiaries and banking information, if provided to us.

Why we collect your information

We gather nonpublic personal information about you and your accounts so that we can:

•  Know who you are and prevent unauthorized access to your information.

•  Comply with the laws and regulations that govern us.

What information we disclose

We may share some or all of the nonpublic personal information that we collect about you with our affiliated providers of financial services, including our family of funds and their advisor, and with companies that perform shareholder services on our behalf. We do not use nonpublic information received from our affiliates for marketing purposes.

We’re permitted by law to disclose nonpublic personal information about you to other third parties in certain circumstances. For example, we may disclose nonpublic personal information about you to affiliated and nonaffiliated third parties to assist us in servicing your account (e.g., mailing of fund-related materials) and to government entities (e.g., IRS for tax purposes).

We’ll continue to adhere to the privacy policies and practices described here even after your account is closed or becomes inactive.

Confidentiality and security

To protect nonpublic personal information about you, we restrict access to such information to only those employees and authorized agents who need to use the information. We maintain physical, electronic, and procedural safeguards to maintain the confidentiality and security of nonpublic information about you. In addition, we require our service providers to restrict access to nonpublic personal information about you to those employees who need that information in order to provide products or services to you. We also require them to maintain physical, electronic, and procedural safeguards that comply with applicable federal standards and regulations to guard your information.

Additional rights and protections

You may have other privacy protections under applicable state laws. To the extent that these state laws apply, we will comply with them when we share information about you. This privacy policy does not apply to your relationship with other financial service providers, such as broker-dealers. We may amend this privacy notice at any time, and we will inform you of changes as required by law.

Our pledge applies to products and services offered by the First American Family of Funds

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

 THIS PAGE IS NOT PART OF THE PROSPECTUS

First American Funds

P.O. Box 1330

Minneapolis, MN 55440-1330

The Statement of Additional Information (SAI) provides more details about the fund and its policies and is incorporated into this prospectus by reference (which means that it is legally part of this prospectus).

Additional information about the fund’s investments will be available in the fund’s annual and semi-annual reports to shareholders. Prior to the date of this prospectus, the fund had not commenced operations.

You can obtain a free copy of the fund’s annual or semi-annual reports or the SAI, request other information about the fund, or make other shareholder inquiries by calling Investor Services at 800 677-3863 or by contacting the fund at the address above. Annual or semi-annual reports and the SAI will also be available on the fund’s Internet site at www.firstamericanfunds.com.

Information about the fund (including the SAI) can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 1-202-551-8090. Reports and other information about the fund are also available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, or you can obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

SEC file number: 811-03313	PROMMZ 07/16

The information in this prospectus is not complete and may be changed. No person may sell these securities under this prospectus until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Preliminary Prospectus

Subject to Completion

Table of

Please find First American Funds’ Privacy Policy inside the back cover of this Prospectus.

This prospectus and the related Statement of Additional Information (SAI) do not constitute an offer to sell or a solicitation of an offer to buy shares in the funds, nor shall any such shares be offered or sold to any person in any jurisdiction in which an offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

The funds may be offered only to persons in the United States. This prospectus should not be considered a solicitation or offering of fund shares outside the United States.

Fund Summary

Retail Prime Obligations Fund

Investment Objective

Retail Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)	Class V
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses:
Shareholder Servicing Fee	0.10%
Miscellaneous[1]	0.19%
Total Annual Fund Operating Expenses	0.39%
Less Fee Waivers[2]	(0.09)%
Net Expenses[2]	0.30%

[1]	Miscellaneous expenses are based on estimated amounts for the fund's first fiscal year of operations.
[2]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through July 18, 2017, so that total annual fund operating expenses, after waivers, do not exceed 0.30%. These fee waivers and expense reimbursements may be terminated at any time after July 18, 2017 at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated . The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class V
1 year	$ 31
3 years	$116

1	Prospectus –	First American Money Market Funds Class V Shares

Fund Summary

Retail Prime Obligations Fund continued

Principal Investment Strategies

Retail Prime Obligations Fund invests in high-quality short-term debt obligations, including:

•	commercial paper;
•	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);
•	non-convertible corporate debt securities;
•	securities issued by the U.S. government or one of its agencies or instrumentalities;
•	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations;
•	loan participation interests; and
•	repurchase agreements.

The fund may invest more than 25% of its total assets in obligations of U.S. banks.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security, unless they have determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, have obtained the approval of the fund’s board of directors to continue to hold the security.

Principal Risks

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The advisor or its affiliates have no legal obligation to provide financial support to the fund, and you should not expect that the advisor will provide financial support to the fund at any time.

Principal risks of investing in this fund include:

Banking Industry Risk — An adverse development in the banking industry (domestic or foreign) may affect the value of the fund’s investments more than if the fund was not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

2	Prospectus –	First American Money Market Funds Class V Shares

Fund Summary

Retail Prime Obligations Fund continued

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk — In July 2014, the Securities and Exchange Commission (SEC) adopted reforms to money market fund regulation. As the reforms are implemented through October 2016, they could affect the fund’s operations and return potential. The reforms will, among other things, permit the fund to impose a liquidity fee or redemption gate under certain circumstances effective October 14, 2016. In addition, changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price.

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option.

3	Prospectus –	First American Money Market Funds Class V Shares

Fund Summary

Retail Prime Obligations Fund continued

Fund Performance

Because the fund had not yet commenced operations as of the date of this prospectus, there is no performance information to present for the fund.

Investment Advisor

U.S. Bancorp Asset Management, Inc.

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page 5 of the prospectus.

4	Prospectus –	First American Money Market Funds Class V Shares

Additional Summary Information

Purchase and Sale of Fund Shares

Investments in the fund are limited to accounts beneficially owned by natural persons. You may purchase or redeem shares of the fund on any business day by calling your financial institution. The fund reserves the right to reject any purchase order or to stop offering shares for sale at any time.

Tax Information

Dividends you receive from the fund are generally taxable as ordinary income. Dividends attributable to income from U.S. government securities may be exempt from state personal income taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

5	Prospectus –	First American Money Market Funds Class V Shares

More about the Fund

Investment Objectives

The investment objective of the fund is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity. The fund’s investment objective may be changed without shareholder approval. Please remember, there is no guarantee that the fund will achieve its objective.

Principal Investment Strategies

The fund’s principal investment strategies are discussed below. These are the strategies that the fund’s investment advisor believes are most likely to be important in trying to achieve the fund’s objectives. You should be aware that the fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the SAI. For a copy of the SAI, call Investor Services at 800 677-3863.

Principal Investment Strategies Applicable to the Fund

The fund complies with SEC regulations that apply to money market funds. These regulations require that the fund’s investments mature within 397 days from the date of purchase and that the fund maintain a weighted average maturity of 60 days or less and a weighted average life of 120 days or less. The fund may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the fund to consider some of these securities as having maturities shorter than their stated maturity dates. All of the fund’s investments must be in U.S. dollar-denominated high quality securities which have been determined by the fund’s advisor to present minimal credit risk and are rated in one of the two highest rating categories by one or more nationally recognized statistical rating organizations (NRSROs) or are deemed by the advisor to be of comparable quality to securities having such ratings. In addition, no more than 3% of the fund’s total assets may be invested in securities rated in the second highest rating category by an NRSRO or deemed to be of comparable quality by the fund’s advisor at the time of purchase (“second-tier securities”). With limited exceptions, the fund may not invest more than 5% of its total assets in securities issued by the same issuer. The fund is further limited to investing no more than ½ of 1% in second-tier securities of any issuer. The fund must comply with weekly liquidity standards that require a fund to hold at least 30% of its total assets in cash, direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less, or securities convertible into cash within five business days. The fund must also comply with daily liquidity standards that require a fund to hold at least 10% of its total assets in cash, direct obligations of the U.S. Government, or securities convertible into cash within one business day. The fund is limited to investing no more than 5% of its total assets in illiquid securities.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

For liquidity and to respond to unusual market conditions, the fund may hold all or a significant portion of its total assets in cash for temporary defensive purposes. This may result in a lower yield and prevent the fund from meeting its investment objective.

6	Prospectus –	First American Money Market Funds Class V Shares

More about the Fund

Principal Investment Strategies continued

The fund pursues its objective by investing in high-quality short-term debt obligations, including:

•	commercial paper;
•	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);
•	non-convertible corporate debt securities;
•	securities issued by the U.S. government or one of its agencies or instrumentalities;
•	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations;
•	loan participation interests; and
•	repurchase agreements.

The fund may invest more than 25% of its total assets in obligations of U.S. banks.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security, unless they have determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, have obtained the approval of the fund’s board of directors to continue to hold the security.

U.S. government securities issued by the Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLB) are neither issued nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the United States. These entities, however, were chartered or supported by Acts of Congress and are supported by federal subsidies, loans or other benefits. The Government National Mortgage Association (Ginnie Mae) is a wholly-owned U.S. corporation that is authorized to guarantee timely payment and interest of its securities. U.S. government securities issued by Ginnie Mae are guaranteed by the full faith and credit of the United States. Other U.S. government securities do not have an explicit guarantee but support is implied due to the government sponsorship of their mandated activities, including securities issued by the Tennessee Valley Authority and Federal Farm Credit Banks.

Other Investment Strategies

Other Money Market Funds

The fund may invest in other money market funds that invest in the same types of securities as the fund, as a non-principal investment strategy, including each of the other money market funds advised by the fund’s investment advisor. To avoid duplicative investment advisory fees, when the fund invests in another money market fund advised by the fund’s investment advisor, the investment advisor reimburses the fund an amount equal to the fund’s proportionate share of the investment advisory fee paid by the other money market fund to the investment advisor. If the fund invests in money market funds advised by another investment advisor, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.

7	Prospectus –	First American Money Market Funds Class V Shares

More about the Fund

Other Investment Strategies continued

Securities Lending

To generate additional income, and as a non-principal investment strategy, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions deemed by the fund’s advisor to present minimal credit risk. When a fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to at least 102% of the value of the loaned securities, which is invested consistent with the fund’s investment strategies. If the borrower fails to return the loaned securities, the fund could suffer a loss if the value of the invested collateral is insufficient to purchase replacement securities.

Principal Investment Risks

The principal risks of investing in the fund are identified and further discussed below.

•	Banking Industry Risk	•	Liquidity Risk
•	Credit Risk	•	Municipal Security Risk
•	Cybersecurity Risk	•	Redemption Risk
•	Foreign Security Risk	•	Regulatory Risk
•	Income Risk	•	Repurchase Agreement Risk
•	Interest Rate Risk	•	Variable Rate Demand Note (VRDN) Risk

Description of Principal Investment Risks

Banking Industry Risk. An adverse development in the banking industry (domestic or foreign) may affect the value of the fund’s investments more than if the fund was not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. For example, deteriorating economic and business conditions can disproportionately impact companies in the banking industry due to increased defaults on payments by borrowers. Moreover, political and regulatory changes can affect the operations and financial results of companies in the banking industry, potentially imposing additional costs and expenses or restricting the types of business activities of these companies.

Credit Risk. The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk. With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, a fund may be subject to operational and informational security risks resulting from breaches in cybersecurity (“cyber-attacks”). A cyber-attack refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption, or lose operational capacity. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks, or devices that are used to service the fund’s operations through “hacking” or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption.

8	Prospectus –	First American Money Market Funds Class V Shares

More about the Fund

Description of Principal Investment Risks continued

Cybersecurity failures or breaches by the fund’s affiliates or service providers, may cause disruptions and impact the business operations, potentially resulting in financial losses to both a fund and its shareholders, the inability of fund shareholders to transact business, inability to calculate a fund’s net asset value, impediments to trading, violations of applicable privacy and other laws (including the release of private shareholder information), regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the advisor has risk management systems designed to prevent or reduce the impact of such cyber-attacks, there are inherent limitations in such controls, systems and protocols, including the possibility that certain risks have not been identified, as well as the rapid development of new threats. These cybersecurity risks are also present for issuers of securities in which a fund invests, which could result in material adverse consequences for such issuers, and may cause a fund’s investment in such securities to lose value and may result in financial loss for fund shareholders.

Foreign Security Risk. The foreign securities in which the fund may invest, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. Political or social instability or diplomatic developments could adversely affect the securities. There is also the risk of possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by the fund. In addition, there may be less public information available about foreign corporations and foreign banks and their branches.

Income Risk. The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk. The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk. The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security or because a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Municipal Security Risk. The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk. If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

9	Prospectus –	First American Money Market Funds Class V Shares

More about the Fund

Description of Principal Investment Risks continued

Regulatory Risk. In July 2014, the SEC adopted reforms to money market fund regulation. The compliance periods for these reforms range between July 2015 and October 2016. When the reforms are implemented, they could affect the fund’s operations and return potential. The reforms will, among other things, beginning October 14, 2016, permit (and, under certain circumstances, require) money market funds, including the fund, to impose a “liquidity fee” (up to 2% of redemption proceeds) or “redemption gate” that temporarily restricts redemptions from a money market fund, if a fund’s weekly liquidity level falls below the required regulatory threshold. In addition, changes to monetary policy by the Federal Reserve or other regulatory actions could expose fixed income and related markets to heightened volatility, interest rate sensitivity and reduced liquidity, which may impact the fund’s operations, universe of potential investment options, and return potential.

Repurchase Agreement Risk. For the fund, if the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price. Securities purchased by the fund under a repurchase agreement may include securities that the fund is not otherwise permitted to purchase directly, such as long-term government bonds, investment and non-investment grade corporate bonds, asset- and mortgage-backed securities, collateralized mortgage obligations, agency real estate mortgage investment conduits, and equity securities. The value of these securities may be more volatile or less liquid than the securities the fund is permitted to purchase directly, which increases the risk that the fund will be unable to recover fully in the event of the seller’s default.

Variable Rate Demand Note (VRDN) Risk. Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option. While the fund invests only in VRDNs of high quality issuers, or which are supported by high quality financial institutions, it is still possible that an issuer or financial institution could default on its obligations.

Disclosure of Portfolio Holdings

A description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the funds’ SAI.

10	Prospectus –	First American Money Market Funds Class V Shares

Fund Management

Investment Advisor

U.S. Bancorp Asset Management, Inc.
800 Nicollet Mall
Minneapolis, MN 55402

U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of December 31, 2015, U.S. Bancorp Asset Management had more than $56 billion in assets under management, including investment company assets of more than $44 billion. As investment advisor, U.S. Bancorp Asset Management manages the fund’s business and investment activities, subject to the authority of the fund’s board of directors.

The fund pays the investment advisor a monthly management fee equal to an annual rate of 0.10% of average daily net assets for providing investment advisory services to the fund.

U.S. Bancorp Asset Management may voluntarily waive or reimburse certain fees and expenses in order to maintain a zero or positive yield for each share class of the fund. These waivers and reimbursements may be terminated at any time by U.S. Bancorp Asset Management.

A discussion regarding the basis for the board’s approval of the fund’s investment advisory agreement will appear in the fund’s annual report to shareholders for the fiscal year ending August 31, 2016.

Additional Compensation

U.S. Bancorp Asset Management, U.S. Bank National Association (U.S. Bank) and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American funds. As described above, U.S. Bancorp Asset Management receives compensation for acting as the fund’s investment advisor. U.S. Bancorp Asset Management, U.S. Bank and their affiliates also receive compensation from the fund as set forth below.

Administration Services.  U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services, LLC (Fund Services), act as the fund’s administrator and sub-administrator, respectively, providing administration services that include general administrative and accounting services, blue sky services and shareholder services. For such services, the fund pays U.S. Bancorp Asset Management the fund’s pro rata portion of up to 0.15%, on an annual basis, of the aggregate average daily net assets attributable to Class V shares of all First American money market funds. U.S. Bancorp Asset Management pays Fund Services a portion of its fee, as agreed to from time to time. In addition to these fees, the fund may reimburse U.S. Bancorp Asset Management for any out-of-pocket expenses incurred in providing administration services.

11	Prospectus –	First American Money Market Funds Class V Shares

Fund Management

Investment Advisor continued

Custody Services.  U.S. Bank provides custody services to the fund. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.005% of the fund’s average daily net assets.

Securities Lending Services.  In connection with lending their portfolio securities, the funds pay fees to U.S. Bank of 20% of the fund’s net income from securities lending transactions and U.S. Bank pays half of such fees to U.S. Bancorp Asset Management for certain securities lending services provided by U.S. Bancorp Asset Management.

Shareholder Servicing Fees.  The fund pays U.S. Bancorp Asset Management a shareholder servicing fee at an annual rate of 0.10% of its average daily net assets attributable to Class V shares for providing or arranging for the provision of shareholder services to the holders of its Class V shares.

Transfer Agency Services.  Fund Services provides transfer agency and dividend disbursing services, as well as certain shareholder services, to the fund. Fund Services receives fees for transfer agency and dividend disbursing services on a per shareholder account basis, subject to a minimum fee per share class. In addition, the fund may reimburse Fund Services for any out-of-pocket expenses incurred in providing transfer agency services.

Other Compensation.  To the extent that fund shares are held through U.S. Bank or its broker-dealer affiliate, U.S. Bancorp Investments, Inc., those entities may receive distribution and/or shareholder servicing fees from the fund’s distributor as well as other payments from the fund’s distributor and/or advisor as described below under “Shareholder Information — Additional Payments to Institutions.”

Portfolio Managers

The fund is managed by a team of persons who are employed by U.S. Bancorp Asset Management.

12	Prospectus –	First American Money Market Funds Class V Shares

Shareholder Information

Pricing of Fund Shares

You may purchase or redeem shares of the fund on any business day that the Federal Reserve Bank of New York (Federal Reserve) is open, except as noted below. In addition to weekends, the Federal Reserve is closed on the following Federal holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day, and Christmas Day. The fund may close when the Federal Reserve is open and the NYSE is closed, such as Good Friday. On any business day when the Securities Industry Financial Markets Association recommends that the bond markets close trading early, the fund may also close trading early.

Your purchase or redemption price will be based on that day’s NAV per share if your order is received by the fund in proper form prior to the time the fund calculates its NAV. See “Additional Information on Purchasing and Redeeming Fund Shares — Calculating Net Asset Value” below. Contact your investment professional or financial institution to determine the time by which it must receive your order to be assured same day processing. To make sure your order is in proper form, you must follow the instructions set forth below under “Purchasing and Redeeming Fund Shares.”

Some financial institutions may charge a transaction-based fee for helping you purchase or redeem shares or an asset-based fee. Contact your financial institution for more information.

Share Classes

The fund issues its shares in multiple classes. This prospectus offers Class V shares.

Class V shares are only available to certain accounts for which a financial intermediary acts in a fiduciary, agency, custodial, or other service capacity. Class V are offered at net asset value, with no front-end or contingent deferred sales charge, but with an annual shareholder servicing fee of 0.10%.

Shareholder Servicing Plan

The fund also has adopted a non-Rule 12b-1 shareholder servicing plan and agreement with respect to its Class V shares. Under this plan and agreement, the fund pays U.S. Bancorp Asset Management a shareholder servicing fee at an annual rate of 0.10% of average daily Class V share net assets for providing or arranging for the provision of shareholder services to the holders of Class V shares. No distribution-related services are provided under this plan and agreement.

Determining Your Share Price

Because the current prospectus and SAI are available on First American Funds’ website free of charge, we do not disclose the following information separately on the website.

Your purchase or redemption price for Class V shares is the fund’s next determined net asset value after the fund, or its designated agent, receives your order in proper form. To understand how the fund calculates its net asset value, see “Additional Information on Purchasing and Redeeming Fund Shares – Calculating Net Asset Value” below.

Purchasing and Redeeming Fund Shares

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. As a result, when you open an account, we will ask for your name, permanent street address, date of birth, and social security or taxpayer identification number. Addresses containing a P.O. Box only will not be accepted. We may also ask for other identifying documents or information.

13	Prospectus –	First American Money Market Funds Class V Shares

Shareholder Information

Purchasing and Redeeming Fund Shares continued

Investments in the fund are intended to be limited to accounts beneficially owned by natural persons. Natural persons are permitted to invest in the fund through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, including, for example:

•	Participant-directed defined contribution plans;
•	Individual retirement accounts;
•	Simplified employee pension arrangements;
•	SIMPLE retirement accounts;
•	Custodial accounts;
•	Deferred compensation plans for government or tax-exempt organization employees;
•	Archer medical savings accounts;
•	College savings plans;
•	Health savings account plans;
•	Ordinary trusts and estates of natural persons; or
•	Certain other retirement and investment accounts having an institutional decision maker (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).

On or before October 14, 2016, the fund will adopt policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. The fund reserves the right to repurchase shares in any accounts that are not beneficially owned by natural persons, after providing 60 days’ written notice.

You may purchase or redeem shares of the fund on any business day by calling your financial institution.

When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial institution. You cannot purchase shares by wire on days when federally chartered banks are closed.

If a fund receives a redemption request by the time the fund calculates its NAV, as specified below, payment will be made the same day by transfer of federal funds if the Fedwire transfer system is available for use that day. Otherwise, payment will be made on the next business day.

Suspension or Postponement of Redemptions.   The fund reserves the right to suspend the right of shareholder redemption, or postpone the date of payment:

•	if emergency conditions should exist, as specified in the Investment Company Act of 1940 (the “Investment Company Act”), or as determined by the Securities and Exchange Commission (SEC), as a result of which disposal of portfolio securities or determination of the net asset value (NAV) of the fund is not reasonably practicable;

•	for any period during which trading on the New York Stock Exchange (NYSE) is restricted as determined by the SEC or the NYSE is closed (other than customary weekend and holiday closings);

•	for any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists; or

•	for such other periods as the SEC may by order permit for the protection of shareholders of the fund.

In addition, in the unlikely event that the fund’s board of directors were to determine pursuant to SEC regulations that the extent of the deviation between the fund’s amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the board will cause the fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results, including suspending redemption of shares and liquidating the fund under Rule 22e-3 of the Investment Company Act.

14	Prospectus –	First American Money Market Funds Class V Shares

Shareholder Information

Purchasing and Redeeming Fund Shares continued

Purchases In-Kind.  Generally, all purchases will be in cash. However, the fund reserves the right to permit you to purchase shares through the exchange of other securities that you own if consistent with the fund’s investment objective, policies, and operations. The market value of any securities exchanged, plus any cash, must be at least $25 million. Please contact your financial institution.

Redemptions In-Kind.  Generally, all redemptions will be for cash. However, the fund reserves the right to pay all or part of your redemption proceeds in readily marketable securities instead of cash. If payment by the fund is made in securities, the fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the fund and its remaining shareholders. If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon disposition of those securities. In addition, if you receive redemption proceeds in-kind, you will be subject to market gains or losses upon the disposition of those securities.

Potential Restrictions on Fund Redemptions – Fees and Gates.  Beginning October 14, 2016, the fund’s board of directors will be permitted to impose a liquidity fee on redemptions (up to 2% of redemption proceeds) or temporarily restrict redemptions from the fund up to 10 business days during a 90-day period (a “redemption gate”), in the event that the fund’s weekly liquid assets fall below the following thresholds:

•	30% weekly liquid assets – If the fund’s weekly liquid assets fall below 30% of the fund’s total assets, and the fund’s board of directors determines it is in the best interest of the Fund, the board of directors may impose a liquidity fee of no more than 2% of the amount redeemed and/or a redemption gate that temporarily suspends the right of redemption.
•	10% weekly liquid assets – If the fund’s weekly liquid assets fall below 10% of the fund’s total assets, the fund will impose, at the beginning of the next business day, a liquidity fee of 1% of the amount redeemed, unless the fund’s board of directors determines that imposing such a fee would not be in the best interests of the fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the fund.

Liquidity fees and redemption gates may be terminated at any time in the discretion of the fund’s board of directors. Liquidity fees and redemption gates will also terminate at the beginning of the next business day once the fund has invested 30% or more of its total assets in weekly liquid assets as of the end of a business day.

Weekly liquid assets generally include cash; direct obligations of the U.S. government; certain U.S. government agency discount notes with remaining maturities of 60 days or less; securities that will mature or are subject to a demand feature that is exercisable and payable within five business days; or amounts receivable and due unconditionally within five business days on pending sales of portfolio securities. For these purposes, weekly liquid assets will be calculated as of the end of each business day.

15	Prospectus –	First American Money Market Funds Class V Shares

Shareholder Information

Additional Information on Purchasing and Redeeming Fund Shares

Calculating Net Asset Value

The fund generally calculates its NAV per share as of 3:30 p.m. Central time on each business day that the fund is open, except that the NAV for the fund is generally calculated at 1:00 p.m. Central time on days on which the bond markets close early (typically on the business day preceding a Federal holiday) (an “Early Close”). Purchase and redemption orders received after closing time, including an Early Close, will be processed the next business day.

The fund’s NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. The securities held by the fund is valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of any discount or premium until the instrument’s maturity, rather than looking at actual changes in the market value of the instrument. The fund’s net asset value is normally expected to be $1 per share.

Frequent Trading of Fund Shares

The fund is designed to offer investors a liquid cash option and it is anticipated that shareholders will purchase and redeem fund shares on a frequent basis. Frequent trading by shareholders may disrupt the management of the fund and increase fund expenses. However, given the short-term nature of the fund’s investments and its use of the amortized cost method for calculating the NAV of fund shares, the fund does not anticipate that in the normal case frequent or short-term trading into and out of the fund will have significant adverse consequences for the fund and its shareholders. Accordingly, the fund’s board of directors has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the fund’s shares.

Dividends and Distributions

The fund earns interest, dividends and other income from its investments, and distributes this income (less fund expenses) to you as dividends. Dividends from the fund’s net investment income are declared daily and paid monthly. The fund may take into account capital gains and losses (other than net long-term capital gains) in its daily dividend declarations. A fund may also make additional distributions for tax purposes if necessary.

If the fund receives your wire transfer payment for fund shares by the time the fund determines its NAV, you will begin to accrue dividends on that day. If you redeem shares, you will not receive a dividend on the day of your redemption request if your request is received by the time the fund determines its NAV.

Dividends will be reinvested in additional shares of the same fund, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form, by contacting your financial institution, or by calling Investor Services at 800 677-3863. Cash distributions will be paid on or about the first business day of each month. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, or if a distribution check remains uncashed for six months, the undelivered or uncashed distributions and all future distributions will be reinvested in fund shares at the current NAV.

16	Prospectus –	First American Money Market Funds Class V Shares

Shareholder Information

Taxes

Some of the tax consequences of investing in the fund are discussed below. More information about taxes is provided in the SAI. However, because everyone’s tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

Dividends you receive from the fund are generally taxable as ordinary income, whether you reinvest them or take them in cash. Dividends from the fund will not be eligible for the reduced rate of tax that applies to “qualified dividend income.”

Additional Payments to Institutions

The advisor and/or the distributor may pay additional compensation to participating institutions (each an “institution” and, collectively, “institutions”) out of their own resources in connection with the sale or retention of fund shares and/or in exchange for sales and/or administrative services performed on behalf of the institution’s customers. The amounts of these payments may be significant, and may create an incentive for the institution or its employees or associated persons to recommend or sell shares of the fund to you. These payments are not reflected in the fees and expenses listed in the “Fund Summary” section of the prospectus because they are not paid by the fund.

These payments are negotiated and may be based on such factors as the number or value of First American money market fund shares that the institution sells or may sell; the value of the assets invested in the First American money market funds by the institution’s customers; lump sum payment for services provided; the type and nature of services or support furnished by the institution; and/or other measures as determined from time to time by the advisor and/or distributor.

The advisor and/or distributor may make other payments or allow other promotional incentives to institutions to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations.

You can ask your institution for information about any payments it receives from the advisor and/or the distributor and from the fund, and any services your institution provides, as well as about fees and/or commissions your institution charges. You can also find more details about payments made by the advisor and/or the distributor in the fund’s SAI.

17	Prospectus –	First American Money Market Funds Class V Shares

Shareholder Information

Staying Informed

Shareholder Reports

Shareholder reports are mailed twice a year, in October and April. They include financial statements and performance information, and, on an annual basis, the report of independent registered public accounting firm.

In an attempt to reduce shareholder costs and help eliminate duplication, the fund will try to limit its mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-3863.

Statements and Confirmations

Statements summarizing activity in your account are mailed quarterly. Confirmations generally are mailed following each purchase or sale of fund shares. Generally, the fund does not send statements to individuals who have their shares held in an omnibus account.

18	Prospectus –	First American Money Market Funds Class V Shares

Financial Highlights

As of the date of this prospectus, the fund had not yet commenced operations and had no financial highlights to report.

19	Prospectus –	First American Money Market Funds Class V Shares

First American Funds’ Privacy Policy

We want to provide an explanation to Consumers of what nonpublic personal information is and how it’s collected and used.

A “Consumer” is considered an individual investor who invests or has invested in our products for personal, family or household purposes.

“Nonpublic personal information” is nonpublic information that we obtain while providing financial products or services to you.

How we collect your information

We obtain nonpublic information about you during the account opening process from the applications and other forms you are asked to complete and from the transactions you make with us. We may also receive nonpublic information about you from companies affiliated with us or from other companies that provide services to you.

The types of information we collect

We may collect the following nonpublic personal information about you:

•	Information about your identity, such as your name, address, and social security number.
•	Information about your transactions with us.
•	Information you provide on applications, such as your beneficiaries and banking information, if provided to us.

Why we collect your information

We gather nonpublic personal information about you and your accounts so that we can:

•	Know who you are and prevent unauthorized access to your information.
•	Comply with the laws and regulations that govern us.

What information we disclose

We may share some or all of the nonpublic personal information that we collect about you with our affiliated providers of financial services, including our family of funds and their advisor, and with companies that perform shareholder services on our behalf. We do not use nonpublic information received from our affiliates for marketing purposes.

We’re permitted by law to disclose nonpublic personal information about you to other third parties in certain circumstances. For example, we may disclose nonpublic personal information about you to affiliated and nonaffiliated third parties to assist us in servicing your account (e.g., mailing of fund-related materials) and to government entities (e.g., IRS for tax purposes).

We’ll continue to adhere to the privacy policies and practices described here even after your account is closed or becomes inactive.

Confidentiality and security

To protect nonpublic personal information about you, we restrict access to such information to only those employees and authorized agents who need to use the information. We maintain physical, electronic, and procedural safeguards to maintain the confidentiality and security of nonpublic information about you. In addition, we require our service providers to restrict access to nonpublic personal information about you to those employees who need that information in order to provide products or services to you. We also require them to maintain physical, electronic, and procedural safeguards that comply with applicable federal standards and regulations to guard your information.

Additional rights and protections

You may have other privacy protections under applicable state laws. To the extent that these state laws apply, we will comply with them when we share information about you. This privacy policy does not apply to your relationship with other financial service providers, such as broker-dealers. We may amend this privacy notice at any time, and we will inform you of changes as required by law.

Our pledge applies to products and services offered by the First American Family of Funds

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

THIS PAGE IS NOT PART OF THE PROSPECTUS

First American Funds

P.O. Box 1330

Minneapolis, MN 55440-1330

The Statement of Additional Information (SAI) provides more details about the fund and its policies and is incorporated into this prospectus by reference (which means that it is legally part of this prospectus).

Additional information about the fund’s investments will be available in the fund’s annual and semi-annual reports to shareholders. Prior to the date of this prospectus, the fund had not commenced operations.

You can obtain a free copy of the fund’s annual or semi-annual reports or the SAI, request other information about the fund, or make other shareholder inquiries by calling Investor Services at 800 677-3863 or by contacting the fund at the address above. Annual or semi-annual reports and the SAI will also be available on the fund’s Internet site at www.firstamericanfunds.com.

Information about the fund (including the SAI) can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 1-202-551-8090. Reports and other information about the fund are also available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, or you can obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

SEC file number: 811-03313	PROMMV 07/16

The information in this Statement of Additional Information is not complete and may be changed. No person may sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Preliminary Statement of Additional Information

Subject to Completion

FIRST AMERICAN FUNDS, INC.

Statement of Additional Information

[        ], 2016

Money Market Funds

Share Classes/Ticker Symbols
Fund	Class A	Class D	Class T	Class V	Class Y	Class Z
Retail Prime Obligations Fund	FAPXX	FRDXX	FEIXX	FPUXX	FYRXX	FZRXX

This Statement of Additional Information (“SAI”) relates to Retail Prime Obligations Fund (the “Fund”), a series of First American Funds, Inc. (“FAF”). This SAI is not a prospectus, but should be read in conjunction with the Fund’s current Prospectuses dated [            ], 2016. As of the date of this SAI, the fund had not yet commenced operations and had no financial highlights to report. This SAI is incorporated into the Fund’s Prospectuses by reference. To obtain copies of Prospectuses or the Fund’s Annual Report at no charge, write the Fund’s distributor, Quasar Distributors, LLC (the “Distributor”), 615 East Michigan Street, Milwaukee, WI 53202, call Investor Services at 800 677-3863, or visit the Fund’s website at www.firstamericanfunds.com. Please retain this SAI for future reference.

 i

 ii

General Information

FAF was incorporated in the State of Minnesota under the name “First American Money Fund, Inc.” on October 29, 1981. FAF’s board of directors (the “Board”) and shareholders, at meetings held December 6, 1989 and January 18, 1990, respectively, approved amendments to the Articles of Incorporation providing that the name “First American Money Fund, Inc.” be changed to “First American Funds, Inc.”

As set forth in the Prospectuses, FAF is organized as a series fund, and currently issues its shares in six series (collectively, the “Funds”). Each series of shares represents a separate investment portfolio with its own investment objective and policies (in essence, a separate mutual fund). The series of FAF to which this SAI relates is named on the cover.

Shareholders may purchase shares of the Fund through separate classes. The Fund offers its shares in six classes: Class A, Class D, Class T, Class V, Class Y, and Class Z. The different classes provide for variations in distribution costs, voting rights and dividends. To the extent permitted under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund may also provide for variations in other costs among the classes. Except for differences among the classes pertaining to such costs, each share of the Fund represents an equal proportionate interest in the Fund. The Fund is an open-end diversified management investment company.

FAF has prepared and will provide a separate Prospectus relating to the Class A shares, the Class D shares, the Class T shares, the Class V shares, the Class Y shares, and the Class Z shares of the Fund. These Prospectuses can be obtained at no charge by writing Quasar Distributors, LLC at 615 East Michigan Street, Milwaukee, WI 53202, by calling First American Funds Investor Services at 800 677-3863, or by visiting the Fund’s website at www.firstamericanfunds.com.

The Bylaws of FAF provide that meetings of shareholders be held only with such frequency as required under Minnesota law and the 1940 Act. Minnesota corporation law requires only that the Board convene shareholders’ meetings when it deems appropriate. In addition, Minnesota law provides that if a regular meeting of shareholders has not been held during the immediately preceding 15 months, a shareholder or shareholders holding 3% or more of the voting shares of FAF may demand a regular meeting of shareholders by written notice given to the President or Treasurer of FAF. Within 30 days after receipt of the demand, the Board shall cause a regular meeting of shareholders to be called, which meeting shall be held no later than 90 days after receipt of the demand, all at the expense of FAF. In addition, the 1940 Act requires a shareholder vote for, among other things, all amendments to fundamental investment policies and restrictions, for approval of all investment advisory contracts and amendments thereto, and for all amendments to Rule 12b-1 distribution plans.

This SAI may also refer to Mount Vernon Securities Lending Trust (the “Mount Vernon Trust”), an affiliated investment company, and to eight separate closed-end funds (the “Closed-End Funds”). The Closed-End Funds are no longer part of the First American fund complex; however, they were part of the complex during the historical periods covered in this SAI. The Funds and Mount Vernon Trust are collectively referred to hereafter as the “Fund Complex.”

Investment Restrictions

The Fund is classified under the 1940 Act as a diversified series of an open-end management investment company. This classification cannot be changed with respect to a Fund without approval by the holders of a majority of the outstanding shares of the Fund as defined in the 1940 Act, i.e., by the lesser of the vote of (a) 67% of the shares of the Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund. The 1940 Act currently restricts the Fund, with respect to 75% of its total assets, from investing more than 5% of the value of its total assets in the outstanding securities of any one issuer, or own more than 10% of the outstanding voting securities of any one issuer, in each case other than securities issued or guaranteed by the U.S. Government or any agency or instrumentality thereof, securities of other investment companies, and cash and cash items (including receivables).

In addition to the investment objective and policies set forth in the Prospectuses and under the caption “Additional Information Concerning Fund Investments” below, the Fund is subject to the investment restrictions set forth below. The investment restrictions set forth in paragraphs 1 through 8 below are fundamental and cannot be changed with respect to a Fund without approval by the holders of a majority of the outstanding shares of the Fund as defined in the 1940 Act.

Fundamental Investment Restrictions

The Fund will not:

1.	Concentrate its investments in a particular industry, except that there shall be no limitation on the purchase of obligations of domestic commercial banks, excluding for this purpose, foreign branches of domestic commercial banks. For purposes of this limitation, the U.S. Government and its political subdivisions are not considered members of any industry. Whether a Fund is concentrating in an industry shall be determined in accordance with the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

2.	Borrow money or issue senior securities, except as permitted under the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

3.	With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements fully collateralized by U.S. Government securities and other investment companies) if (a) such purchase would, at the time, cause more than 5% of the Fund’s total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

4.	Invest for the primary purpose of control or management.

5.	Purchase physical commodities or contracts relating to physical commodities.

6.	Purchase or sell real estate unless as a result of ownership of securities or other instruments, but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or interests therein or in securities of companies that deal in real estate or mortgages.

7.	Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed an underwriter under applicable laws.

8.	Make loans except as permitted under the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

For purposes of applying the limitation set forth in number 1 above, according to the current interpretation by the U.S. Securities and Exchange Commission (“SEC”), the Fund would be concentrated in an industry if 25% or more of its total assets, based on market value at the time of purchase, were invested in that industry.

For purposes of applying the limitation set forth in number 2 above, under the 1940 Act as currently in effect, the Fund is not permitted to issue senior securities, except that a Fund may borrow from any bank if immediately after such borrowing the value of such Fund’s total assets is at least 300% of the principal amount of all of the Fund’s borrowings (i.e., the principal amount of the borrowings may not exceed 33 1/3% of the Fund’s total assets). In the event that such asset coverage shall at any time fall below 300% the Fund shall, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%.

For purposes of applying the limitation set forth in number 8 above, there are no limitations with respect to unsecured loans made by a Fund to an unaffiliated party. However, when a Fund loans its portfolio securities, the obligation on the part of the Fund to return collateral upon termination of the loan could be deemed to involve the issuance of a senior security within the meaning of Section 18(f) of the 1940 Act. In order to avoid a violation of Section 18(f), a Fund may not make a loan of portfolio securities if, as a result, more than one-third of its total asset value (at market value computed at the time of making a loan) would be on loan. The Fund currently does not intend to make loans, unsecured or otherwise, except to the extent that investments in debt securities in accordance with Rule 2a-7 of the 1940 Act (“Rule 2a-7”) (as discussed below under “Additional Restrictions”) would be deemed to be loans.

Non-Fundamental Investment Restrictions

The following restrictions are non-fundamental and may be changed by the Board without a shareholder vote.

The Fund will not:

1.	Sell securities short.

2.	Borrow money in an amount exceeding 10% of a Fund’s total assets. The Fund will not borrow money for leverage purposes. For the purpose of this investment restriction, the purchase of securities on a when-issued or delayed delivery basis shall not be deemed the borrowing of money. A Fund will not make additional investments while its borrowings exceed 5% of total assets.

3.	Invest more than 5% of their total assets in illiquid securities.

Additional Restrictions

The Fund may not invest in obligations of any affiliate of U.S. Bancorp, including U.S. Bank National Association (“U.S. Bank”).

FAF has received an exemptive order (Investment Company Act Release No. 22589 dated March 28, 1997) from the SEC under which short-term investments and repurchase agreements may be entered into on a joint basis by the Fund and other funds advised by U.S. Bancorp Asset Management, Inc. (“USBAM” or the “Advisor”).

FAF has also received an exemptive order (Investment Company Act Release No. 25526 dated April 15, 2002) from the SEC which permits the Fund to participate in an interfund lending program pursuant to which the Fund and other funds advised by the Advisor may lend money directly to each other for emergency or temporary purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of all participating funds, including the following: (1) no Fund may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating funds under a loan agreement; and (2) no Fund may lend money through the program unless it receives a more favorable return than that available from an investment in repurchase agreements and, to the extent applicable, money market cash sweep arrangements. In addition, a Fund may participate in the program only if and to the extent that such participation is consistent with the Fund’s investment objectives and policies (for instance, money market funds would normally participate only as lenders because they rarely need to borrow cash to meet redemptions). The duration of any loans made under the interfund lending program will be limited to the time required to receive payment for the securities sold, but in no event more than 7 days. All loans will be callable by the lending Fund on one business day’s notice. A Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Fund could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Board of the participating Funds.

The Fund is subject to the investment restrictions of Rule 2a-7 in addition to other policies and restrictions discussed herein. Pursuant to Rule 2a-7, the Fund is required to invest exclusively in securities that mature within 397 days from the date of purchase and to maintain a weighted average maturity of not more than 60 days and a weighted average life of not more than 120 days. Under Rule 2a-7, securities that are subject to specified types of demand or put features may be deemed to mature at the next demand or put date although they have a longer stated maturity. Rule 2a-7 also requires that all investments by the Fund be limited to U.S. dollar-denominated investments that (a) present “minimal credit risk” and (b) are at the time of acquisition “Eligible Securities.” Eligible Securities include, among others, securities that are rated by two Nationally Recognized Statistical Rating Organizations (“NRSROs”) in one of the two highest categories for short-term debt obligations, such as A-1 or A-2 by Standard & Poor’s Rating Services, a division of The McGraw-Hill Companies, Inc. (“Standard & Poor’s”), or Prime-1 or Prime-2 by Moody’s Investors Service, Inc. (“Moody’s”). The Advisor, pursuant to delegation by the Board, is responsible for determining that the Fund’s investments present only “minimal credit risk” and are Eligible Securities. Such determinations are subject to the oversight of, and are made pursuant to written guidelines and procedures established by, the Board.

Rule 2a-7 requires, among other things, that the Fund may not invest, other than in U.S. “Government Securities” (as defined in the 1940 Act), more than 5% of its total assets in securities issued by the issuer of the security; provided that the Fund may invest in First Tier Securities (as defined in Rule 2a-7) in excess of that limitation for a period of up to three business days after the purchase thereof provided that the Fund may not make more than one such investment at any time. Rule 2a-7 also requires that the Fund may not invest, other than in U.S. Government Securities, (a) more than 3% of its total assets in Second Tier Securities (i.e., Eligible Securities that are not rated by two NRSROs in the highest category such as A-1 and Prime-1) and (b) more than 1/2 of 1% of its total assets in Second Tier Securities of any one issuer. The Fund must comply with weekly liquidity standards that require a Fund to hold at least 30% of its total assets in cash, direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less, or securities convertible into cash within five business days. The Fund must also comply with daily liquidity standards that require a Fund to hold at least 10% of its total assets in cash, direct obligations of the U.S. Government, or securities convertible into cash within one business day. The Fund is limited to investing no more than 5% of its total assets in illiquid securities.

The Fund’s concentration policy permits investment, without limit, in bankers’ acceptances, certificates of deposit and similar instruments issued by (i) U.S. banks and (ii) U.S. branches of foreign banks (in circumstances in which the U.S. branches of foreign banks are subject to the same regulation as U.S. banks). To the extent that such investments are consistent with a Fund’s investment objective and policies, the Fund may concentrate in such instruments when, in the opinion of the Advisor, the yield, marketability and availability of investments meeting the Fund’s quality standards in the banking industry justify any additional risks associated with the concentration of the Fund’s assets in such industry.

The Fund will provide shareholders with at least 60 days’ advance notice before changing these policies.

Additional Information Concerning Fund Investments

The principal investment strategies of the Fund are set forth in the Fund’s current Prospectuses under “Fund Summary.” This section describes in additional detail certain of the Fund’s principal investment strategies and other non-principal investment strategies. The Fund has attempted to identify investment strategies that will be employed in pursuing their investment objectives. Additional information concerning the Fund’s investment restrictions is set forth above under “Investment Restrictions.”

If a percentage limitation referred to in this SAI or in the Prospectuses is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values of assets will not constitute a violation of such limitation except in the case of the limitations on illiquid investments and borrowing from banks.

The securities in which the Fund invests may not yield as high a level of current income as longer term or lower grade securities. These other securities may have less stability of principal, be less liquid, and fluctuate more in value than the securities in which the Fund invests. All securities in the Fund’s portfolio are purchased with and payable in U.S. dollars.

Asset-Backed Securities

The Fund may invest in asset-backed securities, including asset-backed commercial paper, as a non-principal investment strategy. Asset-backed securities generally constitute interests in, or obligations secured by, a pool of receivables other than mortgage loans, such as automobile loans and leases, credit card receivables, home equity loans and trade receivables. Asset-backed securities generally are issued by a private special-purpose entity. Their ratings and creditworthiness typically depend on the legal insulation of the issuer and transaction from the consequences of a sponsoring entity’s bankruptcy, as well as on the credit quality of the underlying receivables and the amount and credit quality of any third-party credit enhancement supporting the underlying receivables or the asset-backed securities. Asset-backed securities and their underlying receivables generally are not issued or guaranteed by any governmental entity.

Commercial Paper and Rule 144A Securities

The Fund may invest in commercial paper as a principal investment strategy. Commercial paper refers to short-term, unsecured promissory notes issued by corporations or other entities to finance short-term credit needs. The Fund may also purchase asset-backed commercial paper (“ABCP”), which is a form of commercial paper that is backed by assets such as real estate, trade receivables, credit card loans, auto loans and other commercial assets. ABCP is typically sponsored by a commercial bank or other financial institution. Commercial paper is usually sold on a discount basis and typically has a maturity at the time of issuance not exceeding nine months. Such securities, if they meet the criteria for liquidity established by the Board, will be considered liquid. Consequently, the Fund does not intend to subject such securities to the 5% limitation applicable to investments in illiquid securities.

The commercial paper in which the Fund may invest includes commercial paper issued in reliance on the exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933 and corporate obligations qualifying for resale to certain “qualified institutional buyers” pursuant to Rule 144A under the Securities Act of 1933. Because the secondary market for Rule 144A securities is generally limited to qualified institutional buyers, there may be times when the trading market for a particular Rule 144A security held by a Fund may be limited and will be considered illiquid. In such event, the Advisor will consider appropriate remedies to minimize the effect on the Fund’s liquidity.

Credit Enhancement Agreements

The Fund, as a non-principal investment strategy, may separately arrange for guarantees, letters of credit, or other forms of credit enhancement agreements (collectively, “Guarantees”) for the purpose of further securing the payment of principal and/or interest on the Fund’s investment securities. Although each investment security, at the time it is purchased, must meet such Fund’s creditworthiness criteria, Guarantees sometimes are purchased from banks and other institutions (collectively, “Guarantors”) when the Advisor, through yield and credit analysis, deems that credit enhancement of certain securities is advisable. As a non-fundamental policy, under normal market conditions, the Fund will limit the value of all investment securities issued or guaranteed by each Guarantor to not more than 10% of the value of such Fund’s total assets.

Foreign Securities

The Fund may invest as a principal investment strategy in dollar-denominated obligations of U.S. branches of foreign banks, foreign branches of domestic banks, foreign banks, and foreign corporations.

Investment in foreign securities is subject to special investment risks that differ in some respects from those related to investments in securities of U.S. domestic issuers. These risks include political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income taxation, and foreign trading practices (including higher trading commissions, custodial charges and delayed settlements). Foreign securities also may be subject to greater fluctuations in price than securities issued by U.S. corporations. The principal markets on which these securities trade may have less volume and liquidity, and may be more volatile, than securities markets in the United States.

In addition, there may be less publicly available information about a foreign bank or company than about a U.S. domiciled bank or company. Foreign banks and companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. domestic banks and companies. There is also generally less government regulation of securities exchanges, brokers and listed companies abroad than in the United States. Confiscatory taxation or diplomatic developments could also affect investment in those countries. Various provisions of federal law governing the establishment and operation of domestic branches of foreign banks do not apply to foreign branches of domestic banks. Obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office.

Funding Agreements

The Fund may invest in funding agreements as a non-principal investment strategy. Funding agreements are contracts issued by insurance companies that guarantee a return of principal plus some amount of interest. Funding agreements purchased by the Fund will typically be short-term and provide an adjustable rate of interest. Funding agreements may or may not allow the Fund to demand repayment of principal after an agreed upon waiting period or upon certain other conditions. The insurance company may also have a corresponding right to prepay the principal with accrued interest upon a specified number of days’ notice to the Fund. The maturity date of some funding agreements may be extended upon the mutual agreement and consent of the insurance company and the Fund. Generally, there is no active secondary market in short-term funding agreements. Consequently, short-term funding agreements may be considered by the Fund to be illiquid investments and therefore subject to the Fund’s non-fundamental policy limiting investments in illiquid securities to not more than 5% of total assets.

Lending of Portfolio Securities

In order to generate additional income, the Fund may lend portfolio securities representing up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities. The Fund does so as a principal investment strategy. If the Fund engages in securities lending, distributions paid to shareholders from the resulting income will not be excludable from a shareholder’s gross income for income tax purposes. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. In these loan arrangements, the Fund will receive collateral in the form of cash, U.S. Government securities or other high-grade debt obligations equal to at least 102% of the value of the securities loaned at the inception of each loan. Collateral is marked to market daily. When the Fund lends portfolio securities, it continues to be entitled to the interest payable on the loaned securities and, in addition, receives interest on the amount of the loan at a rate negotiated with the borrower. The Fund will pay a portion of the income earned on the lending transaction to the placing broker and may pay administrative and custodial fees (including fees to U.S. Bank) in connection with these loans.

U.S. Bank acts as securities lending agent for the Fund and receives separate compensation for such services, subject to compliance with conditions contained in an SEC exemptive order permitting U.S. Bank to provide such services and receive such compensation. U.S. Bank receives fees up to 20% of the Fund’s net income from securities lending transactions and pays half of such fees to USBAM for certain securities lending services provided by USBAM. This may create a financial incentive for USBAM to increase its securities lending revenue by lending out as many portfolio securities as possible. To safeguard against this potential conflict of interest, the Board has adopted procedures designed to ensure that the fee arrangement and the other terms governing the relationship between each Fund and U.S. Bank, acting as securities lending agent for the Fund, are fair.

Letters of Credit

Certain of the debt obligations (including certificates of participation, variable rate demand notes, commercial paper and other short-term obligations) which the Fund may purchase may be backed by an unconditional and irrevocable letter of credit, or other form of credit or liquidity support, of a bank, savings and loan association or insurance company which assumes the obligation for payment and interest in the event of default by the issuer. Only banks, savings and loan associations, and insurance companies which, in the opinion of the Advisor, are of comparable quality to issuers of other permitted investments of the Fund, may be used for letter of credit-backed investments.

Loan Participations

The Fund may invest in loan participation interests as a principal investment strategy. A loan participation interest represents a pro rata undivided interest in an underlying bank loan. Participation interests, like the underlying loans, may have fixed, floating, or variable rates of interest. The bank selling a participation interest generally acts as a mere conduit between its borrower and the purchasers of interests in the loan. The purchaser of an interest (for example, the Fund) generally does not have recourse against the bank in the event of a default on the underlying loan. Therefore, the credit risk associated with such instruments is governed by the creditworthiness of the underlying borrowers and not by the banks selling the interests. If the Fund invests in loan participation interests that can be sold within a seven-day period, the interests are deemed by the Advisor to be liquid investments. If the Fund invests in loan participation interests that are restricted from being sold within a seven-day period, the interests are deemed by the Advisor to be illiquid investments and therefore subject to the Fund’s 5% limitation on investments in illiquid securities.

Money Market Funds

The Fund may invest, to the extent permitted by the 1940 Act, in securities issued by other money market funds, provided that the permitted investments of such other money market funds constitute permitted investments of the Fund. The Fund may do so as a non-principal investment strategy. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of that company’s expenses, including advisory fees. These expenses would be in addition to the expenses that the Fund bears directly in connection with its own operations. Investment companies in which the Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by the Funds and, therefore, will be borne indirectly by their shareholders. The money market funds in which the Fund may invest include other money market funds advised by the Advisor.

Municipal Securities

The Fund may invest in municipal securities as a principal investment strategy. Municipal securities include municipal bonds and other debt securities issued by the states and by their local and special-purpose political subdivisions. The term “municipal bond” as used in this Section includes short-term municipal notes and other commercial paper issued by the states and their political subdivisions.

Two general classifications of municipal bonds are “general obligation” bonds and “revenue” bonds. General obligation bonds are secured by the governmental issuer’s pledge of its faith, credit and taxing power for the payment of principal and interest upon a default by the issuer of its principal and interest payment obligation. They are usually paid from general revenues of the issuing governmental entity. Revenue bonds, on the other hand, are usually payable only out of a specific revenue source rather than from general revenues. Revenue bonds ordinarily are not backed by the faith, credit or general taxing power of the issuing governmental entity. The principal and interest on revenue bonds for private facilities are typically paid solely out of rents or other specified payments made to the issuing governmental entity by a private company which uses or operates the facilities. Examples of these types of obligations are industrial revenue bonds and pollution control revenue bonds. Industrial revenue bonds are issued by governmental entities to provide financing aid to community facilities such as hospitals, hotels, business or residential complexes, convention halls and sport complexes. Pollution control revenue bonds are issued to finance air, water and solids pollution control systems for privately operated industrial or commercial facilities. Revenue bonds which are not backed by the credit of the issuing governmental entity frequently provide a higher rate of return than other municipal obligations, but they entail greater risk than obligations which are guaranteed by a governmental unit with taxing power. Federal income tax laws place substantial limitations on industrial revenue bonds, and particularly certain specified private activity bonds issued after August 7, 1986. In the future, legislation could be introduced in Congress which could further restrict or eliminate the income tax exemption for interest on debt obligations in which the Fund may invest.

The Fund’s investments in municipal bonds and other debt obligations that are purchased from financial institutions such as commercial and investment banks, savings associations and insurance companies may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax.

In addition, the Fund may invest in other federal income tax-free securities such as (i) tax anticipation notes (“TANs”) and revenue anticipation notes (“RANs”) issued to finance working capital needs in anticipation of receiving taxes or other revenues, (ii) bond anticipation notes (“BANs”) that are intended to be refinanced through a later issuance of longer-term bonds, (iii) variable and floating rate obligations including variable rate demand notes, described below under “—Variable and Floating Rate Instruments,” (iv) tender option bonds, and (v) participation, trust and partnership interests in any of the foregoing obligations. The obligations of TANs, RANs, and BANs are generally secured by the anticipated revenues from taxes, grants or bond financing. An investment in such instruments, however, presents a risk that the anticipated revenues will not be received or that such revenues will be insufficient to satisfy the issuer’s payment obligations under the notes or that refinancing will be otherwise unavailable. Tender option bonds are created when municipal instruments are transferred to a special purpose trust which issues two classes of certificates. The first class, commonly called floating rate certificates, pays an interest rate that is typically reset weekly based on a specified index. The second class, commonly called inverse floaters, pays an interest rate based on the difference between the interest rate earned on the underlying municipal instruments and the interest rate paid on the floating rate certificates, after expenses. In selecting tender option bonds, the Advisor may consider the creditworthiness of the issuer of the underlying bond deposited in the trust, the experience of the custodian, and the quality of the sponsor providing the tender option, among other factors. In certain instances, the tender option may be terminated.

Obligations of Banks and Other Financial Services Companies

As noted in the Prospectuses, the Fund invests as a principal investment strategy in U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million, including fixed and variable rate certificates of deposit, time deposits, bankers’ acceptances, and other short-term obligations. Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits that may be held by a Fund will not benefit from insurance from the Deposit Insurance Fund administered by the Federal Deposit Insurance Corporation (“FDIC”). Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. Bank obligations in which the Fund invests may include uninsured, direct obligations, bearing fixed, floating or variable interest rates. The Fund may also invest in securities issued by other financial services companies in various industries as a principal investment strategy. To the extent the Fund invests in securities issued by domestic and foreign banks and other financial services companies, the Fund’s performance will be susceptible to the risks associated with the banking and financial services sectors. These sectors are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services sectors can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

Put Options

The Fund, as a non-principal investment strategy, may purchase securities that provide for the right to resell them to the issuer, a bank or a broker-dealer at a specified price within a specified period of time prior to the maturity date of such obligations. Such a right to resell, which is commonly known as a “put,” may be sold, transferred or assigned only with the underlying security or securities. A Fund may pay a higher price for a security with a put than would be paid for the same security without a put. The primary purpose of purchasing such securities with puts is to permit the Fund to be as fully invested as practicable in securities while at the same time providing the Fund with appropriate liquidity.

Repurchase Agreements

The Fund may engage in repurchase agreements as a principal investment strategy. A repurchase agreement involves the purchase by a Fund of securities with the agreement that, after a stated period of time, the original seller (the “counterparty”) will buy back the same securities (“collateral”) at a predetermined price or yield. Under normal market conditions, repurchase agreements permit the Funds to maintain liquidity and earn income over periods of time as short as overnight. The Fund may enter into repurchase agreement transactions that are collateralized fully as defined in Rule 5b-3(c)(1) of the 1940 Act, which has the effect of enabling a Fund to look to the collateral, rather than the counterparty, for determining whether its assets are “diversified” for 1940 Act purposes. In addition, for the Fund, collateral may include securities that the Fund is not otherwise permitted to purchase directly, such as long-term government bonds, investment and non-investment grade corporate bonds, asset- and mortgage-backed securities, collateralized mortgage obligations, agency real estate mortgage investment conduits, and equity securities. Irrespective of the type of collateral underlying a repurchase agreement, a Fund must determine that a repurchase obligation with a particular counterparty involves minimal credit risk to the Fund and otherwise satisfies the credit quality standards applicable to the acquisition of an instrument issued by such counterparty in compliance with Rule 2a-7.

Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. The Fund may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by an unaffiliated third-party custodian bank until the maturity of the repurchase agreement. The market value of the collateral underlying the repurchase agreement will be determined on each business day. If at any time the market value of the collateral falls below the repurchase price under the repurchase agreement (including any accrued interest), the Fund will promptly receive additional collateral (so the total collateral is an amount at least equal to the repurchase price plus accrued interest).

Repurchase agreements involve certain risks not associated with direct investments in securities. If the counterparty defaults on its obligation to repurchase as a result of its bankruptcy or otherwise, the Fund will seek to sell the collateral, which could involve costs or delays. Although collateral will at all times be maintained in an amount at least equal to the repurchase price under the agreement (including accrued interest), a Fund would suffer a loss if the proceeds from the sale of the collateral were less than the agreed-upon repurchase price. As noted above, the Fund may engage in repurchase agreement transactions that are collateralized by securities that the Fund is not otherwise directly permitted to purchase, such as long-term government bonds, investment grade corporate bonds and equity securities. These collateral securities may be less liquid or more volatile than others or less liquid and more volatile than the securities that the Fund is permitted to purchase directly, thereby increasing the risk that the Fund will be unable to recover fully in the event of a counterparty’s default and potentially resulting in the Fund owning securities that it is not otherwise permitted to purchase. The Advisor will monitor the creditworthiness of the firms with which the Fund enters into repurchase agreements.

U.S. Government Securities

The Fund may invest in securities issued or guaranteed as to principal or interest by the U.S. Government, or agencies or instrumentalities of the U.S. Government. Making such investments is a principal investment strategy for the Fund. These investments include direct obligations of the U.S. Treasury, such as U.S. Treasury bonds, notes, and bills. These Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. In addition to Treasury securities, the Fund may invest in securities, such as notes, bonds, and discount notes, which are issued or guaranteed by agencies of the U.S. Government and various instrumentalities which have been established or sponsored by the U.S. Government. Except for U.S. Treasury securities, these U.S. Government obligations, even those which are guaranteed by federal agencies or instrumentalities, may or may not be backed by the “full faith and credit” of the United States. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. The Advisor considers securities guaranteed by an irrevocable letter of credit issued by a government agency to be guaranteed by that agency.

U.S. Treasury obligations include bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system, which are known as Separately Traded Registered Interest and Principal Securities (“STRIPS”). STRIPS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying U.S. Treasury obligations. A Fund’s investments in STRIPS will be limited to components with maturities less than or equal to 397 days and the Fund will not actively trade such components.

Variable and Floating Rate Instruments

Certain of the obligations in which the Fund may invest may be variable or floating rate obligations in which the interest rate is adjusted either at predesignated periodic intervals (variable rate) or when there is a change in the index rate of interest on which the interest rate payable on the obligation is based (floating rate). Interest rates on these securities are ordinarily tied to, and represent a percentage of, a widely recognized interest rate, such as the yield on 90-day U.S. Treasury bills or the prime rate of a specified bank. These rates may change as often as twice daily. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed-income obligations. Thus, investing in variable and floating rate securities generally affords less opportunity for capital appreciation and depreciation than investing in comparable fixed-income securities. Variable or floating rate obligations may be combined with a put or demand feature (e.g., variable rate demand obligations or notes) that entitles the holder to the right to demand repayment in full or to resell at a specific price and/or time. Variable or floating rate obligations with a demand feature enable the Fund to purchase instruments with a stated maturity in excess of 397 calendar days in accordance with Rule 2a-7, which allows the Fund to consider certain of such instruments as having maturities that are less than the maturity date on the face of the instrument.

Variable and floating rate instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. There may be no active secondary market with respect to a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to a Fund will approximate their par value. Illiquid variable and floating rate instruments (instruments that are not payable upon seven days’ notice and do not have an active trading market) that are acquired by a Fund are subject to the Fund’s percentage limitations regarding securities that are illiquid or not readily marketable. USBAM will continuously monitor the creditworthiness of issuers of variable and floating rate instruments in which the Fund invests and the ability of issuers to repay principal and interest.

When-Issued and Delayed Delivery Securities

The Fund may purchase securities on a when-issued or delayed delivery basis, although the Fund does not do so as a principal investment strategy. The settlement dates for these types of transactions are determined by mutual agreement of the parties and may occur a month or more after the parties have agreed to the transaction. Securities purchased on a when-issued or delayed delivery basis are subject to market fluctuation and no interest accrues to the Fund during the period prior to settlement. At the time a Fund commits to purchase securities on a when-issued or delayed delivery basis, it will record the transaction and thereafter reflect the value, each day, of such security in determining its net asset value. At the time of delivery of the securities, the value may be more or less than the purchase price. The Fund does not receive income from these securities until such securities are delivered. The Fund will maintain cash or cash equivalents or other portfolio securities equal in value to commitments for such when-issued or delayed delivery securities. A Fund will not purchase securities on a when issued or delayed delivery basis if, as a result thereof, more than 15% of the Fund’s net assets would be so invested.

Zero-Coupon and Step-Up Coupon Securities

The Fund may invest in zero-coupon securities and step-up coupon securities as a non-principal investment strategy. These securities are debt securities that do not make regular cash interest payments. Zero-coupon securities are securities that make no periodic interest payments, but are instead sold at discounts from face value. Step-up coupon bonds are debt securities that may not pay interest for a specified period of time and then, after the initial period, may pay interest at a series of different rates. If these securities do not pay current cash income, the market prices of these securities would generally be more volatile and likely to respond to a greater degree to changes in interest rates than the market prices of securities having similar maturities and credit qualities that pay cash interest periodically.

Portfolio Turnover

The Fund generally intends to hold its portfolio securities to maturity. In certain instances, however, a Fund may dispose of its portfolio securities prior to maturity when it appears such action will be in the best interest of the Fund because of changing money market conditions, redemption requests, or otherwise. A Fund may attempt to maximize the total return on its portfolio by trading to take advantage of changing money market conditions and trends or to take advantage of what are believed to be disparities in yield relationships between different money market instruments. Because the Fund invests in short-term securities and manages its portfolio as described above in “Investment Restrictions” and “Additional Information Concerning Fund Investments” and, as set forth in the “Fund Summary” sections of the Fund’s Prospectuses, the Fund’s portfolio will turn over several times a year. Because brokerage commissions as such are not usually paid in connection with the purchase or sale of the securities in which the Fund invests and because the transactional costs are small, the high turnover is not expected to materially affect net asset values or yields. Securities with maturities of less than one year are excluded from required portfolio turnover rate calculations.

Disclosure of Portfolio Holdings

Public Disclosure

In order to comply with Rule 2a-7, information concerning the Fund’s portfolio holdings, as well as their weighted average maturity and weighted average life, is posted on the Fund’s website (www.firstamericanfunds.com) typically five business days after the end of each month and remains posted on the website for at least six months thereafter. In addition, the Fund files more detailed portfolio information with the SEC on Form N-MFP no later than five business days after the end of each month, which becomes publicly available on the SEC’s website (www.sec.gov) 60 days after the end of the month to which the information pertains. The Fund is also required to file its portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Fund’s annual and semi-annual reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters. These filings are generally available within 60 days of the end of the Fund’s fiscal quarter. A Fund may publish complete portfolio holdings information more frequently if it has a legitimate business purpose for doing so.

The Fund’s portfolio holdings are also posted on the Fund’s website on a weekly basis, typically on the first business day of each week. This weekly information generally reflects holdings as of the previous Thursday and remains posted on the website until the next publication date. Until such time as it is posted, it will be Undisclosed Holdings Information, as defined below, and subject to the Fund’s procedures regarding the disclosure of Undisclosed Holdings Information.

Nonpublic Disclosure

The Board has adopted policies and procedures (the “Disclosure Policies”), which prohibit the release of information concerning portfolio holdings, or information derived therefrom (“Undisclosed Holdings Information”), that has not been made public through SEC filings or the Fund’s website. Different exceptions to this prohibition may apply depending on the type of third party that receives the Undisclosed Holdings Information. The Disclosure Policies are designed to prevent the use of portfolio holdings information to trade against the Fund, or otherwise use the information in a way that would harm the Fund, and to prevent selected investors from having nonpublic information that will allow them to make advantageous decisions with respect to purchasing and selling Fund shares.

Disclosure within the Advisor and Its Affiliates and to Fund Directors

Undisclosed Holdings Information is provided, or otherwise made available, on a daily basis (a) without prior approval, to individuals who are employed by the Advisor and who have a need to know the information, such as investment, compliance and treasury personnel, and (b) to individuals employed by affiliates of the Advisor who are not otherwise entitled to receive such information under “Disclosure to Fund Service Providers and Prospective Service Providers,” below, if (1) such individuals are subject to the Advisor’s Code of Ethics, or that of an affiliate, which imposes a duty not to trade on such information; and (2) the Fund’s Chief Compliance Officer (“CCO”) has determined that improper use of such information by such individuals is not likely to affect the Fund in any material respect.

Undisclosed Holdings Information also may be provided without prior approval to directors of the Fund and the directors’ service providers, such as counsel, as part of the materials for regular or special board of directors meetings.

Disclosure to Fund Service Providers and Prospective Service Providers

The Fund’s officers may authorize disclosure of Undisclosed Holdings Information to eligible service providers and prospective service providers where such service providers require the information in the normal course of business in order to provide services to the Fund, or in anticipation of providing such services in the future. Undisclosed Holdings Information is provided, or otherwise made available, to the Advisor (as described above), custodians, auditors, accounting service providers, administrators, transfer agents, securities lending agents, outside accountants, outside counsel, financial printers, pricing services, companies that provide analytical or statistical information (including Factset Research Systems and Bloomberg LP), ratings and ranking agencies (including Morningstar, Lipper Analytical Services, Moody’s, and Standard & Poor’s Corporation), entities that provide trading, research and other investment-related services, information aggregators (including Crane Data and iMoneyNet), and financial intermediaries that include the Fund in their investment programs. The Undisclosed Holdings Information may be provided to eligible service providers as it is required, with any frequency and without any delay, provided that such organization has entered into a written agreement with the Fund, or the Fund’s authorized service providers, to maintain the information in confidence and to not use the information for any purpose other than the performance of its contractual responsibilities and duties.

Disclosure to Investors, Prospective Investors, and Investor Consultants

The Disclosure Policies provide that Undisclosed Holdings Information may be provided to individual and institutional investors, prospective investors, or investor consultants with the prior approval of the CCO in the specific instance. The CCO will only approve such disclosure after concluding that it is in the best interests of the Fund in question and its shareholders and if the recipient has agreed in writing to maintain the information in confidence and not to trade on the basis of any such information that is material nonpublic information. In considering a request for such approval, the CCO also shall identify and consider any conflict of interest between the Fund and its shareholders, on the one hand, and the Advisor and its affiliates, on the other, which is presented by the request. If the CCO determines that there is a conflict of interest, he or she will approve such disclosure only if he or she determines that such conflict is materially mitigated by the execution of a confidentiality agreement and that, despite such conflict of interest, disclosure is in the best interests of the relevant Fund and its shareholders. The CCO is responsible for the creation of a written record that states the basis for the conclusion that the disclosure is in the best interests of the relevant Fund and its shareholders.

Disclosure as Required by Applicable Law

Undisclosed Holdings Information may be disclosed to any person as required by applicable laws, rules and regulations. For example, such information may be disclosed in response to regulatory requests for information or in response to legal process in litigation matters.

Disclosure of Limited Holdings

Portfolio managers, analysts and other personnel of the Advisor may discuss portfolio information in interviews with members of the media, or in due diligence or similar meetings with clients or prospective purchasers of Fund shares or their representatives. In no case will a material number of portfolio holdings be provided that have not yet been posted on the Fund’s website or filed with the SEC unless the recipient has entered into a written agreement with the Fund to maintain the confidentiality of such information and not to trade on the basis of any such information that is material nonpublic information. In addition, brokers and dealers may be provided with individual portfolio holdings in order to obtain bids or bid and asked prices (if securities held by the Fund are not priced by the Fund’s regular pricing services) or in connection with portfolio transactions.

No Compensation or Consideration

Neither the Fund, nor the Advisor or any affiliate, including the CCO or his or her designee, will solicit or accept any compensation or other consideration in connection with the disclosure of Undisclosed Holdings Information or information derived therefrom.

Chief Compliance Officer Reports to Fund Board

The CCO must provide a quarterly report to the Board addressing exceptions to these policies and procedures during the preceding quarter, if any.

Detective and Corrective Action

Any unauthorized release of Undisclosed Holdings Information which comes to the attention of an employee of the Advisor shall be reported to the CCO. The CCO shall recommend an appropriate sanction to be imposed by the individual’s supervisor if the individual releasing such information is an employee of the Advisor or other appropriate action if the individual is not an employee of the Advisor.

Designee of Chief Compliance Officer

In the event of the absence or unavailability of the CCO, all of the obligations of the CCO may be performed by the Advisor’s Chief Counsel.

*****

The following is a list of persons, other than the Advisor and its affiliates, that have been approved to receive Undisclosed Holdings Information concerning the Fund; however, certain persons may not receive such information concerning the Fund:

ADP Broker-Dealer, Inc.

American Financial Printing, Inc.

Aon Hewitt

Ashland Partners & Company LLP

Bank of America Merrill Lynch

Bank of Montreal

Bank of New York Mellon

Bank of Nova Scotia

Barclays Capital, Inc.

Bloomberg LP

BNP Paribas Prime Brokerage, Inc.

BNP Paribas Securities Corp.

Broadridge Systems

Ceridian Corporation

Charles Schwab & Co., Inc.

Comerica Bank

Country Financial

Crane Data

Credit Agricole Corporate & Investment Bank

Credit Suisse Securities (USA), LLC

Deutsche Bank Securities, Inc.

Dorsey & Whitney LLP

Ernst & Young LLP

FactSet Research Systems

Fitch, Inc.

FT Interactive Data

Goldman Sachs & Co.

HSBC Bank PLC

HSBC Securities (USA), Inc.

iMoneyNet, Inc.

ING Financial Markets, LLC

Jefferies & Company, Inc.

J.P. Morgan Clearing Corp.

J.P. Morgan Securities, Inc.

KPMG LLP

Lipper Analytical Services

Markit

Merrill Lynch Pierce Fenner & Smith, Inc.

Moody’s Investor Services

Morgan Stanley & Co.

Morningstar, Inc.

MS Securities Services, Inc.

Piper Jaffray & Co.

Pricing Direct

RBC Capital Markets Corporation

RBS Securities, Inc.

Ropes & Gray LLP

SG Americas Securities, LLC

Societe Generale NY

Standard & Poor’s Corporation /JJ Kenny

Standard & Poor’s Rating Services

State Street Bank & Trust Co.

SunGard Institutional Brokerage, Inc.

SVB Asset Management

TD Securities (USA) LLC

Thomson Reuters LLC

UBS Securities, LLC

Vision Financial Markets LLC

Wells Fargo Bank, N.A.

Wells Fargo Investments, LLC

Directors and Executive Officers

Set forth below is information about the Directors and the officers of FAF. The Board consists entirely of Directors who are not “interested persons” of FAF, as that term is defined in the 1940 Act (“Independent Directors”).

Independent Directors

Name, Address and Year of Birth	Position Held with the Fund	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years and Other Relevant Experience[1]	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director[2]
David K. Baumgardner P.O. Box 1329 Minneapolis, MN 55440-1329 (1956)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Director of FAF since January 2016

CFO, Smyth Companies, LLC (commercial package printing) (1990 to present). Formerly, Certified Public Accountant at a large regional CPA firm (1978-1986). Independent Director, First American Fund Complex since 2016

				First American Fund Complex; 2 registered investment companies, including 7 portfolios	None

Mark E. Gaumond P.O. Box 1329 Minneapolis, MN 55440-1329 (1950)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Director of FAF since January 2016	Retired. Formerly, Senior Vice Chair (Americas), Ernst & Young LLP (2006-2010). Certified Public Accountant and member of the American Institute of Certified Public Accountants. Director, Fishers Island Development Corporation and the Walsh Park Benevolent Corporation. Former Director, Cliffs Natural Resources and The California Academy of Sciences. Independent Director, First American Fund Complex since 2016	First American Fund Complex; 2 registered investment companies, including 7 portfolios	Director, Booz Allen Hamilton Holding Corporation (management and technology consulting); Director, Rayonier Advanced Materials, Inc. (materials manufacturer)

Roger A. Gibson P.O. Box 1329 Minneapolis, MN 55440-1329 (1946)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Director of FAF since October 1997	Advisor/Consultant, Future Freight™, a logistics/supply chain company; former Director, Charterhouse Group, Inc., a private equity firm; non-profit board member; prior to retirement in 2005, served in several executive positions for United Airlines, including Vice President and Chief Operating Officer – Cargo; Independent Director, First American Fund Complex since 1997	First American Funds Complex: 2 registered investment companies, including 7 portfolios	Diversified Real Asset Income Fund (investment company)

Leonard W. Kedrowski P.O. Box 1329 Minneapolis, MN 55440-1329 (1941)	Chair; Director	Chair term three years; Director term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Chair of FAF’s Board since January 2011; Director of FAF since November 1993	Owner and President, Executive and Management Consulting, Inc., a management consulting firm; Chief Executive Officer, Blue Earth Internet, a web site development company; Board member, GC McGuiggan Corporation (dba Smyth Companies), a label printer; Member, investment advisory committee, Sisters of the Good Shepherd; Certified Public Accountant; former Vice	First American Funds Complex: 2 registered investment companies, including 7 portfolios	Diversified Real Asset Income Fund (investment company)

Name, Address and Year of Birth	Position Held with the Fund	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years and Other Relevant Experience[1]	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director[2]
President, Chief Financial Officer, Treasurer, Secretary, and Director, Andersen Windows, a large privately-held manufacturer of wood windows; former Director, Protection Mutual Insurance Company, an international property and casualty insurer; Independent Director, First American Fund Complex since 1993

Richard K. Riederer P.O. Box 1329 Minneapolis, MN 55440-1329 (1944)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Director of FAF since August 2001	Owner and Chief Executive Officer, RKR Consultants, Inc., a consulting company providing advice on business strategy, mergers and acquisitions; former Director, Cliffs Natural Resources, Inc.; Certified Financial Analyst; non-profit board member; former Chief Executive Officer and President, Weirton Steel Corporation; former Vice President and Treasurer, Harnischfeger Industries, a capital machinery manufacturer; former Treasurer and Director of Planning, Allis Chalmers Corporation, an equipment manufacturing company; former Chairman, American Iron & Steel Institute, a North American steel industry trade association; Independent Director, First American Fund Complex since 2001 and Firstar Funds 1988-2001	First American Funds Complex: 2 registered investment companies, including 7 portfolios	Diversified Real Asset Income Fund (investment company)

James M. Wade P.O. Box 1329 Minneapolis, MN 55440-1329 (1943)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Director of FAF since August 2001	Owner and President, Jim Wade Homes, a homebuilding company; formerly, Vice President and Chief Financial Officer, Johnson Controls, Inc.; Independent Director, First American Fund Complex since 2001 and Firstar Funds 1988-2001	First American Funds Complex: 2 registered investment companies, including 7 portfolios	Diversified Real Asset Income Fund (investment company)

[1]	Includes each Director’s principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Director’s qualifications to serve as a Director, which contributed to the conclusion that each Director should serve as a Director for FAF.

[2]	Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 (the “Exchange Act”) or subject to the requirements of Section 15(d) of the Exchange Act, or any company registered as an investment company under the 1940 Act.

Executive Officers

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years

Eric J. Thole U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1972) [1]	President	Re-elected by the Board annually; President of FAF since June 2014; Vice President of FAF from January 2011 through June 2014	Chief Executive Officer and President, U.S. Bancorp Asset Management, Inc. since June 2014; Chief Operating Officer, U.S. Bancorp Asset Management, Inc. from August 2012 through June 2014; Head of Operations, Technology and Treasury, U.S. Bancorp Asset Management, Inc. from January 2011 through July 2012; prior thereto, Managing Director of Investment Operations, U.S. Bancorp Asset Management, Inc.

James D. Palmer U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1964) [1]	Vice President	Re-elected by the Board annually; Vice President of FAF since June 2014	Chief Investment Officer, U.S. Bancorp Asset Management, Inc. since August 2012; Head of Investments, U.S. Bancorp Asset Management, Inc. from January 2011 through July 2012; prior thereto, Managing Director, U.S. Bancorp Asset Management, Inc.

Jill M. Stevenson U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1965) [1]	Treasurer	Re-elected by the Board annually; Treasurer of FAF since January 2011; Assistant Treasurer of FAF from September 2005 through December 2010	Mutual Funds Treasurer and Head of Operations, U.S. Bancorp Asset Management, Inc. since September 2014; Mutual Funds Treasurer, U.S. Bancorp Asset Management, Inc. from January 2011 through September 2014; prior thereto, Mutual Funds Assistant Treasurer, U.S. Bancorp Asset Management, Inc.

Brent G. Smith U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1981) [1]	Assistant Treasurer	Re-elected by the Board annually; Assistant Treasurer of FAF since September 2014	Assistant Mutual Funds Treasurer, U.S. Bancorp Asset Management, Inc. since September 2014; prior thereto, Senior Fund Accountant, U.S. Bancorp Asset Management, Inc.

Ruth M. Mayr U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1959) [1]	Chief Compliance Officer	Re-elected by the Board annually; Chief Compliance Officer of FAF since January 2011	Chief Compliance Officer, U.S. Bancorp Asset Management, Inc. since January 2011; prior thereto, Director of Compliance, U.S. Bancorp Asset Management, Inc.

Gayle M. Kasmani U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1948) [1]	Anti-Money Laundering Officer	Re-elected by the Board annually; Anti-Money Laundering Officer of FAF since April 2015	Compliance Manager, U.S. Bancorp Asset Management, Inc. since January 2011

Richard J. Ertel U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1967) [1]	Secretary	Re-elected by the Board annually; Secretary of FAF since January 2011; Assistant Secretary of FAF from June 2006 through December 2010 and from June 2003 through August 2004	Chief Counsel, U.S. Bancorp Asset Management, Inc. since January 2011; prior thereto, Counsel, U.S. Bancorp Asset Management, Inc.

Scott F. Cloutier U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1973) [1]	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FAF since September 2012	Senior Corporate Counsel, U.S. Bancorp Asset Management, Inc. since April 2011; prior thereto, Attorney, Steingart, McGrath & Moore, P.A., a Minneapolis-based law firm

[1]	Messrs. Thole, Palmer, Smith, Ertel and Cloutier and Mses. Stevenson, Mayr and Kasmani are each officers and/or employees of U.S. Bancorp Asset Management, Inc., which serves as investment advisor and administrator for FAF.

Board Leadership Structure

The Board is responsible for overseeing generally the operation of the Funds. The Board has approved an investment advisory agreement with USBAM, as well as other contracts with USBAM, its affiliates, and other service providers.

As noted above, the Board consists entirely of Independent Directors. The Directors also serve as trustees of the Mount Vernon Trust. Taking into account the number, the diversity and the complexity of the funds overseen by the Directors and the aggregate amount of assets under management in the Fund Complex, the Board has determined that the efficient conduct of its affairs makes it desirable to delegate responsibility for certain matters to committees of the Board. These committees, which are described in more detail below, review and evaluate matters specified in their charters and make recommendations to the Board as they deem appropriate. Each committee may use the resources of the Funds’ counsel and auditors, counsel to the Independent Directors, if any, as well as other experts. The committees meet as often as necessary, either in conjunction with regular meetings of the Board or otherwise.

The Funds are subject to a number of risks, including, among others, investment, compliance, operational, and valuation risks. The Board’s role in risk oversight of the Funds reflects its responsibility to oversee generally, rather than to manage, the operations of the Funds. The actual day-to-day risk management with respect to the Funds resides with USBAM and the other service providers to the Funds. In line with the Board’s oversight responsibility, the Board receives reports and makes inquiries at its regular meetings or otherwise regarding various risks. However, the Board relies upon the Funds’ Chief Compliance Officer, who reports directly to the Board, and USBAM (including its Senior Business Line Risk Manager and other members of its management team) to assist the Board in identifying and understanding the nature and extent of such risks and determining whether, and to what extent, such risks may be eliminated or mitigated. Although the risk management policies of USBAM and the other service providers are designed to be effective, those policies and their implementation vary among service providers and over time, and there is no guarantee that they will be effective. Not all risks that may affect the Funds can be identified or processes and controls developed to eliminate or mitigate their occurrence or effects, and some risks are simply beyond any control of the Funds or USBAM, its affiliates or other service providers.

Standing Committees of the Board of Directors

There are currently two standing committees of the Board: Audit Committee and Governance Committee. References to the “Funds” in the committee descriptions below are to the Fund Complex. All committee members are Independent Directors.

	Committee Function	Committee Members	Number of Fund Complex Committee Meetings Held During FAF’s Fiscal Year Ended 8/31/15

Audit Committee	The purposes of the Committee are (1) to oversee the Funds’ accounting and financial reporting policies and practices, their internal controls and, as appropriate, the internal controls of certain service providers; (2) to oversee the quality of the Funds’ financial statements and the independent audit thereof; (3) to assist Board oversight of the Funds’ compliance with legal and regulatory requirements; and (4) to act as a liaison between the Funds’ independent auditors and the full Board. The Audit Committee, together with the Board, has the ultimate authority and responsibility to select, evaluate and, where appropriate, replace the outside auditor (or to nominate the outside auditor to be proposed for shareholder approval in any proxy statement).	Roger A. Gibson (Chair) David K. Baumgardner[1] Mark E. Gaumond[1] Leonard W. Kedrowski Richard K. Riederer James M. Wade	6

	Committee Function	Committee Members	Number of Fund Complex Committee Meetings Held During FAF’s Fiscal Year Ended 8/31/15

Governance Committee	The Committee has responsibilities relating to (1) Board and Committee composition (including interviewing and recommending to the Board nominees for election as directors; reviewing the independence of all independent directors; reviewing Board composition to determine the appropriateness of adding individuals with different backgrounds or skills; reporting to the Board on which current and potential members of the Audit Committee qualify as Audit Committee Financial Experts; recommending a successor to the Board Chair when a vacancy occurs; consulting with the Board Chair on Committee assignments; and in anticipation of the Board’s request for shareholder approval of a slate of directors, recommending to the Board the slate of directors to be presented for Board and shareholder approval); (2) Committee structure (including, at least annually, reviewing each Committee’s structure and membership and reviewing each Committee’s charter and suggesting changes thereto); (3) director education (including developing an annual education calendar; monitoring independent director attendance at educational seminars and conferences; developing and conducting orientation sessions for new independent directors; and managing the Board’s education program in a cost-effective manner); and (4) governance practices (including reviewing and making recommendations regarding director compensation and director expenses; monitoring director investments in the Funds; monitoring compliance with director retirement policies; reviewing compliance with the prohibition from serving on the board of directors of mutual funds that are not part of the Fund Complex; if requested, assisting the Board Chair in overseeing self-evaluation process; in collaboration with outside counsel, developing policies and procedures addressing matters which should come before the Committee in the proper exercise of its duties; reviewing applicable new industry reports and “best practices” as they are published; reviewing and recommending changes in Board governance policies, procedures and practices; reporting the Committee’s activities to the Board and making such recommendations; reviewing and, as appropriate, recommending that the Board make changes to the Committee’s charter).	Richard K. Riederer (Chair) David K. Baumgardner[1] Mark E. Gaumond[1] Roger A. Gibson Leonard W. Kedrowski James M. Wade	5

1 Messrs. Baumgardner and Gaumond were appointed to the Board effective January 1, 2016.

The Governance Committee will consider shareholder recommendations for director nominees in the event there is a vacancy on the Board or in connection with any special shareholders meeting which is called for the purpose of electing directors. FAF does not hold regularly scheduled annual shareholders meetings. There are no differences in the manner in which the Governance Committee evaluates nominees for director based on whether the nominee is recommended by a shareholder.

A shareholder who wishes to recommend a director nominee should submit his or her recommendation in writing to the Chair of the Board (Mr. Kedrowski) or the Chair of the Governance Committee (Mr. Riederer), in either case at First American Funds, P.O. Box 1329, Minneapolis, Minnesota 55440-1329. At a minimum, the recommendation should include:

•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is “independent” within the meaning of New York Stock Exchange and NYSE MKT listing standards and is not an “interested person” as defined in the 1940 Act;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation, together with the number of Fund shares held by such person and the period for which the shares have been held.

The recommendation also can include any additional information that the person submitting it believes would assist the Governance Committee in evaluating the recommendation. Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis and will be kept on file for consideration when there is a vacancy on the Board or prior to a shareholders meeting called for the purpose of electing directors.

Director Ownership of Securities of the Funds or Advisor

The information in the table below discloses the dollar ranges of (i) each Director’s beneficial ownership in FAF, and (ii) each Director’s aggregate beneficial ownership in all funds within the Fund Complex, including in each case the value of fund shares elected by Directors in the Directors’ deferred compensation plan. The dollar range disclosed is based on the value of the securities as of December 31, 2015.

Directors
	Baumgardner[1]	Gaumond[1]	Gibson	Kedrowski	Riederer	Wade
Aggregate Holdings – Fund Complex	—	—	—	—	—	$1-$10,000
Government Obligations Fund	—	—	—	—	—	—
Prime Obligations Fund	—	—	—	—	—	$1-$10,000
Retail Prime Obligations Fund
Tax Free Obligations Fund	—	—	—	—	—	—
Treasury Obligations Fund	—	—	—	—	—	—
U.S. Treasury Money Market Fund	—	—	—	—	—	—

1 Messrs. Baumgardner and Gaumond were appointed to the Board effective January 1, 2016.

As of September 30, 2015, none of the Independent Directors or their immediate family members owned, beneficially, or of record, any securities in (i) an investment advisor or principal underwriter of the Funds or (ii) a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Funds.

Director Qualifications

The Board has determined that each Director should serve or continue to serve as such based on several factors (none of which alone is decisive). Each Director has served in their role as Director of the Funds since at least October 2006 with the exception of Messrs. Baumgardner and Gaumond who were appointed effective January 1, 2016. Each Director is knowledgeable or will become knowledgeable regarding the Funds’ business and service provider arrangements. In addition, each Director other than Messrs. Baumgardner and Gaumond, has served for a number of years as a director of other funds in the Fund Complex, as indicated in the “Independent Directors” table above. Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (i) the individual’s business and professional experience and accomplishments; (ii) the individual’s ability to work effectively with other members of the Board; (iii) the individual’s prior experience, if any, serving on the boards of public companies and other complex enterprises and organizations; and (iv) how the individual’s skills, experiences and attributes would contribute to an appropriate mix of relevant skills, diversity and experience on the Board. The Board believes that, collectively, the Directors have balanced and diverse qualifications, skills, experiences, and attributes, which allow the Board to operate effectively in governing the Funds and protecting the interests of shareholders. Information about the specific qualifications, skills, experiences, and attributes of each Director, which in each case contributed to the Board’s conclusion that the Director should serve (or continue to serve) as a Director of the Funds, is provided in the “Independent Directors” table above.

Director Compensation

Effective January 1, 2016, FAF pays Directors who are not paid employees or affiliates of the Funds an annual retainer of $165,000 ($250,000 in the case of the Chair). The Audit Committee Chair receives an additional annual retainer of $15,000 and the Governance Committee Chair receives an additional annual retainer of $12,000. Prior to January 1, 2016, Directors were paid an annual retainer of $145,000 ($217,500 in the case of the Chair). The Audit Committee Chair and Governance Committee Chair each received an additional annual retainer of $11,250. Prior to January 1, 2015, Directors were paid an annual retainer of $120,000 ($198,750 in the case of the Chair). The Audit Committee Chair and Governance Committee Chair each received an additional annual retainer of $11,250. Prior to October 6, 2014, and with respect to their service as directors of FAF, Mount Vernon Trust and the Closed-End Funds, Directors were paid an annual retainer of $160,000 ($265,000 in the case of the Chair). The Audit Committee Chair and Governance Committee Chair each received an additional annual retainer of $15,000.

Directors also receive $3,500 per day when traveling, on behalf of a Fund, out of town on Fund business which does not involve a Board or committee meeting. In addition, Directors are reimbursed for their out-of-pocket expenses in traveling from their primary or secondary residence to Board and committee meetings, on Fund business and to attend mutual fund industry conferences or seminars. The amounts specified above are allocated evenly among the funds in FAF.

Prior to January 1, 2011, the Directors could elect to defer payment of up to 100% of the fees they received in accordance with a Deferred Compensation Plan (the “Plan”). Under the Plan, a Director could elect to have his or her deferred fees treated as if they had been invested in shares of one or more funds and the amount paid to the Director under the Plan would be determined based on the performance of such investments. Effective January 1, 2011, the Directors may no longer defer payments under the Plan. The prior deferral of fees in accordance with the Plan will have a negligible impact on Fund assets and liabilities and will not obligate the Funds to retain any Director or pay any particular level of compensation. The Funds do not provide any other pension or retirement benefits to Directors.

The following table sets forth information concerning aggregate compensation paid to each Director of FAF (i) by FAF (column 2), and (ii) by FAF and the Closed-End Funds, collectively (column 5) during the fiscal year ended August 31, 2015. Total compensation reflected does not include the portion of the annual retainer and any additional annual retainer attributable to Mount Vernon Trust, which is paid to Directors by USBAM. No executive officer or affiliated person of FAF received any compensation from FAF in excess of $60,000 during such fiscal period.

Estimated Compensation for Fiscal Year Ending August 31, 2016

Name of Person, Position	Aggregate Compensation From Fund[2]	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund[3] and Fund Complex Paid to Directors

David K. Baumgardner[1], Director	$2,882	-	-	$ 91,667
Mark Gaumond[1], Director	2,882	-	-	91,667
Roger A. Gibson, Director	3,144	-0-	-0-	143,167
Leonard W. Kedrowski, Chair	4,367	-0-	-0-	198,977
Richard K. Riederer, Director	3,092	-0-	-0-	141,500
James M. Wade, Director	2,882	-0-	-0-	131,726

1 Messrs. Baumgardner and Gaumond were appointed to the Board effective January 1, 2016.

2 For period from Fund inception ([    ], 2016) through August 31, 2016.

3 For period from September 1, 2015 through August 31, 2016.

Code of Ethics

FAF, USBAM, and Quasar Distributors, LLC have each adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act. Each of these Codes of Ethics permits personnel to invest in securities for their own accounts, including securities that may be purchased or held by the Fund. These Codes of Ethics are on public file with, and are available from, the SEC.

Investment Advisory and Other Services for the Funds

Investment Advisor

USBAM, 800 Nicollet Mall, Minneapolis, Minnesota 55402, serves as the investment advisor and manager of the Funds. The Advisor is a wholly owned subsidiary of U.S. Bank, 800 Nicollet Mall, Minneapolis, Minnesota 55402, the nation’s fifth-largest commercial bank. U.S. Bank is, in turn, a wholly-owned subsidiary of U.S. Bancorp, 800 Nicollet Mall, Minneapolis, Minnesota 55402, which is a regional multi-state bank holding company headquartered in Minneapolis, Minnesota. U.S. Bancorp provides a wide range of financial services for consumers, businesses, government entities and other financial institutions. At June 30, 2015, U.S. Bancorp and its subsidiaries had consolidated assets of $419 billion, consolidated deposits of $296.8 billion and shareholders’ equity of $44.5 billion.

Pursuant to an Investment Advisory Agreement, dated January 20, 1995 (the “Advisory Agreement”), the Funds engaged U.S. Bank, through its First American Asset Management division (“FAAM”), to act as investment advisor for, and to manage the investment of, the series of FAF then in existence. The Advisory Agreement was assigned to the Advisor on May 2, 2001. Under the terms of the Advisory Agreement, the Fund has agreed to pay the Advisor monthly fees calculated on an annual basis equal to 0.10% of the Fund’s average daily net assets (before any waivers).

The Advisory Agreement requires the Advisor to arrange, if requested by FAF, for officers or employees of the Advisor to serve without compensation from the Funds as Directors, officers, or employees of FAF if duly elected to such positions by the shareholders or Directors of FAF. The Advisor has the authority and responsibility to make and execute investment decisions for the Funds within the framework of the Funds’ investment policies, subject to review by the Board. The Advisor is also responsible for monitoring the performance of the various organizations providing services to the Funds, including the Funds’ distributor, shareholder services agent, custodian, and accounting agent, and for periodically reporting to the Board on the performance of such organizations. The Advisor will, at its own expense, furnish the Funds with the necessary personnel, office facilities, and equipment to service the Funds’ investments and to discharge its duties as investment advisor of the Funds.

In addition to the investment advisory fee, each Fund pays all of its expenses that are not expressly assumed by the Advisor or any other organization with which the Fund may enter into an agreement for the performance of services. Each Fund is liable for such nonrecurring expenses as may arise, including litigation to which the Fund may be a party. FAF may have an obligation to indemnify its Directors and officers with respect to such litigation. The Advisor will be liable to the Funds under the Advisory Agreement for any negligence or willful misconduct by the Advisor other than liability for investments made by the Advisor in accordance with the explicit direction of the Board or the investment objectives and policies of the Funds. The Advisor has agreed to indemnify the Funds with respect to any loss, liability, judgment, cost or penalty that a Fund may suffer due to a breach of the Advisory Agreement by the Advisor.

The Advisor may agree to a voluntary fee waiver for the Fund, which will be set forth in the Fund’s Prospectuses. Any such fee waiver (or reimbursement) may be discontinued at any time. The Advisor also may absorb or reimburse expenses of the Fund from time to time, in its discretion, while retaining the ability to be reimbursed by the Fund for such amounts prior to the end of the fiscal year. This practice would have the effect of lowering a Fund’s overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are absorbed or reimbursed, as the case may be.

Additional Payments to Financial Intermediaries

In addition to the sales charge payments and the distribution, service and transfer agency fees described in the Prospectuses and elsewhere in this SAI, the Advisor and/or the Distributor may make additional payments out of its own assets to selected intermediaries that attract assets to the Fund (such as brokers, dealers, banks, registered investment advisors, retirement plan administrators and other intermediaries; hereinafter, individually, “Intermediary,” and collectively, “Intermediaries”) pursuant to arrangements involving sales, distribution, shelf space, sub-accounting, administrative or shareholder processing services.

The amounts of these payments could be significant and may create an incentive for an Intermediary or its representatives to recommend or offer shares of the Fund to its customers. The Intermediary may elevate the prominence or profile of the Fund within the Intermediary’s organization by, for example, placing a Fund on a list of preferred or recommended funds, and/or granting the Advisor and/or the Distributor preferential or enhanced opportunities to promote the Fund in various ways within the Intermediary’s organization.

These payments are made pursuant to negotiated agreements with Intermediaries. The payments do not change the price paid by investors for the purchase of a share or the amount a Fund will receive as proceeds from such sales. Furthermore, these payments are not reflected in the fees and expenses listed in the fee table section of the Fund’s Prospectuses and described above because they are not paid by the Fund.

The categories of payments described below are not mutually exclusive, and a single Intermediary may receive payments under all categories.

Marketing Support Payments and Program Servicing Payments

The Advisor and/or the Distributor may make payments for marketing support and/or program servicing to selected Intermediaries that are registered as holders or dealers of record for accounts invested in one or more of the First American Funds or that make First American Fund shares available through employee benefit plans or fee-based advisory programs to compensate them for the variety of services they provide.

Marketing Support Payments. Services for which an Intermediary receives marketing support payments may include business planning assistance, advertising, educating the Intermediary’s personnel about the First American Funds in connection with shareholder financial planning needs, placement on the Intermediary’s preferred or recommended fund company list, and access to sales meetings, sales representatives and management representatives of the Intermediary. In addition, Intermediaries may be compensated for enabling Fund representatives to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events and other events sponsored by the Intermediary.

The Advisor and/or the Distributor compensates Intermediaries differently depending upon, among other factors, the number or value of Fund shares that the Intermediary sells or may sell, the value of the assets invested in the Fund by the Intermediary’s customers, redemption rates, ability to attract and retain assets, reputation in the industry and the level and/or type of marketing assistance and educational activities provided by the Intermediary. Such payments are generally asset based but also may include the payment of a lump sum.

Program Servicing Payments. Services for which an Intermediary receives program servicing payments typically include recordkeeping, reporting, or transaction processing, but may also include services rendered in connection with Fund/investment selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services. An Intermediary may perform program services itself or may arrange with a third party to perform program services.

Program servicing payments typically apply to employee benefit plans, such as retirement plans, or fee-based advisory programs, but may apply to retail sales and assets in certain situations. The payments are based on such factors as the type and nature of services or support furnished by the Intermediary and are generally asset based.

Marketing Support and Program Servicing Payment Guidelines. In the case of any one Intermediary, marketing support and program servicing payments are not expected, with certain limited exceptions, to exceed, in the aggregate, 0.47% of the average net assets of Fund shares attributable to that Intermediary on an annual basis. U.S. Bank, N.A. and its affiliates are eligible to receive payments that exceed 0.47% of the average net assets of Fund shares attributable to U.S. Bank, N.A. or its affiliates on an annual basis.

Other Payments

From time to time, the Advisor and/or the Distributor, at its expense, may provide other compensation to Intermediaries that sell or arrange for the sale of shares of the Fund, which may be in addition to marketing support and program servicing payments described above. For example, the Advisor and/or the Distributor may: (i) compensate Intermediaries for National Securities Clearing Corporation networking system services (e.g., shareholder communication, account statements, trade confirmations, and tax reporting) on an asset based or per account basis; (ii) compensate Intermediaries for providing Fund shareholder trading information; (iii) make one-time or periodic payments to reimburse selected Intermediaries for items such as ticket charges (i.e., fees that an Intermediary charges its representatives for effecting transactions in Fund shares) of up to $25 per purchase or exchange order, operational charges (e.g., fees that an Intermediary charges for establishing a Fund on its trading system), and literature printing and/or distribution costs; and (iv) at the direction of a retirement plan’s sponsor, reimburse or pay direct expenses of an employee benefit plan that would otherwise be payable by the plan.

When not provided for in a marketing support or program servicing agreement, the Advisor and/or the Distributor may pay Intermediaries for enabling the Advisor and/or the Distributor to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other Intermediary employees, client and investor events and other Intermediary-sponsored events, and for travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, asset retention and due diligence trips. These payments may vary depending upon the nature of the event. The Advisor and/or the Distributor makes payments for such events as it deems appropriate, subject to its internal guidelines and applicable law.

The Advisor and/or the Distributor occasionally sponsors due diligence meetings for registered representatives during which they receive updates on the Fund and are afforded the opportunity to speak with portfolio managers. Invitations to these meetings are not conditioned on selling a specific number of shares. Those who have shown an interest in the Fund, however, are more likely to be considered. To the extent permitted by their firm’s policies and procedures, all or a portion of registered representatives’ expenses in attending these meetings may be covered by the Advisor and/or the Distributor.

Certain affiliates of the Advisor and employees of the Advisor may receive cash compensation from the Advisor and/or the Distributor in connection with establishing new client relationships with the First American Funds. Total compensation of employees of the Advisor and/or the Distributor with marketing and/or sales responsibilities is based in part on their generation of new client relationships, including new client relationships with the First American Funds.

Other compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as FINRA. Investors can ask their Intermediary for information about any payments it receives from the Advisor and/or the Distributor and the services it provides for those payments.

Investors may wish to take Intermediary payment arrangements into account when considering and evaluating any recommendations relating to Fund shares.

Intermediaries Receiving Additional Payments

The following is a list of Intermediaries eligible to receive one or more of the types of payments discussed above as of June 10, 2016:

ADP Broker-Dealer, Inc.

American Enterprise Investment Services, Inc.

Ameriprise Financial Services, Inc.

Bank of New York Mellon (The)

Benefit Plans Administrative Services, Inc.

Benefit Trust Company

Charles Schwab & Co., Inc.

Comerica Bank

Country Trust Bank

Digital Retirement Solutions, Inc.

ExpertPlan, Inc.

Fidelity Brokerage Services LLC / National Financial Services LLC / Fidelity Investments Institutional Operations Company, Inc.

Goldman, Sachs & Co.

GWFS Equities, Inc.

Hartford Securities Distribution Company, Inc.

Hightower Securities, LLC

ICMA Retirement Corporation

ING Life Insurance and Annuity Company / ING Institutional Plan Services LLC

J.M. Lummis Securities, Inc.

J.P. Morgan Clearing Corp.

Janney Montgomery Scott LLC

LaSalle Bank National Association

Lincoln Retirement Services Company LLC / AMG Service Corp.

LPL Financial LLC

Marshall & Ilsley Trust Company, N.A.

Massachusetts Mutual Life Insurance Company

Mercer HR Outsourcing LLC

Merrill Lynch, Pierce, Fenner & Smith Incorporated

Merriman Curhan Ford & Co.

Mid Atlantic Capital Corporation

MSCS Financial Services, LLC

My Treasury Limited

Nationwide Financial Services, Inc.

Newport Retirement Services, Inc.

Pershing LLC

Piper Jaffray & Company

Principal Life Insurance Company

RBC Dain Rauscher, Inc.

Reliance Trust Company

Robert W. Baird & Co., Inc.

State Street Global Advisors

SunGard Institutional Brokerage, Inc.

SVB Asset Management

TD Ameritrade Trust Company

TIAA-CREF Individual & Institutional Services, LLC

Treasury Curve, LLC

U.S. Bancorp Fund Services, LLC

U.S. Bancorp Investments, Inc.

U.S. Bank, N.A.

Union Bank, N.A.

VALIC Retirement Services Company

Wells Fargo Securities, LLC

Wilmington Trust Company

Wilmington Trust Retirement and Institutional Services Company

Any additions, modification or deletions to the list of Intermediaries identified above that have occurred since June 10, 2016, are not reflected.

Administrator

U.S. Bancorp Asset Management, Inc. (the “Administrator”) serves as administrator pursuant to an Administration Agreement between the Administrator and the Funds, dated as of July 1, 2006. Under the Administration Agreement, the Administrator provides, or compensates others to provide, services to the Funds. These services include various oversight and legal services, accounting services and shareholder services. The Funds pay the Administrator fees which are calculated daily and paid monthly. Such fees are equal to each Fund’s pro rata share of an amount equal, on an annual basis, to 0.20% of the aggregate average daily Class A share net assets and 0.15% of the aggregate average daily net assets for all other share classes of the Funds up to $8 billion, 0.185% for Class A shares and 0.135% for all other share classes on the next $17 billion of aggregate average daily net assets, 0.17% for Class A shares and 0.12% for all other classes on the next $25 billion of aggregate average daily net assets, and 0.15% for Class A shares and 0.10% for all other classes of the aggregate average daily net assets in excess of $50 billion. The Administrator pays a portion of such fees to U.S. Bancorp Fund Services, LLC (“USBFS”), 615 East Michigan Street, Milwaukee, WI 53202, pursuant to a Sub-Administration Agreement dated July 1, 2005 whereby USBFS provides various sub-administration services. USBFS is a wholly-owned subsidiary of U.S. Bancorp.

Effective July 1, 2005, FAF entered into a Shareholder Service Plan and Agreement with USBAM, under which USBAM agreed to provide FAF, or enter into written agreements with other service providers pursuant to which the service providers will provide FAF, with non-distribution-related services to shareholders of Class A, Class D, Class T, and Class Y shares. The Shareholder Service Plan and Agreement was amended effective February 22, 2006, to add Class V shares.

In the Shareholder Services Plan and Agreement, USBAM agreed that the services provided thereunder will in no event be primarily intended to result in the sale of Fund shares. Pursuant to the Shareholder Service Plan and Agreement, the Funds have agreed to pay USBAM a fee at an annual rate of 0.25% of the average net asset value of the Class A, Class D, and Class Y shares, a fee at an annual rate of 0.20% of the average net asset value of the Class T shares, and a fee at an annual rate of 0.10% of the average net asset value of the Class V shares computed daily and paid monthly.

Transfer Agent

USBFS serves as the Funds’ transfer agent pursuant to a Transfer Agency and Shareholder Servicing Agreement between USBFS and the Funds dated July 1, 2006. Pursuant to the Transfer Agency and Shareholder Servicing Agreement, the Funds are charged transfer agent fees on a per shareholder account basis, subject to a minimum per share class fee. These fees are charged to each Fund based on the number of accounts within the Fund. The Fund reimburses USBFS for out-of-pocket expenses incurred in providing transfer agent services.

Distributor

Quasar Distributors, LLC serves as the distributor for the Funds’ shares pursuant to distribution agreements applicable to the various share classes. These agreements are referred to collectively as the “Distribution Agreements.” The Distributor is a wholly owned subsidiary of U.S. Bancorp.

Fund shares and other securities distributed by the Distributor are not deposits or obligations of, or endorsed or guaranteed by, U.S. Bank or its affiliates, and are not insured by the Deposit Insurance Fund, which is administered by the FDIC.

Under the Distribution Agreements, the Distributor has agreed to perform all distribution services and functions of the Funds to the extent such services and functions are not provided to the Funds pursuant to another agreement. The shares of the Funds are distributed through the Distributor and through securities firms, financial institutions (including, without limitation, banks) and other industry professionals (the “Participating Institutions”) which enter into sales agreements with the Distributor to perform share distribution or shareholder support services.

Under the Distribution Agreements, the Funds pay the Distributor distribution and/or shareholder servicing fees in connection with Class A and Class D shares. The Distributor receives no compensation for distribution or shareholder servicing of the Class T, Class V, Class Y, and Class Z.

The Distribution Agreements provide that they will continue in effect for a period of more than one year from the date of their execution only so long as such continuance is specifically approved at least annually by the vote of a majority of the Board and by the vote of the majority of those Board members who are not interested persons of FAF and who have no direct or indirect financial interest in the operation of FAF’s Rule 12b-1 Plan or in any agreement related to such plans.

FAF has also adopted Plans of Distribution with respect to the Class A and Class D shares of the Funds pursuant to Rule 12b-1 under the 1940 Act (collectively, the “Plans”). Rule 12b-1 provides in substance that a mutual fund may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of shares, except pursuant to a plan adopted under Rule 12b-1. Each of the Plans is a “compensation-type” plan under which the Distributor is entitled to receive the fees payable regardless of whether its actual distribution expenses are more or less than the amount of the fees. The distribution fees under the Plans are used for the primary purpose of compensating broker-dealers for their sale of fund shares. The shareholder servicing fees payable under the Plans are used for the primary purpose of compensating third parties for their provision of services to Fund shareholders.

The Class A shares pay to the Distributor a distribution fee at an annual rate of 0.25% of the average daily net assets of the Class A shares. The fee may be used by the Distributor to compensate brokers for providing distribution-related services with respect to the Class A shares. This fee is calculated and paid each month based on average daily net assets of Class A shares of each Fund for that month.

The Class D shares of each Fund pay a distribution fee to the Distributor monthly at the annual rate of 0.15% of each Fund’s Class D share average daily net assets. The fee may be used by the Distributor to compensate brokers for providing distribution-related services with respect to the Class D shares. This fee is calculated and paid each month based on average daily net assets of Class D shares of each Fund for that month.

The Plan recognizes that the Distributor, any Participating Institution, the Administrator, and the Advisor, in their discretion, may from time to time use their own assets to pay for certain additional costs in connection with the distribution or shareholder servicing of Class A and Class D shares of the Funds. Any such arrangements to pay such additional costs may be commenced or discontinued by the Distributor, any Participating Institution, the Administrator, or the Advisor at any time.

Custodian and Independent Registered Public Accounting Firm

Custodian

U.S. Bank (the “Custodian”), 1555 N. Rivercenter Drive, Suite 302, Milwaukee, WI 53212, acts as custodian of the Funds’ assets and portfolio securities pursuant to a Custodian Agreement between First Trust National Association (“First Trust”) and the Funds. First Trust’s rights and obligations under the Custodian Agreement were assigned to U.S. Bank pursuant to an Assignment and Assumption Agreement between First Trust and U.S. Bank. The Custodian takes no part in determining the investment policies of the Funds or in deciding which securities are purchased or sold by the Funds. The duties of the Custodian are limited to receiving and safeguarding the assets and securities of the Funds and to delivering or disposing of them pursuant to the Funds’ order.

As compensation for its services as custodian to the Funds, the Custodian is paid a monthly fee calculated on an annual basis equal to 0.005% of each such Fund’s average daily net assets. In addition, the Custodian is reimbursed for its out-of-pocket expenses incurred while providing services to the Funds. The Custodian continues to serve so long as its appointment is approved at least annually by the Board including a majority of the Directors who are not “interested persons” of FAF, as that term is defined in the 1940 Act.

Independent Registered Public Accounting Firm

Ernst & Young, LLP, 220 South Sixth Street, Suite 1400, Minneapolis, Minnesota 55402, serves as the Fund’s independent registered public accounting firm, providing audit services, including audits of the annual financial statements.

Proxy Voting

Because the Fund invests primarily in short-term debt obligations, the probability of the Fund or USBAM receiving a proxy request on behalf of the Fund is remote. Nonetheless, the Fund has adopted Proxy Voting Policies and Procedures that delegate the responsibility of voting proxies to USBAM. The Proxy Voting Policies and Procedures of the Fund is attached as Appendix A.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, 2015 is available, without charge and upon request, by calling 800 677-3863 and on the SEC’s website at www.sec.gov.

Portfolio Transactions

The Fund’s portfolios are almost exclusively composed of fixed income securities and most of the portfolio transactions are made directly with the issuer of the securities or with broker-dealers acting for their own account or as agents. A Fund does not usually pay brokerage commissions on purchases and sales of fixed income securities, although the price of the securities generally includes compensation, in the form of a spread or mark-up or mark-down, which is not disclosed separately.

The Advisor determines the broker-dealers with or through which the Fund’s securities transactions are executed. The primary consideration in placing a portfolio transaction with a particular broker-dealer is efficiency in executing orders and obtaining the most favorable net prices for the Fund under the circumstances of each particular transaction. More specifically, the Advisor considers the full range and quality of the services offered by a broker-dealer. The determination may include the competitiveness of price; access to desirable securities; willingness and ability to execute difficult or large transactions; value, nature, and quality of any brokerage and research products and services provided; financial responsibility (including willingness to commit capital) of the broker-dealer; ability to minimize market impact; maintenance of the confidentiality of orders; responsiveness of the broker-dealer to the Advisor; and ability to settle trades. For transactions where competitiveness of price is the determining factor, all other factors being equal, the Advisor will seek to obtain more than one offer or bid on purchases and sales of securities to the extent they are available. The Advisor may, however, select a dealer to effect a particular transaction without communicating with all dealers who might be able to effect such transaction because of the volatility of the market and the Advisor’s desire to accept a particular price for a security because the price offered by the dealer meets the Advisor’s guidelines for profit, yield, or both. While it is the Advisor’s policy to seek the most advantageous price on each transaction, there is no assurance it will be successful in doing so on every transaction.

When consistent with the best execution objectives described above, business may be placed with broker-dealers who furnish brokerage and research products and services to the Advisor. Such brokerage and research products and services would include advice, both directly and in writing, as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities, as well as analyses and reports concerning issues, industries, securities, economic factors and trends and portfolio strategy. The research products and services may allow the Advisor to supplement its own investment research activities and enable it to obtain the views and information of individuals and research staffs of many different securities firms prior to making investment decisions for the Fund. To the extent portfolio transactions are effected with broker-dealers who furnish research services, the Advisor would receive a benefit, which is not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Funds from these transactions. As a general matter, the brokerage and research products and services that the Advisor receives from broker-dealers are used to service all of the Advisor’s accounts. However, any particular brokerage and research product or service may not be used to service each and every account, and may not benefit the particular accounts that generated the brokerage commissions used to acquire the product or service.

The Advisor has not entered into any formal or informal agreements with any broker-dealers, and does not maintain any “formula” that must be followed in connection with the placement of the Fund’s portfolio transactions in exchange for brokerage and research products and services provided to the Advisor. The Advisor may, from time to time, maintain an informal list of broker-dealers that will be used as a general guide in the placement of Fund business in order to encourage certain broker-dealers to provide the Advisor with brokerage and research products and services, which the Advisor anticipates will be useful to it. Any list, if maintained, would be merely a general guide, which would be used only after the primary criteria for the selection of broker-dealers (discussed above) has been met, and, accordingly, substantial deviations from the list could occur. While it is not expected that any Fund will pay brokerage commissions, if it does, the Advisor would authorize the Fund to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker-dealer would have charged only if the Advisor determined in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or the Advisor’s overall responsibilities with respect to the Funds.

Generally, the Advisor does not aggregate or “bunch” fixed income securities orders. The Advisor may, however, bunch orders in the same fixed income securities for all accounts, provided that no account is favored over any other participating account, in an effort to obtain best execution at the best price available. Any subsequent order for the same security is treated as a separate order, which may be aggregated with remaining unfilled orders for the same security. In some cases, this system could have a detrimental effect on the price or volume of the security as far as each account is concerned. In other cases, however, the ability of the accounts to participate in volume transactions will produce better executions for each account. It is the Advisor’s policy to allocate investment opportunities among all accounts in a fair and equitable manner that does not systematically favor one account over any other, by providing buy and sell opportunities to all accounts. Orders for fixed income securities will be allocated across participating accounts using one of three approved allocation methods: pro rata allocation, pro rata excluding accounts for which transaction and processing costs would exceed the expected benefit of the trade, and the good faith judgment method. Selection of the allocation method will consider one or more of the following factors:

•	Nature of the security to be allocated;

•	Current holdings in the issuer;

•	Size of the available position;

•	Current duration;
•	Current credit score (short-term fixed income portfolios only);

•	Minimizing operational and trading risk;

•	Account investment policies, restrictions and constraints;

•	Account liquidity needs;

•	Availability of cash; and

•	Any other information the Advisor considers relevant.

The Fund does not effect brokerage transactions in its portfolio securities with any broker-dealer affiliated directly or indirectly with the Advisor or the Distributor unless such transactions, including the frequency thereof, the receipt of commissions payable in connection therewith, and the selection of the affiliated broker-dealer effecting such transactions, are not unfair or unreasonable to the shareholders of the Fund, as determined by the Board. Any transactions with an affiliated broker-dealer must be on terms that are both at least as favorable to the Fund as such Fund can obtain elsewhere and at least as favorable as such affiliated broker-dealer normally gives to others.

Capital Stock

Each share of the Fund’s $.01 par value common stock is fully paid, nonassessable, and transferable. Shares may be issued as either full or fractional shares. Fractional shares have pro rata the same rights and privileges as full shares. Shares of the Fund have no preemptive or conversion rights.

Each share of the Fund has one vote. On some issues, such as the election of Directors, all shares of the Fund vote together as one series. The shares do not have cumulative voting rights. Consequently, the holders of more than 50% of the shares voting for the election of Directors are able to elect all of the Directors if they choose to do so. On issues affecting only a particular Fund or class, the shares of that Fund or class will vote as a separate series. Examples of such issues would be proposals to alter a fundamental investment restriction pertaining to a Fund or to approve, disapprove or alter a distribution plan pertaining to a class.

The Bylaws of FAF provide that annual shareholders’ meetings are not required and that meetings of shareholders need be held only with such frequency as required under Minnesota law and the 1940 Act.

As of the date of this Statement of Additional Information, there were no shares of the Fund outstanding.

Net Asset Value and Public Offering Price

The public offering price of the shares of a Fund generally equals the Fund’s net asset value. The net asset value per share of a Fund is calculated on each day the Fund is open for business at the time indicated in the Fund’s Prospectuses. The net asset value may be calculated early on any business day when the bond markets close early (typically on the business day preceding a Federal holiday). The Fund is generally open for business each day that the Federal Reserve Bank of New York (the “Federal Reserve”) is open, except as noted below. In addition to weekends, the Federal Reserve is closed on the following Federal holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day, and Christmas Day. A Fund may close when the Federal Reserve is open and the NYSE is closed, such as Good Friday. To the extent that the securities of a Fund are traded on days that the Fund is not open for business, the Fund’s net asset value per share may be affected on days when investors may not purchase or redeem shares.

Valuation of Portfolio Securities

The Fund’s portfolio securities are valued on the basis of the amortized cost method of valuation. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of a Fund computed as described above may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values, and existing investors in the Fund would receive less investment income. The converse would apply in a period of rising interest rates.

The valuation of the Fund’s portfolio instruments based upon their amortized cost and the concomitant maintenance of each Fund’s per share net asset value of $1.00 is permitted in accordance with Rule 2a-7, under which the Fund must adhere to certain conditions, including the conditions described above under “Investment Restrictions – Additional Restrictions.” It is the normal practice of the Fund to hold portfolio securities to maturity and realize par unless such sale or other disposition is mandated by redemption requirements or other extraordinary circumstances. The Board must establish procedures designed to stabilize, to the extent reasonably possible, the Fund’s price per share as computed for the purpose of sales and redemptions at a single value. It is the intention of each Fund to maintain a per share net asset value of $1.00. Such procedures will include review of each Fund’s portfolio holdings at such intervals as the Board may deem appropriate, to determine whether the Fund’s net asset value calculated by using available market quotations deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the Board determines that a deviation which may have such a result exists, they will take such corrective action as they regard as necessary and appropriate.

Taxes

The Fund intends to qualify and to elect to be treated each year as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”). If so qualified, the Fund will not be liable for federal income taxes to the extent it distributes its taxable income to its shareholders.

The Fund expects to distribute net realized short-term capital gains (if any) once each year, although it may distribute them more frequently if necessary in order to maintain the Fund’s net asset value at $1.00 per share. Distributions of net investment income and net short-term capital gains are taxable to investors as ordinary income.

Under the Code, the Fund is required to withhold 28% of reportable payments (including dividends, capital gain distributions, if any, and redemptions) paid to certain shareholders who have not certified that (i) the social security number or taxpayer identification number supplied by them is correct and (ii) they are not subject to backup withholding because of previous under reporting to the IRS. These backup withholding requirements generally do not apply to shareholders that are corporations or governmental units or certain tax-exempt organizations.

Additional Information about Purchasing and Redeeming Shares

Under certain circumstances, if no activity occurs in an account within a time period specified by state law, your shares in the fund may be transferred to that state.

Additional Charges

Investment professionals or financial institutions may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual investment professional or financial institution. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the

Prospectuses and this SAI. Your investment professional or financial institution will provide you with specific information about any processing or service fee you will be charged.

Receipt of Orders by Financial Intermediaries

The Fund has authorized one or more Intermediaries to receive purchase and redemption orders on the Fund’s behalf. Intermediaries are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. A Fund will be deemed to have received a purchase or redemption order when an authorized Intermediary or, if applicable, an Intermediary’s authorized designee, receives the order. An order will be priced at the applicable Fund’s net asset value next computed after the order is received by an authorized Intermediary or the Intermediary’s authorized designee and accepted by the Fund.

Redeeming Shares By Telephone

A shareholder may redeem shares of a Fund, if he or she elects the privilege on the initial shareholder application, by calling his or her financial institution to request the redemption. Pursuant to instructions received from the financial institution, redemptions will be made by check, by ACH transaction, or by wire transfer.

Shareholders who did not purchase their shares through a financial institution may redeem Fund shares by telephoning 800 677-3863. At the shareholder’s request, redemption proceeds will be paid by check and mailed to the shareholder’s address of record, or ACH or wire transferred to the shareholder’s account at a domestic commercial bank that is a member of the Federal Reserve System, normally within one business day, but in no event longer than seven days after the request. ACH and wire instructions must be previously established in the account or provided in writing. The minimum amount for a wire transfer is $1,000. If at any time a Fund determines it necessary to terminate or modify this method of redemption, shareholders will be promptly notified.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If this should occur, another method of redemption should be considered. Neither the Administrator nor the Fund will be responsible for any loss, liability, cost or expense for acting upon wire transfer instructions or telephone instructions that they reasonably believe to be genuine. The Administrator and the Fund will each employ reasonable procedures to confirm that instructions communicated are genuine. These procedures may include recording of telephone conversations. To ensure authenticity of redemption or exchange instructions received by telephone, the Administrator examines each shareholder request by verifying the account number and/or tax identification number at the time such request is made. The Administrator subsequently sends confirmation of both exchange sales and exchange purchases to the shareholder for verification. If reasonable procedures are not employed, the Administrator and the Fund may be liable for any losses due to unauthorized or fraudulent telephone transactions.

Redeeming Shares By Mail

Shareholders may redeem Fund shares by sending a written request to their investment professional, their financial institution, or the Fund. The written request should include the shareholder’s name, the Fund name, the account number, and the share or dollar amount requested to be redeemed, and should be signed exactly as the shares are registered. Shareholders should call the Funds, shareholder servicing agent or financial institution for assistance in redeeming by mail. A check for redemption proceeds normally is mailed within one business day, but in no event more than seven business days, after receipt of a proper written redemption request.

Shareholders requesting a redemption of $50,000 or more, a redemption of any amount to be sent to an address other than that on record with the Funds, or a redemption payable other than to the shareholder of record, must have signatures on written redemption requests guaranteed by:

•	a trust company or commercial bank, the deposits of which are insured by the Deposit Insurance Fund, which is administered by the FDIC;

•	a member firm of the New York, NYSE MKT, Boston, Midwest, or Pacific Stock Exchanges or the Financial Industry Regulatory Authority;

•	a savings bank or savings and loan association the deposits of which are insured by the Deposit Insurance Fund, which is administered by the FDIC; or

•	any other “eligible guarantor institution,” as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and the Transfer Agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantees to institutions that are members of a signature guarantee program. The Fund and the Transfer Agent reserve the right to amend these standards at any time without notice.

Redeeming Shares By Checking Account – Class A Shares Only

At the shareholder’s request, the Transfer Agent will establish a checking account for redeeming Fund shares. With a Fund checking account, shares may be redeemed simply by writing a check for $100 or more, unless your investment professional or financial institution requires a higher minimum. The redemption will be made at the net asset value on the date that the Transfer Agent presents the check to a Fund. A check may not be written to close an account. If a shareholder wishes to redeem shares and have the proceeds available, a check may be written and negotiated through the shareholder’s bank. Checks should never be sent to the Transfer Agent to redeem shares. Copies of canceled checks are available upon request. A fee is charged for this service. For further information, contact the Funds.

Redemption Before Purchase Instruments Clear

When shares are purchased by check or with funds transferred through the Automated Clearing House, the proceeds of redemption of those shares are not available until the Transfer Agent is reasonably certain that the purchase payment has cleared, which could take up to 15 calendar days from the purchase date.

Exchanging Shares among Fund Families

The Fund is offered as money market exchange vehicles for certain other mutual fund families that have entered into agreements with the Fund’s distributor or transfer agent. If you are using the Fund as such an exchange vehicle, you may exchange your shares only for shares of the funds in that other mutual fund family; you may not exchange your shares for shares of another Fund. You may be assessed certain transactional or service fees by your original mutual fund family in connection with any such exchange. In addition, you may be subject to the following CDSC schedules of such fund family, also described below and believed to be current through the date of this SAI.

Research Requests

The Fund reserves the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

Short-Term Ratings

The Fund’s investments are limited to securities that, at the time of acquisition, are “Eligible Securities.” Eligible Securities include, among others, securities that are rated by two Nationally Recognized Statistical Rating Organizations in one of the two highest categories for short-term debt obligations, such as A-1 or A-2 by Standard & Poor’s Rating Services, a division of The McGraw-Hill Companies, Inc., or Prime-1 or Prime-2 by Moody’s Investors Service, Inc.

Standard & Poor’s

A-1. A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2. A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

Moody’s

Prime-1. Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

•	Leading market positions in well-established industries.

•	High rates of return on funds employed.

•	Conservative capitalization structure with moderate reliance on debt and ample asset protection.

•	Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

•	Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2. Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Financial Statements

As of the date of this SAI, the fund had not yet commenced operations and had no financial highlights to report.

APPENDIX A

Proxy Voting - Fund

First American Funds

Effective Date: 10/31/2014

Regulatory Highlights

Registered investment management companies are required to provide disclosure about how they vote proxies relating to portfolio securities they hold and to disclose the policies and procedures that they use to determine how to vote proxies relating to portfolio securities. They are also required to file with the SEC and to make available to shareholders the specific proxy votes that they cast in shareholder meetings of issuers of portfolio securities. An investment adviser voting proxies on behalf of a fund must do so in a manner consistent with the best interests of the fund and its shareholders.

Regulatory Requirements

•	Release Nos. 33-8188, 34-47304, IC-25922: Disclosure of Proxy Voting Policies and Proxy Voting Records by Registered Management Investment Companies

•	Rule 30b1-4 of the Investment Company Act of 1940

Policy Objective Statement

The objective of this policy is to ensure that proxies voted on behalf of the Funds were voted in a manner consistent with the best interests of the Funds and their shareholders.

Entities Affected

First American Funds, Inc. and Mount Vernon Securities Lending Trust

Exceptions and Entities Excluded

Institutional Advisory Clients are covered by a separate policy.

Terms

Funds	Includes all series of First American Funds, Inc. and Mount Vernon Securities Lending Trust.
Board	First American Funds Board of Directors
Institutional Advisory Clients	All accounts other than the First American Funds and Securities Lending Separate Accounts whose portfolios are managed by USBAM pursuant to an investment management agreement.
IPC	Investment Practices Committee
SEC	Securities and Exchange Commission
USBAM or Advisor	U.S. Bancorp Asset Management, Inc.

Compliance Control Procedures

Conflicts of Interest

As an affiliate of U.S. Bancorp, a large multi-service financial institution, USBAM recognizes that there are circumstances wherein it may have a perceived or real conflict of interest in voting the proxies of issuers or proxy proponents (e.g., a special interest group) who are clients or potential clients of some part of the U.S. Bancorp enterprise. Directors and officers of such companies may have personal or familial relationships with the U.S.Bancorp enterprise and/or its employees that could give rise to potential conflicts of interest.

A.	Proxy Voting

•	When a Fund proxy is received, it will be voted by the Chief Investment Officer.

B.	Control Procedures

Preventative Control Procedures

•	USBAM will vote proxies in the best interest of the Funds regardless of real or perceived conflicts of interest. To minimize this risk, the IPC will discuss conflict avoidance at least annually to ensure that appropriate parties understand the actual and perceived conflicts of interest proxy voting may face.

•	If any member of the IPC becomes aware of a material conflict for USBAM, they will bring the matter to the General Counsel to convene a meeting of the IPC which will determine a course of action designed to address the conflict. Such actions could include, but are not limited to:

1.	Abstaining from voting; or

2.	Voting in proportion to the other shareholders to the extent this can be determined.

3.	Recusing an IPC member from all discussion or consideration of the matter, if the material conflict is due to such person’s actual or potential conflict of interest.

Detective Control Procedures

•	In addition to all of the above, employees of USBAM must notify USBAM’s Chief Compliance Officer of any direct, indirect or perceived improper influence exerted by any employee, officer or director within the U.S. Bancorp enterprise or First American Fund complex with regard to how USBAM should vote proxies.

•	The Chief Compliance Officer, or their designee, will investigate the allegations and will report the findings to USBAM’s Chief Executive Officer and the General Counsel.

•	To ensure USBAM has met its fiduciary duty to the Funds, the Chief Investment Officer will certify quarterly that:

1.	There were no proxies received for the Funds during the quarter; or,

2.	If proxies were voted, that either no material conflict(s) of interest existed in connection with a proxy voted for any security held in the Funds, or if a material conflict of interest occurred in connection with a proxy voted for a security held in the Funds, the certification will require a description of the material conflict of interest, and a statement that any advice received regarding a proxy was not unduly influenced by an individual or group that may have an economic interest in the outcome of the proxy vote; and,

3.	If proxies were received and voted against Management recommendation, then the certification will require documentation of the reasons for voting against Management recommendation.

•	Compliance reviews the Quarterly Proxy Voting Certification for material conflicts and undue influence.

Corrective Control Procedures

•	If it is determined that improper influence was attempted, appropriate action shall be taken. Such appropriate action may include disciplinary action, notification of the appropriate senior managers within the U.S. Bancorp enterprise, or notification of the appropriate regulatory authorities. In all cases, the IPC shall not consider any improper influence in determining how to vote proxies.

C.	Securities Lending Control Procedures

Certain Funds participate in U.S. Bank’s securities lending program. If a portfolio security is on loan as of the shareholder meeting record date, then the Funds will not have the right to vote the proxies.

Preventative Control Procedures

•	Portfolio Managers and/or Analysts, who become aware of upcoming proxy issues relating to any securities in portfolios they manage, or issuers they follow, will consider the desirability of recalling the affected securities that are on loan or restricting lending of the affected securities prior to the record date for the matter.

•	If the proxy issue is determined to be material, and the determination is made prior to the shareholder meeting record date the Portfolio Manager(s) will contact the Securities Lending Department to recall securities on loan or restrict the loaning of any security held in any portfolio they manage, if they determine that it is in the best interest of shareholders to do so.

D.	Review and Reports

Detective Control Procedures

•	The General Counsel will review votes cast on behalf of portfolio securities held by the Funds, such review will also be reported to the Board of Directors of the Funds at each of their regularly scheduled meetings.

E.	Disclosure to Shareholders

Preventative Control Procedures

•	USBAM’s Legal Department will cause Form N-PX to be filed with the SEC, and ensure that any other proxy voting-related filings as required by regulation or contract are timely made.

•	USBAM shall make available the proxy voting record of the Funds to shareholders upon request. Additionally, shareholders can receive, on request, the voting records for the Funds by calling a toll free number (1-800-677-3863).

•	The Funds’ proxy voting policy and procedures will also be made available to the public in the Funds registration which is available to the public on the SEC website. Additionally, shareholders can receive, on request, the proxy voting policies for the Funds by calling a toll free number (1-800-677-3863).

Failure to Comply

USBAM strives to operate ethically and lawfully and requires all employees to conduct their activities in accordance with USBAM policies and applicable rules and regulations. USBAM encourages and expects all employees to report any potential or suspected activities that may be considered fraudulent or illegal in nature, or could potentially damage the reputation of the USBAM and/or the Funds. Employees should report such activities to one of the individuals listed below.

Employee’s immediate supervisor or other Advisor senior manager

USBAM Chief Executive Officer

USBAM Legal Counsel

USBAM/Fund Chief Compliance Officer

USBAM does not tolerate any retaliatory action against any individual for good-faith reporting of ethics violations, illegal conduct, suspicious activity or other serious issues. Allegations of retaliation will be appropriately investigated and, if substantiated, appropriate disciplinary action will be taken, up to and including termination. Diligent enforcement of non-retaliation measures is vital to the success of the reporting process because employees must feel they can report problems without fear of reprisals. Employees may report suspected retaliation to USBAM/Fund Chief Compliance Officer; USBAM Chief Executive Officer; employee’s immediate supervisor or other senior manager, or to the USBAM Human Resource Contact.

Failure of an employee to comply with all policies, rules and regulations may lead to disciplinary action. Such actions may include: documenting the incident of non-compliance in the employee’s personnel file, a fine, suspension of trading privileges and termination of employment. Serious violations may result in monetary fines, censure, suspension or result in other sanctions including the loss of certain licenses.

Policy Owner

•	Investment Practices Committee

Responsible Parties

•	Operations Department

•	Investment Practices Committee

•	Compliance Department/Chief Compliance Officer

•	Chief Investment Officer/Portfolio Managers

•	Legal Department/General Counsel

Related Policies

•	Recordkeeping & Retention

Related Disclosures

•	Form N-PX

•	Statement of Additional Information

•	Offering Memorandum (Mount Vernon Securities Lending Trust Prime Portfolio)

FIRST AMERICAN FUNDS, INC.

PART C: OTHER INFORMATION

Item 28. Exhibits

(a)(1)    Amended and Restated Articles of Incorporation, as amended through January 20, 1995 (Incorporated by reference to Exhibit (1) to Post-Effective Amendment No. 22, filed on January 22, 1996 (File Nos. 002-74747 and 811-03313)).

(a)(2)    Certificate of Designation dated October 2, 1997, designating Class A, B, C and D shares for Tax Free Obligations Fund and Class A shares for Treasury Obligations Fund (Incorporated by reference to Exhibit (1)(b) to Post-Effective Amendment No. 25, filed on October 7, 1997 (File Nos. 002-74747 and 811-03313)).

(a)(3)    Certificate of Designation dated March 2, 1998, designating Class A or Retail shares for Government Obligations Fund (Incorporated by reference to Exhibit (1)(b) to Post-Effective Amendment No. 28, filed on March 3, 1998 (File Nos. 002-74747 and 811-03313)).

(a)(4)    Certificate of Designation dated June 1, 2001, designating Class A, Y and S shares of Ohio Tax Free Obligations Fund; Class I and S shares of Prime Obligations Fund; Class S shares of Government Obligations Fund; Class S shares of Treasury Obligations Fund; and Class S shares of Tax Free Obligations Fund (Incorporated by reference to Exhibit (a)(2) to Post-Effective Amendment No. 36, filed on June 27, 2001 (File Nos. 002-74747, 811-03313)).

(a)(5)    Articles of Amendment to Articles of Incorporation dated November 26, 2001 (Incorporated by reference to Exhibit (a)(3) to Post-Effective Amendment No. 40, filed on November 30, 2001 (File Nos. 002-74747, 811-03313)).

(a)(6)    Certificate of Designation dated June 5, 2003, designating Class Z shares of Prime Obligations Fund (Incorporated by reference to Exhibit (a)(4) to Post-Effective Amendment No. 44, filed on June 6, 2003 (File Nos. 002-74747, 811-03313)).

(a)(7)    Certificate of Designation dated December 2003, designating Class Z shares of Government Obligations Fund, Tax Free Obligations Fund, and Treasury Obligations Fund (Incorporated by reference to Exhibit (a)(5) to Post-Effective Amendment No. 47, filed on December 1, 2003 (File Nos. 002-74747, 811-03313)).

(a)(8)    Certificate of Designation dated September 20, 2004, designating Class A, D, Y and Z shares of U.S. Treasury Money Market Fund (Incorporated by reference to Exhibit (a)(6) to Post-Effective Amendment No. 50, filed on October 15, 2004 (File Nos. 002-74747, 811-03313)).

(a)(9)    Certificate of Designation dated May 5, 2005, designating Reserve shares of Treasury Obligations Fund (Incorporated by reference to Exhibit (1)(i) to the initial registration statement on Form N-14, filed on May 20, 2005 (File Nos. 333-125098, 811-03313)).

(a)(10)  Articles of Amendment to Articles of Incorporation dated August 30, 2005 (Incorporated by reference to Exhibit (a)(10) to Post-Effective Amendment No. 55, filed on October 28, 2005 (File Nos. 002-74747, 811-03313)).

(a)(11)  Certificate of Designation filed February 23, 2006, designating Institutional Investor shares of Prime Obligations Fund, Government Obligations Fund, Treasury Obligations Fund, Tax Free Obligations Fund, and U.S. Treasury Money Market Fund (Incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 58, filed on October 31, 2006 (File Nos. 002-74747, 811-03313)).

(a)(12)  Articles of Correction to Certificate of Designation filed February 23, 2006 (Incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 58, filed on October 31, 2006 (File Nos. 002-74747, 811-03313)).

(a)(13)  Certificate of Designation dated February 5, 2016 designating Class X shares of Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund (Incorporated by reference to Exhibit (a)(13) to Post-Effective Amendment No. 75, filed on February 5, 2016 (File Nos. 002-74747, 811-03313)).

(b)        Bylaws, as amended December 17, 2015 (Incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 76, filed on February 19, 2016 (File Nos. 002-74747, 811-03313)).

(c)         Not applicable.

(d)(1)    Investment Advisory Agreement, dated January 20, 1995, between the Registrant and First Bank National Association (Incorporated by reference to Exhibit (5) to Post-Effective Amendment No. 22, filed on January 22, 1996 (File Nos. 002-74747, 811-03313)).

(d)(2)    Assignment and Assumption Agreement, dated May 2, 2001, relating to assignment of Investment Advisory Agreement to U.S. Bancorp Piper Jaffray Asset Management, Inc. (Incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 51, filed on November 30, 2004 (File Nos. 002-74747, 811-03313)).

(d)(3)    Amendment to Exhibit A to Investment Advisory Agreement effective October 25, 2004 (series and fees) (Incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 50, filed on October 15, 2004 (File Nos. 002-74747, 811-03313)).

(d)(4)    Amendment to Investment Advisory Agreement dated as of June 21, 2005, permitting First American Funds, Inc. to purchase securities from Piper Jaffray & Co. (Incorporated by reference to Exhibit (d)(5) to Post-Effective Amendment No. 54, filed on August 16, 2005 (File Nos. 002-74747, 811-03313)).

(d)(5)    Amendment to Exhibit A to Investment Advisory Agreement effective June 30, 2015.

 2

(d)(6)    Expense Limitation Agreement effective October 30, 2015, between the Registrant and U.S. Bancorp Asset Management, Inc. (Incorporated by reference to Exhibit (d)(5) to Post-Effective Amendment No. 73, filed on October 30, 2015 (File Nos. 002-74747, 811-03313)).

(d)(7)    Expense Limitation Agreement effective April 1, 2016, between the Registrant and U.S. Bancorp Asset Management, Inc.*

(d)(8)    Expense Limitation Agreement effective April 5, 2016, between the Registrant and U.S. Bancorp Asset Management, Inc. (Incorporated by reference to Exhibit (d)(7) to Post-Effective Amendment No. 77, filed on April 5, 2016 (File Nos. 002-74747, 811-03313)).

(d)(9)    Expense Limitation Agreement effective June 1, 2016, between the Registrant and U.S. Bancorp Asset Management, Inc.*

(e)(1)    Distribution Agreement dated July 1, 2007, between Registrant and Quasar Distributors, LLC (Incorporated by reference to Exhibit (e)(1) to Post-Effective Amendment No. 59, filed on October 31, 2007 (File Nos. 002-74747, 811-03313)).

(e)(2)    Form of Dealer Agreement (Incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 65, filed on October 28, 2011 (File Nos. 002-74747, 811-03313)).

(f)         Not applicable.

(g)(1)    Custody Agreement dated July 1, 2006, between Registrant and U.S. Bank National Association (Incorporated by reference to Exhibit (g) to Post-Effective Amendment No. 58, filed on October 31, 2006 (File Nos. 002-74747, 811-03313)).

(g)(2)    Amendment to Custody Agreement dated July 1, 2007 (Incorporated by reference to Exhibit (g)(2) to Post-Effective Amendment No. 59, filed on October 31, 2007 (File Nos. 002-74747, 811-03313)).

(g)(3)    Amendment to Custody Agreement dated February 19, 2009 (Incorporated by reference to Exhibit (g)(3) to Post-Effective Amendment No. 62, filed on October 30, 2009 (File Nos. 002-74747, 811-03313)).

(g)(4)    Amendment to Custody Agreement dated June 9, 2016.*

(h)(1)    Administration Agreement dated as of July 1, 2006, by and between Registrant and U.S. Bancorp Asset Management, Inc. (formerly known as FAF Advisors, Inc.) (Incorporated by reference to Exhibit (h)(1) to Post-Effective Amendment No. 58, filed on October 31, 2006 (File Nos. 002-74747, 811-03313)).

(h)(2)    Amended Schedule A to Administration Agreement, dated July 1, 2011, between Registrant and U.S. Bancorp Asset Management, Inc. (Incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 65, filed on October 28, 2011 (File Nos. 002-74747, 811-03313)).

 3

(h)(3)    Sub-Administration Agreement effective as of July 1, 2005, by and between U.S. Bancorp Asset Management Inc. and U.S. Bancorp Fund Services, LLC. (Incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 54, filed on August 16, 2005 (File Nos. 002-74747, 811-03313)).

(h)(4)    Transfer Agent and Shareholder Servicing Agreement dated as of September 19, 2006, by and among Registrant, U.S. Bancorp Fund Services, LLC, and U.S. Bancorp Asset Management, Inc. (formerly known as FAF Advisors, Inc.) (Incorporated by reference to Exhibit (h)(3) to Post-Effective Amendment No. 59, filed on October 31, 2007 (File Nos. 002-74747, 811-03313)).

(h)(5)    Exhibit A to Transfer Agent and Shareholder Servicing Agreement effective July 1, 2010 (Incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 65, filed on October 28, 2011 (File Nos. 002-74747, 811-03313)).

(h)(6)    Amended Shareholder Service Plan and Agreement effective July 1, 2005, as further amended effective February 22, 2006, between Registrant and U.S. Bancorp Asset Management, Inc. for Class A, Class D, Class I, Class Y, Institutional Investor, and Reserve shares (Incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 58, filed on October 31, 2006 (File Nos. 002-74747, 811-03313)).

(h)(7)    Securities Lending Agreement dated January 1, 2007, by and between First American Funds, Inc. - Government Obligations Fund and U.S. Bank National Association (Incorporated by reference to Exhibit (h)(8) to Post-Effective Amendment No. 60, filed on October 31, 2008 (File Nos. 002-74747, 811-03313)).

(h)(8)    Amendment to Securities Lending Agreement effective January 1, 2011, by and between First American Funds, Inc. – Government Obligations Fund and U.S. Bank National Association (Incorporated by reference to Exhibit (h)(8) to Post-Effective Amendment No. 67, filed on October 30, 2012 (File Nos. 002-74747, 811-03313)).

(h)(9)    Securities Lending Agreement dated January 1, 2007, by and between First American Funds, Inc. - Treasury Obligations Fund and U.S. Bank National Association (Incorporated by reference to Exhibit (h)(9) to Post-Effective Amendment No. 60, filed on October 31, 2008 (File Nos. 002-74747, 811-03313)).

(h)10)   Amendment to Securities Lending Agreement effective January 1, 2011, by and between First American Funds, Inc. – Treasury Obligations Fund and U.S. Bank National Association (Incorporated by reference to Exhibit (h)(10) to Post-Effective Amendment No. 67, filed on October 30, 2012 (File Nos. 002-74747, 811-03313)).

(h)(11)  Securities Lending Agreement dated October 1, 2011, by and between First American Funds, Inc. – Prime Obligations Fund and U.S. Bank National Association (Incorporated by reference to Exhibit (h)(9) to Post-Effective Amendment No. 65, filed on October 28, 2011 (File Nos. 002-74747, 811-03313)).

(i)          Opinion and Consent of Dorsey & Whitney LLP (to be filed by amendment).

 4

(j)          Not applicable.

(k)         Not applicable.

(l)          Not applicable.

(m)(1)   Amended and Restated Distribution and Service Plan effective September 19, 2006, for Class A, Class B, Class C, Class D, and Reserve shares (Incorporated by reference to Exhibit (m) to Post-Effective Amendment No. 59, filed on October 31, 2007 (File Nos. 002-74747, 811-03313)).

(m)(2)   Form of Rule 12b-1 Fee Agreement (Incorporated by reference to Exhibit (m)(2) to Post-Effective Amendment No. 67, filed on October 30, 2012 (File Nos. 002-74747, 811-03313)).

(n)        Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3, effective June 9, 2016.*

(o)        Reserved.

(p)(1)    First American Funds Code of Ethics adopted under Rule 17j-1 of the Investment Company Act of 1940 and Section 406 of the Sarbanes-Oxley Act (Incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 73, filed on October 30, 2015 (File Nos. 002-74747, 811-03313)).

(p)(2)    U.S. Bancorp Asset Management, Inc. Code of Ethics adopted under Rule 17j-1 of the Investment Company Act of 1940 (Incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 75, filed on February 5, 2016 (File Nos. 002-74747, 811-03313)).

(p)(3)    Quasar Distributors, LLC Code of Ethics adopted under Rule 17j-1 of the Investment Company Act of 1940 (Incorporated by reference to Exhibit (p)(3) to Post-Effective Amendment No. 73, filed on October 30, 2015 (File Nos. 002-74747, 811-03313)).

(q)(1)    Power of Attorney dated September 23, 2015 (Incorporated by reference to Exhibit (q) to Post-Effective Amendment No. 73, filed on October 30, 2015 (File Nos. 002-74747, 811-03313)).

(q)(2)    Power of Attorney dated February 2, 2016 (Incorporated by reference to Exhibit (q)(2) to Post-Effective Amendment No. 75, filed on February 5, 2016 (File Nos. 002-74747, 811-03313)).

*           Filed herewith.

Item 29. Persons Controlled by or Under Common Control with the Fund

Not applicable.

 5

Item 30. Indemnification

The Registrant’s Articles of Incorporation and Bylaws provide that the Registrant shall indemnify such persons for such expenses and liabilities, in such manner, under such circumstances, and to the full extent as permitted by Section 302A.521 of the Minnesota Statutes, as now enacted or hereafter amended; provided, however, that no such indemnification may be made if it would be in violation of Section 17(h) of the Investment Company Act of 1940, as now enacted or hereafter amended, and any rules, regulations, or releases promulgated thereunder. Section 302A.521 of the Minnesota Statutes, as now enacted, provides that a corporation shall indemnify a person made or threatened to be made a party to a proceeding by reason of the former or present official capacity of the person against judgments, penalties, fines, settlements and reasonable expenses, including attorneys’ fees and disbursements, incurred by the person in connection with the proceeding if, with respect to the acts or omissions of the person complained of in the proceeding, the person has not been indemnified by another organization for the same judgments, penalties, fines, settlements, and reasonable expenses incurred by the person in connection with the proceeding with respect to the same acts or omissions; acted in good faith, received no improper personal benefit, and the Minnesota Statutes dealing with directors’ conflicts of interest, if applicable, have been satisfied; in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful; and reasonably believed that the conduct was in the best interests of the corporation or, in certain circumstances, reasonably believed that the conduct was not opposed to the best interests of the corporation. The Registrant undertakes that no indemnification or advance will be made unless it is consistent with Sections 17(h) or 17(i) of the Investment Company Act of 1940, as now enacted or hereafter amended, and Securities and Exchange Commission rules, regulations, and releases (including, without limitation, Investment Company Act of 1940 Release No. 11330, September 2, 1980). Insofar as the indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933, as amended, and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of the Investment Adviser

Information on the business of the Registrant’s investment adviser, U.S. Bancorp Asset Management, Inc. (the “Manager”), is described in the section of each series’ Statement of Additional Information, filed as part of this Registration Statement, entitled “Investment Advisory and Other Services.” The directors and officers of the Manager are listed below, together with their principal occupation or other positions of a substantial nature during the past two fiscal years.

 6

Name and Address	Principal Occupation(s) During the Past Two Years
Eric J. Thole U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402	Chief Executive Officer and President, U.S. Bancorp Asset Management, Inc. since June 2014; prior thereto, Chief Operating Officer, U.S. Bancorp Asset Management, Inc.; Director, U.S. Bancorp Asset Management, Inc.; President, FAF and Mount Vernon since June 2014; prior thereto, Vice President, FAF and Mount Vernon

James D. Palmer U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402	Chief Investment Officer, U.S. Bancorp Asset Management, Inc. since August 2012; Director, U.S. Bancorp Asset Management, Inc. since June 2014; Vice President, FAF and Mount Vernon since June 2014

Richard J. Ertel U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402	Director, Chief Counsel and Secretary, U.S. Bancorp Asset Management, Inc.; Secretary, FAF and Mount Vernon

Jill M. Stevenson U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402	Mutual Funds Treasurer and Head of Operations, U.S. Bancorp Asset Management, Inc. since September 2014; prior thereto, Mutual Funds Treasurer, U.S. Bancorp Asset Management, Inc.; Treasurer, FAF and Mount Vernon

Jon E. Webster U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402	Head of Technology, U.S. Bancorp Asset Management, Inc. since September 2014; prior thereto, Managing Director, Technology, U.S. Bancorp Asset Management, Inc.
Louis G. Martine U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402	Head of Distribution, U.S. Bancorp Asset Management, Inc.

Kenneth L. Delecki U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402	Head of Securities Lending, U.S. Bancorp Asset Management, Inc.

Scott F. Cloutier U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402	Senior Corporate Counsel, U.S. Bancorp Asset Management, Inc.; Assistant Secretary, FAF and Mount Vernon
Ruth M. Mayr U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402	Chief Compliance Officer, U.S. Bancorp Asset Management, Inc.; Chief Compliance Officer, FAF and Mount Vernon

Brett E. Scribner U.S. Bank National Association 800 Nicollet Mall Minneapolis, MN 55402	Senior Vice President, U.S. Bancorp Asset Management, Inc.; Corporate Tax Director, U.S. Bank National Association

 7

Item 32. Principal Underwriters

 Registrant’s distributor, Quasar Distributors, LLC (the “Distributor”) acts as principal underwriter and distributor for the following investment companies:

1919 Funds	Falah Capital	Perritt Funds, Inc.
AC One China Fund	Fiera Capital Funds	PIA Funds
Academy Asset ETF Funds	First American Funds, Inc.	Poplar Forest Funds
Academy Fund Trust	Fort Pitt Capital Group, Inc.	Port Street Funds
Advantus Mutual Funds	Fulcrum Funds	Primecap Odyssey Funds
Aegis Funds	Fund X Funds	Prospector Funds
Akre Funds	Geneva Advisors Funds	Provident Mutual Funds, Inc.
Allied Asset Advisors Funds	Glenmede Fund, Inc.	Purisima Funds
Alpha Architect Funds	Glenmede Portfolios	Pzena Funds
Alpha Funds	GoodHaven Funds	Rainier Funds
AlphaClone ETF Fund	Great Lakes Funds	RBC Funds Trust
AlphaMark ETFs	Greenspring Fund	Reinhart Funds
Alpine Equity Trust	Guinness Atkinson Funds	RiverNorth Funds
Alpine Income Trust	Harding Loevner Funds	Rockefeller Funds
Alpine Series Trust	Hennessy Funds Trust	Scharf Funds
American Trust	Hodges Funds	Schooner Investment Group
Amplify ETFs	Hood River Funds	Semper Funds
Angel Oak Funds	Horizon Investment Funds	Shenkman Funds
Appleton Group	Hotchkis & Wiley Funds	SIMS Total Return Fund
Appleton Partners Inc	Huber Funds	Smith Group Funds
Aptus ETF	Infinity Q Funds	Snow Capital Family of Funds
Barrett Growth Fund	Infusive Funds	Soundwatch Fund
Barrett Opportunity Fund	Intrepid Capital Management	Spencer Capital Funds
Becker Value Equity Fund	IronBridge Funds	Stone Ridge Funds
Boston Common Funds	Jackson Square Partners	Stone Ridge Trust II
Bramshill Funds	Jacob Funds, Inc.	Stone Ridge Trust III
Bridge Builder Trust	Jensen Funds	Stone Ridge Trust IV
Bridge City Capital	Kellner Funds	Stone Ridge Trust V
Bridges Investment Fund, Inc.	Kensho ETFs	Thomas White Funds
Bright Rock Funds	Kirr Marbach Partners Funds, Inc	Thompson IM Funds, Inc.
Brookfield Investment Funds	Lawson Kroeker Funds	Tiedemann Funds
Brown Advisory Funds	LKCM Funds	Torray Funds
Buffalo Funds	LoCorr Investment Trust	TorrayResolute Funds
Bushido Funds	Logan Capital Funds	Tortoise Funds
CAN SLIM Select Growth Fund	Lyxor Asset Management Funds	Trillium Funds
Capital Advisors Funds	MainGate MLP Funds	Trust and Fiduciary Management
CG Funds Trust	Marketfield Fund	Services ETF
Chase Funds	Matrix Asset Advisors, Inc.	Tygh Capital Management
Coho Partners	Mar Vista Funds	US Global ETFs
Coldstream Funds	MD Sass	USA Mutuals Funds
Collins Capital Funds	Monetta Trust	Validea Funds
Congress Funds	Morgan Dempsey Funds	Victory Portfolios II
Consilium Funds	Muhlenkamp Fund	Vident Funds
Convergence Funds	Muzinich Funds	Villere & Co.
Cove Street Capital Funds	Nicholas Funds	Wasmer Schroeder Funds
CSat ETF	Nuance Funds	WBI Funds
Cushing Funds	Oaktree Funds	Weiss Multi-Strategy Funds
Davidson Funds	Orinda Funds	Welton Partners
Dearborn Funds	O’Shaughnessy Funds	Westchester Capital Funds
Diamond Hill	Osterweis Funds	Wisconsin Capital Funds, Inc.
DoubleLine Funds	Otter Creek Funds	YCG Funds
DSM Mutual Funds	Pension Partners Funds	Zevenbergen Capital Investment
Edgar Lomax Value Fund	Permanent Portfolio Funds	Funds
Evermore Global Investors Trust	Permberwick Funds	Ziegler Strategic Income Fund

 8

The board members and officers of Quasar Distributors, LLC and their positions or offices with the Registrant are identified in the following table. Unless otherwise noted, the business address for each board member or officer is Quasar Distributors, LLC 615 East Michigan Street, Milwaukee, WI 53202.

Name	Position and Offices with Underwriter	Position and Offices with Registrant
James R. Schoenike	President, Board Member, General Securities Principal and FINRA Executive Officer	None

Joseph Neuberger	Board Member	None

Robert Kern 777 East Wisconsin Avenue Milwaukee, WI 53202	Board Member	None

Peter Hovel	Chief Financial Officer	None

Susan L. LaFond	Vice President and Treasurer	None

Brett E. Scribner 800 Nicollet Mall Minneapolis, MN 55402	Assistant Treasurer	None
Andrew M. Strnad 6602 E. 75th Street Indianapolis, IN 46250	Vice President and Secretary	None
Teresa Cowan	Senior Vice President, Assistant Secretary, General Securities Principal and Chief Compliance Officer	None

Item 33. Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by U.S. Bancorp Asset Management, Inc., 800 Nicollet Mall, Minneapolis, Minnesota, 55402, and U.S. Bancorp Fund Services, LLC, 615 E. Michigan Street, Milwaukee, Wisconsin 53202.

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

 9

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to its Registration Statement Nos. 002-74747 and 811-03313 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis, State of Minnesota, on the 10th day of June, 2016.

FIRST AMERICAN FUNDS, INC.

By:	/s/ Eric J. Thole
Eric J. Thole, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated and on June 10, 2016.

	SIGNATURE	TITLE

/s/ Eric J. Thole
	Eric J. Thole	President

/s/ Jill M. Stevenson
	Jill M. Stevenson	Treasurer (principal financial/accounting officer)

*
	David K. Baumgardner	Director

*
	Mark E. Gaumond	Director

*
	Roger A. Gibson	Director

*
	Leonard W. Kedrowski	Director

*
	Richard K. Riederer	Director

*
	James M. Wade	Director

* Richard J. Ertel, by signing his name hereto, does hereby sign this document on behalf of each of the above-named Directors of First American Funds, Inc. pursuant to the powers of attorney duly executed by such persons.

By:	/s/ Richard J. Ertel
	Richard J. Ertel	Attorney-in-Fact

 10

Index to Exhibits

Exhibit Number	Name of Exhibit
(d)(7)	Expense Limitation Agreement dated April 1, 2016
(d)(9)	Expense Limitation Agreement dated June 1, 2016
(g)(4)	Amendment to Custodian Agreement
(n)	Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3

 11